UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS Alternative Growth Fund

(Class A: EEHAX)

(Class I: EEHIX)

AXS Aspect Core Diversified Strategy Fund

(Class A: EQAAX)

(Class C: EQACX)

(Class I: EQAIX)

AXS Chesapeake Strategy Fund

(Class A: ECHAX)

(Class C: ECHCX)

(Class I: EQCHX)

AXS Managed Futures Strategy Fund

(Class A: MHFAX)

(Class C: MHFCX)

(Class I: MHFIX)

AXS Multi-Strategy Alternatives Fund

(Class I: KCMIX)

(Class R-1: KCMTX)

AXS Sustainable Income Fund

(Class I: AXSKX)

AXS Thomas Reuters Private Equity Return Tracker Fund

(Class A: LDPAX)

(Class C: LDPCX)

(Class I: LDPIX)

AXS Thomas Reuters Venture Capital Return Tracker Fund

(Class A: LDVAX)

(Class C: LDVCX)

(Class I: LDVIX)

SEMI-ANNUAL REPORT

March 31, 2021

AXS Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Consolidated Schedule of Investments	1
Consolidated Statements of Assets and Liabilities	64
Consolidated Statements of Operations	70
Consolidated Statements of Changes in Net Assets	73
Consolidated Financial Highlights	81
Notes to Consolidated Financial Statements	101
Supplemental Information	143
Expense Examples	159

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS Funds. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 32.8%
	United States Treasury Bill
$625,000	0.000%, 5/27/2021	$624,990
300,000	0.000%, 6/3/2021	299,993
350,000	0.000%, 8/26/2021	349,973
	TOTAL U.S. TREASURY BILLS
	(Cost $1,274,845)	1,274,956

Number of Shares
	SHORT-TERM INVESTMENTS — 31.2%
1,209,576	Fidelity Investments Money Market Government Portfolio - Class I, 0.01%[1]	1,209,576
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,209,576)	1,209,576

	TOTAL INVESTMENTS — 64.0%
	(Cost $2,484,421)	2,484,532

	Other Assets in Excess of Liabilities — 36.0%	1,399,515
	TOTAL NET ASSETS — 100.0%	$3,884,047

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Notional Value	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
24	S&P 500 E-Mini	June 2021	$4,745,496	$4,760,880	$15,384
TOTAL FUTURES CONTRACTS			$4,745,496	$4,760,880	$15,384

See accompanying Notes to Consolidated Financial Statements.

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

SWAP CONTRACT

TOTAL RETURN SWAP

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate[1]	Termination Date	Notional Value	Appreciation Unrealized (Depreciation)
Deutsche Bank	AXS Alternative Growth Fund Custom Basket[2]	Receive	0.50% of Notional Value	June 1, 2023	$8,640,656	$(748,333)
TOTAL SWAP CONTRACT						$(748,333)

[1]	Financing rate is based upon predetermined notional amounts.
[2]	This investment is a holding of the AXS Alternative Growth Fund Limited.

See accompanying Notes to Consolidated Financial Statements.

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Total Return Swap Top 50 Holdings^

FUTURES CONTRACTS

Number of Long Contracts	Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
56	Three Month Canadian Bankers Acceptance Future	Sep-22	$10,990,693	$5,571
26	Eurodollar	Dec-21	6,480,816	(1,870)
15	3 month Euro (EURIBOR)	Dec-22	4,554,934	(473)
22	3 month Sterling	Mar-22	3,782,114	(5,697)
10	Three Month Canadian Bankers Acceptance Future	Dec-21	1,922,155	(325)
8	2 year US Treasury Notes	Jun-21	1,827,991	(390)
27	Light Sweet Crude Oil (WTI) Future	May-21	1,622,935	(53,308)
5	3 month Euro (EURIBOR)	Dec-21	1,502,702	84
16	3 year Australian Treasury Bond	Jun-21	1,452,707	(727)
10	2 year Euro-Schatz	Jun-21	1,259,837	(52)
4	3 month Euro (EURIBOR)	Mar-22	1,156,438	(33)
6	Three Month Canadian Bankers Acceptance Future	Dec-22	1,102,475	419
22	Coffee C Future	May-21	1,008,694	(70,136)
4	Eurodollar	Mar-22	976,491	(247)
5	90 Day Bank Accepted Bill Future	Mar-22	950,380	(209)
7	10 year US Treasury Notes	Jun-21	916,675	(4,661)
8	10 year Australian Treasury Bond Future	Jun-21	880,734	(5,295)
4	90 Day Bank Accepted Bill Future	Sep-21	726,517	2
4	Three Month Canadian Bankers Acceptance Future	Jun-22	723,248	(510)
2	3 month Euro (EURIBOR)	Sep-21	649,666	84
10	Brent Crude Monthly Future	May-21	642,460	9,338
3	Eurodollar	Jun-21	627,603	(86)
4	Euro-BOBL	Jun-21	622,728	(1,336)

Number of Short Contracts	Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
(20)	Three Month Canadian Bankers Acceptance Future	Jun-21	$(3,916,613)	$(445)
(10)	Eurodollar	Jun-21	(2,538,696)	232
(10)	Euro-BUND	Jun-21	(2,095,849)	(605)
(29)	Light Sweet Crude Oil (WTI) Future	Apr-21	(1,742,676)	68,229
(9)	2 year Euro-Schatz	Jun-21	(1,242,132)	(110)
(8)	JPY/USD	Jun-21	(934,782)	16,539
(4)	3 month Sterling	Jun-21	(766,069)	53
(4)	Euro-BOBL	Jun-21	(705,890)	(359)
(22)	Soybean Oil Future	May-21	(675,011)	(554)
(10)	Brent Crude Monthly Future	Apr-21	(649,977)	(11,941)
(0)	10 year Japanese Government Bond	Jun-21	(641,303)	(191)

OPTIONS ON CURRENCY

	Put/Call	Description	Expiration Date	Strike Price	Notional Value	Unrealized Appreciation (Depreciation)
Purchased
	Call	XAG/USD	Jul-21	$29.40	$1,391,988	$1,906
	Call	NOK/USD	Aug-21	9.50	1,089,051	2,698
	Put	JPY/AUD	Aug-21	72.00	718,832	123
	Put	JPY/AUD	Jun-21	76.00	622,229	86

Written
	Call	NOK/USD	Aug-21	$9.50	$(1,089,051)	$(2,698)
	Put	JPY/USD	Jul-21	96.00	(738,609)	-
	Put	JPY/AUD	Aug-21	72.00	(718,832)	(123)
	Call	XAG/USD	Jul-21	29.40	(668,154)	1,148

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Settlement Date	Counterparty	Currency Units to Deliver/(Receive)		In Exchange For		Unrealized Appreciation (Depreciation)
Jun-21	Deutsche Bank	$(1,070,677)	SGO	$(796,631)	USD	$(346)
Jun-21	Deutsche Bank	904,602	SGO	671,512	USD	(1,260)

OPTIONS ON FUTURES CONTRACTS

	Put/Call	Description	Expiration Date	Strike Price	Notional Value	Unrealized Appreciation (Depreciation)
Purchased
	Call	Eurodollar	Jun-21	$100.00	$2,086,829	$52
	Call	Eurodollar	Jun-21	99.88	1,083,795	41
	Call	Eurodollar	Jun-22	99.25	946,824	358
	Call	1 Year Eurodollar Midcurve Option	Sep-21	99.50	711,907	304

Written
	Call	Eurodollar	Jun-22	$99.00	$(944,439)	$(286)
	Call	1 Year Eurodollar Midcurve Option	Sep-21	99.38	(711,013)	(215)

AUD - Australian Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

SGD - Singapore Dollar Offshore

USD - U.S. Dollar

XAG - Silver

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

AXS Alternative Growth Fund

CONSOLIDATED SUMMARY OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Security Type	Percent of Total Net Assets
U.S. Treasury Bills	32.8%
Short-Term Investments	31.2%
Total Investments	64.0%
Other Assets in Excess of Liabilities	36.0%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 86.9%
7,863,996	Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%[1]	$7,863,996

Principal Amount
$9,400,077	UMB Money Market Fiduciary, 0.01%[1]	9,400,077
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,264,073)	17,264,073

	TOTAL INVESTMENTS — 86.9%
	(Cost $17,264,073)	17,264,073

	Other Assets in Excess of Liabilities — 13.1%	2,595,344
	TOTAL NET ASSETS — 100.0%	$19,859,417

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn[1]	May 2021	3	$69,870	$84,638	$14,768
CBOT Corn[1]	July 2021	3	80,657	82,125	1,468
CBOT Soybean[1]	May 2021	2	135,168	143,675	8,507
CBOT Soybean Meal[1]	May 2021	3	128,487	126,960	(1,527)
CBOT Soybean Oil[1]	July 2021	2	58,865	60,912	2,047
CBOT Wheat[1]	May 2021	1	30,915	30,900	(15)
CBOT Wheat[1]	July 2021	1	32,240	30,788	(1,452)
CME Lean Hogs[1]	June 2021	3	113,918	126,360	12,442
CME Lean Hogs[1]	July 2021	3	118,518	125,610	7,092
CME Live Cattle[1]	August 2021	2	95,737	97,580	1,843
CME Live Cattle[1]	October 2021	2	98,205	100,180	1,975
CME Live Cattle[1]	June 2021	1	48,753	49,160	407
CMX Copper[1]	May 2021	2	188,554	199,775	11,221
ICE Brent Crude Oil[1]	June 2021	2	134,023	125,480	(8,543)
ICE Brent Crude Oil[1]	July 2021	1	66,251	62,310	(3,941)
ICE ECX Emission[1]	December 2021	2	67,539	88,134	20,595
ICE Low Sulphur Gas[1]	May 2021	3	160,204	152,250	(7,954)
ICE Low Sulphur Gas[1]	June 2021	1	54,551	50,975	(3,576)
KCBT Hard Red Winter Wheat[1]	May 2021	2	64,542	57,575	(6,967)
LME Copper[1]	June 2021	1	226,513	219,694	(6,819)
LME Lead[1]	June 2021	1	49,450	49,294	(156)
LME Primary Aluminum[1]	June 2021	5	262,393	276,094	13,701
LME Primary Nickel[1]	June 2021	1	112,464	96,366	(16,098)
LME Zinc[1]	June 2021	2	141,793	140,838	(955)
NYBOT Cocoa[1]	July 2021	1	25,553	23,850	(1,703)
NYBOT Cocoa[1]	September 2021	1	25,583	24,020	(1,563)
NYBOT Cotton #2[1]	July 2021	2	81,825	82,170	345
NYBOT Sugar #11[1]	October 2021	5	83,185	82,768	(417)
NYBOT Sugar #11[1]	July 2021	5	87,833	82,712	(5,121)
NYMEX NY Harbor ULSD[1]	May 2021	2	153,451	148,663	(4,788)
NYMEX NY Harbor ULSD[1]	June 2021	1	76,740	74,457	(2,283)
NYMEX Platinum[1]	July 2021	1	59,352	59,575	223
NYMEX RBOB Gasoline[1]	June 2021	3	249,154	246,153	(3,001)
NYMEX WTI Crude Oil[1]	May 2021	2	122,874	118,320	(4,554)
NYMEX WTI Crude Oil[1]	June 2021	1	64,332	59,180	(5,152)

Foreign Exchange Futures
CME Australian Dollar	June 2021	7	540,317	532,105	(8,212)
CME British Pound	June 2021	24	2,077,295	2,067,150	(10,145)
CME Canadian Dollar	June 2021	14	1,111,375	1,113,980	2,605
CME Euro	June 2021	4	596,305	587,100	(9,205)
CME Mexican Peso	June 2021	7	165,994	169,890	3,896
CME New Zealand Dollar	June 2021	6	431,527	418,980	(12,547)

Index Futures
CBOT DJIA Index E-Mini	June 2021	2	326,673	328,980	2,307
CME E-mini Russell 2000 Index	June 2021	1	117,464	111,125	(6,339)
CME E-mini S&P 500	June 2021	1	196,654	198,370	1,716
CME E-mini S&P MidCap 400	June 2021	1	264,046	260,530	(3,516)
CME NASDAQ 100 E-Mini	June 2021	1	264,597	261,795	(2,802)
CME Nikkei 225	June 2021	1	143,452	146,850	3,398
EOE AEX Index (Amsterdam)	April 2021	2	271,982	280,981	8,999
EOP CAC 40 10 Euro	April 2021	4	242,003	242,750	747
EUX DAX Index	June 2021	1	363,739	377,796	14,057
EUX Euro STOXX 50	June 2021	6	227,014	232,814	5,800
FTSE China A50	April 2021	8	134,641	137,456	2,815
HKG Hang Seng Index	April 2021	1	1,407,619	1,408,671	1,052
HKG HSCEI	April 2021	2	1,085,376	1,086,524	1,148
ICF FTSE 100 Index	June 2021	3	201,812	199,845	(1,967)
MIL FTSE/MIB Index	June 2021	2	239,204	244,758	5,554

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

FUTURES CONTRACTS (Continued)

Long Contracts (Continued)	Expiration Date	Number of Contracts	Notional Value	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Index Futures (Continued)
MSE S&P/TSE 60 Index	June 2021	2	$445,249	$444,605	$(644)
NYF MSCI EAFE Index	June 2021	2	220,653	219,200	(1,453)
NYF MSCI Emerging Markets Index	June 2021	2	132,983	132,250	(733)
OSE TOPIX Index	June 2021	2	37,630,340	37,643,432	13,092
SAF FTSE/JSE Top 40	June 2021	3	1,856,252	1,854,839	(1,413)
SFE SPI 200 Index	June 2021	2	340,454	338,818	(1,636)
SGX Nifty 50 Index	April 2021	3	89,225	88,476	(749)
SGX Nikkei 225	June 2021	1	14,317,737	14,320,377	2,640
SSE OMXS30 Index	April 2021	15	3,228,017	3,234,069	6,052

Interest Rate Futures
CBOT 2-Year U.S. Treasury Note	June 2021	12	2,651,356	2,648,719	(2,637)
CME Eurodollar	December 2022	6	1,494,285	1,492,500	(1,785)
CME Eurodollar	June 2022	3	748,080	747,825	(255)
CME Eurodollar	December 2021	3	748,193	748,013	(180)
CME Eurodollar	September 2022	3	748,143	747,225	(918)
CME Eurodollar	June 2023	2	496,703	496,100	(603)
CME Eurodollar	September 2023	2	495,316	494,850	(466)
CME Eurodollar	March 2023	1	248,776	248,487	(289)
EUX Euro-BOBL	June 2021	1	135,341	135,035	(306)
EUX Euro-BTP Italian Government Bond	June 2021	4	595,392	597,559	2,167
EUX Short-term Euro-BTP Italian Government Bond	June 2021	4	452,092	452,735	643
ICF 3 Month Euro Euribor	March 2023	1	251,363	251,157	(206)
ICF 3 Month Euro Euribor	June 2023	1	251,101	251,129	28
ICF 3 Month Euro Euribor	September 2023	1	251,013	251,042	29
ICF 90 Day Sterling	March 2022	8	999,285	997,444	(1,841)
ICF 90 Day Sterling	December 2021	3	375,339	374,200	(1,139)
MSE 3 Month Bank Acceptence	June 2022	8	1,987,464	1,987,254	(210)
MSE 3 Month Bank Acceptence	December 2021	8	1,989,689	1,989,698	9
MSE 3 Month Bank Acceptence	March 2022	6	1,492,086	1,491,998	(88)
MSE 3 Month Bank Acceptence	September 2022	5	1,240,259	1,239,904	(355)
MSE 3 Month Bank Acceptence	December 2022	2	495,229	494,987	(242)
SFE 90 Day Bank Bill	March 2022	3	2,999,192	2,998,963	(229)
SFE 90 Day Bank Bill	December 2021	3	2,999,267	2,999,150	(117)
SFE 90 Day Bank Bill	June 2022	2	1,999,216	1,999,063	(153)
SFE 90 Day Bank Bill	September 2022	2	1,998,993	1,998,747	(246)
SFE 90 Day Bank Bill	December 2022	1	999,164	999,125	(39)
SFE Australian 3 Year Bond	June 2021	61	7,137,104	7,139,036	1,932
Total Long Contracts			108,518,932	108,536,002	17,070

Short Contracts	Expiration Date	Number of Contracts	Notional Value	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Commodity Futures
CMX Gold[1]	June 2021	(1)	(168,428)	(171,560)	(3,132)
NYMEX Natural Gas[1]	June 2021	(1)	(27,918)	(26,670)	1,248
NYMEX Natural Gas[1]	May 2021	(4)	(105,542)	(104,320)	1,222

Foreign Exchange Futures
CME Japanese Yen	June 2021	(16)	(1,835,234)	(1,807,100)	28,134
CME Swiss Franc	June 2021	(6)	(810,180)	(794,625)	15,555

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	June 2021	(14)	(1,863,171)	(1,833,125)	30,046
CBOT 5-Year U.S. Treasury Note	June 2021	(11)	(1,362,707)	(1,357,383)	5,324
CBOT U.S. Long Bond	June 2021	(4)	(643,128)	(618,375)	24,753
CBOT Ultra Long-Term U.S. Treasury Bond	June 2021	(2)	(377,357)	(362,438)	14,919
CME Eurodollar	March 2022	(3)	(748,345)	(748,238)	107
EUX Euro-Bund	June 2021	(3)	(513,768)	(513,852)	(84)

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

FUTURES CONTRACTS (Continued)

Short Contracts (Continued)	Expiration Date	Number of Contracts	Notional Value	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Interest Rate Futures (Continued)
EUX Euro-Buxl 30 Year Bond	June 2021	(1)	$(209,239)	$(205,487)	$3,752
EUX Euro-Schatz	June 2021	(6)	(672,572)	(672,605)	(33)
ICF 90 Day Sterling	June 2022	(3)	(374,104)	(374,072)	32
ICF 90 Day Sterling	March 2023	(4)	(497,804)	(497,729)	75
ICF 90 Day Sterling	December 2022	(4)	(498,248)	(498,078)	170
ICF 90 Day Sterling	September 2022	(5)	(623,210)	(623,050)	160
ICF 90 Day Sterling	September 2023	(7)	(870,153)	(869,477)	676
ICF 90 Day Sterling	June 2023	(8)	(994,984)	(994,593)	391
ICF Long Gilt	June 2021	(11)	(1,415,355)	(1,398,999)	16,356
MSE Canadian 10 Year Bond	June 2021	(23)	(3,236,269)	(3,200,812)	35,457
OSE Japanese 10-Year Bond	June 2021	(1)	(151,319,300)	(151,317,861)	1,439
SFE Australian 10 Year Bond	June 2021	(11)	(1,517,425)	(1,518,817)	(1,392)
Total Short Contracts			(170,684,441)	(170,509,266)	175,175

TOTAL FUTURES CONTRACTS			$(62,165,509)	$(61,973,264)	$192,245

[1]	This investment is a holding of AXS Aspect Core Diversified Strategy Fund Limited.

See accompanying Notes to Consolidated Financial Statements.

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Settlement Date	Counterparty	Currency Units to Receive/(Deliver)		In Exchange For		Unrealized Appreciation (Depreciation)
6/16/2021	Morgan Stanley	281,076	BRL	50,000	USD	$(350)
6/16/2021	Morgan Stanley	276,682	BRL	50,000	USD	(1,125)
6/16/2021	Morgan Stanley	(145,325)	BRL	(25,000)	USD	(671)
6/16/2021	Morgan Stanley	(145,483)	BRL	(25,000)	USD	(699)
6/16/2021	Morgan Stanley	(862,686)	BRL	(150,000)	USD	(2,389)
6/16/2021	Morgan Stanley	221,725,050	CLP	300,000	USD	7,915
6/16/2021	Morgan Stanley	35,928,675	CLP	50,000	USD	(105)
6/16/2021	Morgan Stanley	(18,304,020)	CLP	(25,000)	USD	(419)
6/16/2021	Morgan Stanley	(18,321,520)	CLP	(25,000)	USD	(443)
6/16/2021	Morgan Stanley	(36,790,325)	CLP	(50,000)	USD	(1,092)
6/16/2021	Morgan Stanley	493,886	CNH	75,000	USD	(211)
6/16/2021	Morgan Stanley	329,428	CNH	50,000	USD	(115)
6/16/2021	Morgan Stanley	329,418	CNH	50,000	USD	(116)
6/16/2021	Morgan Stanley	329,400	CNH	50,000	USD	(119)
6/16/2021	Morgan Stanley	326,608	CNH	50,000	USD	(542)
6/16/2021	Morgan Stanley	164,642	CNH	25,000	USD	(68)
6/16/2021	Morgan Stanley	(328,695)	CNH	(50,000)	USD	226
6/16/2021	Morgan Stanley	(330,593)	CNH	(50,000)	USD	(62)
6/16/2021	Morgan Stanley	369,340,150	COP	100,000	USD	624
6/16/2021	Morgan Stanley	89,426,750	COP	25,000	USD	(636)
6/16/2021	Morgan Stanley	89,219,788	COP	25,000	USD	(693)
6/16/2021	Morgan Stanley	(93,014,463)	COP	(25,000)	USD	(341)
6/16/2021	Morgan Stanley	(93,076,463)	COP	(25,000)	USD	(358)
6/16/2021	Morgan Stanley	2,617,005	CZK	120,627	USD	(3,029)
6/16/2021	Morgan Stanley	1,311,492	CZK	59,531	USD	(597)
6/16/2021	Morgan Stanley	100,000	EUR	117,675	USD	(209)
6/16/2021	Morgan Stanley	100,000	EUR	118,455	USD	(990)
6/16/2021	Morgan Stanley	75,000	EUR	89,777	USD	(1,678)
6/16/2021	Morgan Stanley	50,000	EUR	59,067	USD	(334)
6/16/2021	Morgan Stanley	50,000	EUR	59,510	USD	(777)
6/16/2021	Morgan Stanley	50,000	EUR	59,242	USD	(509)
6/16/2021	Morgan Stanley	50,000	EUR	58,603	USD	130
6/16/2021	Morgan Stanley	50,000	EUR	59,852	USD	(1,119)
6/16/2021	Morgan Stanley	50,000	EUR	59,588	USD	(855)
6/16/2021	Morgan Stanley	25,000	EUR	29,419	USD	(52)
6/16/2021	Morgan Stanley	25,000	EUR	29,419	USD	(52)
6/16/2021	Morgan Stanley	25,000	EUR	29,926	USD	(559)
6/16/2021	Morgan Stanley	25,000	EUR	29,926	USD	(559)
6/16/2021	Morgan Stanley	25,000	EUR	29,926	USD	(559)
6/16/2021	Morgan Stanley	25,000	EUR	29,926	USD	(559)
6/16/2021	Morgan Stanley	25,000	EUR	29,926	USD	(559)
6/16/2021	Morgan Stanley	25,000	EUR	29,926	USD	(559)
6/16/2021	Morgan Stanley	25,000	EUR	29,926	USD	(559)
6/16/2021	Morgan Stanley	25,000	EUR	29,926	USD	(559)
6/16/2021	Morgan Stanley	25,000	EUR	29,926	USD	(559)
6/16/2021	Morgan Stanley	(25,000)	EUR	(29,794)	USD	427

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS - Continued

Settlement Date	Counterparty	Currency Units to Receive/(Deliver)		In Exchange For		Unrealized Appreciation (Depreciation)
6/16/2021	Morgan Stanley	(25,000)	EUR	(29,794)	USD	$427
6/16/2021	Morgan Stanley	(50,000)	EUR	(59,588)	USD	855
6/16/2021	Morgan Stanley	(50,000)	EUR	(59,531)	USD	798
6/16/2021	Morgan Stanley	(50,000)	EUR	(59,531)	USD	798
6/16/2021	Morgan Stanley	(50,000)	EUR	(59,531)	USD	798
6/16/2021	Morgan Stanley	(50,000)	EUR	(59,588)	USD	855
6/16/2021	Morgan Stanley	(50,000)	EUR	(59,945)	USD	1,212
6/16/2021	Morgan Stanley	(50,000)	EUR	(58,603)	USD	(130)
6/16/2021	Morgan Stanley	(50,000)	EUR	(59,637)	USD	904
6/16/2021	Morgan Stanley	(50,000)	EUR	(59,510)	USD	777
6/16/2021	Morgan Stanley	(50,000)	EUR	(59,228)	USD	495
6/16/2021	Morgan Stanley	(75,000)	EUR	(89,381)	USD	1,282
6/16/2021	Morgan Stanley	(75,000)	EUR	(89,381)	USD	1,282
6/16/2021	Morgan Stanley	(100,000)	EUR	(119,175)	USD	1,710
6/16/2021	Morgan Stanley	(100,000)	EUR	(119,175)	USD	1,710
6/16/2021	Morgan Stanley	(100,000)	EUR	(120,627)	USD	3,161
6/16/2021	Morgan Stanley	(100,000)	EUR	(119,775)	USD	2,309
6/16/2021	Morgan Stanley	(100,000)	EUR	(119,275)	USD	1,809
6/16/2021	Morgan Stanley	(100,000)	EUR	(119,360)	USD	1,895
6/16/2021	Morgan Stanley	(225,000)	EUR	(267,793)	USD	3,496
6/16/2021	Morgan Stanley	(225,000)	EUR	(267,793)	USD	3,496
6/16/2021	Morgan Stanley	(250,000)	EUR	(297,548)	USD	3,884
6/16/2021	Morgan Stanley	36,899,084	HUF	119,360	USD	(22)
6/16/2021	Morgan Stanley	(9,144,494)	HUF	(29,926)	USD	351
6/16/2021	Morgan Stanley	(9,148,734)	HUF	(29,926)	USD	337
6/16/2021	Morgan Stanley	(9,148,954)	HUF	(29,926)	USD	336
6/16/2021	Morgan Stanley	(9,149,844)	HUF	(29,926)	USD	334
6/16/2021	Morgan Stanley	(9,150,164)	HUF	(29,926)	USD	333
6/16/2021	Morgan Stanley	(27,437,540)	HUF	(89,777)	USD	1,039
6/16/2021	Morgan Stanley	(36,895,606)	HUF	(118,455)	USD	(872)
6/16/2021	Morgan Stanley	328,951	ILS	100,000	USD	(1,486)
6/16/2021	Morgan Stanley	48,081,570	INR	650,000	USD	849
6/16/2021	Morgan Stanley	(1,844,459)	INR	(25,000)	USD	33
6/16/2021	Morgan Stanley	(1,845,359)	INR	(25,000)	USD	21
6/16/2021	Morgan Stanley	(3,702,223)	INR	(50,000)	USD	(115)
6/16/2021	Morgan Stanley	283,734,675	KRW	250,000	USD	704
6/16/2021	Morgan Stanley	28,345,385	KRW	25,000	USD	46
6/16/2021	Morgan Stanley	28,344,468	KRW	25,000	USD	45
6/16/2021	Morgan Stanley	(28,484,478)	KRW	(25,000)	USD	(169)
6/16/2021	Morgan Stanley	(28,497,393)	KRW	(25,000)	USD	(180)
6/16/2021	Morgan Stanley	(56,662,065)	KRW	(50,000)	USD	(66)
6/16/2021	Morgan Stanley	1,029,690	NOK	119,175	USD	1,207
6/16/2021	Morgan Stanley	1,029,112	NOK	119,175	USD	1,140
6/16/2021	Morgan Stanley	772,961	NOK	89,381	USD	986
6/16/2021	Morgan Stanley	771,616	NOK	89,381	USD	829
6/16/2021	Morgan Stanley	515,685	NOK	59,588	USD	702
6/16/2021	Morgan Stanley	514,762	NOK	59,588	USD	594

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS - Continued

Settlement Date	Counterparty	Currency Units to Receive/(Deliver)		In Exchange For		Unrealized Appreciation (Depreciation)
6/16/2021	Morgan Stanley	509,589	NOK	59,228	USD	$349
6/16/2021	Morgan Stanley	505,937	NOK	59,531	USD	(381)
6/16/2021	Morgan Stanley	505,528	NOK	59,945	USD	(843)
6/16/2021	Morgan Stanley	505,241	NOK	59,510	USD	(441)
6/16/2021	Morgan Stanley	504,112	NOK	59,637	USD	(701)
6/16/2021	Morgan Stanley	501,959	NOK	58,603	USD	82
6/16/2021	Morgan Stanley	257,488	NOK	29,794	USD	310
6/16/2021	Morgan Stanley	257,286	NOK	29,794	USD	286
6/16/2021	Morgan Stanley	(510,038)	NOK	(59,242)	USD	(388)
6/16/2021	Morgan Stanley	4,902,100	PHP	100,000	USD	761
6/16/2021	Morgan Stanley	2,439,250	PHP	50,000	USD	138
6/16/2021	Morgan Stanley	230,057	PLN	59,531	USD	(1,292)
6/16/2021	Morgan Stanley	(113,975)	PLN	(29,926)	USD	1,073
6/16/2021	Morgan Stanley	(113,999)	PLN	(29,926)	USD	1,067
6/16/2021	Morgan Stanley	(114,001)	PLN	(29,926)	USD	1,067
6/16/2021	Morgan Stanley	(114,021)	PLN	(29,926)	USD	1,061
6/16/2021	Morgan Stanley	(116,140)	PLN	(29,419)	USD	18
6/16/2021	Morgan Stanley	(116,152)	PLN	(29,419)	USD	15
6/16/2021	Morgan Stanley	(227,977)	PLN	(59,852)	USD	2,139
6/16/2021	Morgan Stanley	(229,300)	PLN	(59,588)	USD	1,540
6/16/2021	Morgan Stanley	(229,619)	PLN	(59,510)	USD	1,382
6/16/2021	Morgan Stanley	(231,220)	PLN	(59,067)	USD	534
6/16/2021	Morgan Stanley	(233,160)	PLN	(58,603)	USD	(421)
6/16/2021	Morgan Stanley	3,732,487	RUB	50,000	USD	(1,121)
6/16/2021	Morgan Stanley	3,730,650	RUB	50,000	USD	(1,146)
6/16/2021	Morgan Stanley	3,714,224	RUB	50,000	USD	(1,361)
6/16/2021	Morgan Stanley	1,843,773	RUB	25,000	USD	(855)
6/16/2021	Morgan Stanley	1,842,889	RUB	25,000	USD	(867)
6/16/2021	Morgan Stanley	(1,910,828)	RUB	(25,000)	USD	(23)
6/16/2021	Morgan Stanley	(1,911,268)	RUB	(25,000)	USD	(29)
6/16/2021	Morgan Stanley	(1,920,253)	RUB	(25,000)	USD	(146)
6/16/2021	Morgan Stanley	(1,921,216)	RUB	(25,000)	USD	(159)
6/16/2021	Morgan Stanley	(3,824,009)	RUB	(50,000)	USD	(77)
6/16/2021	Morgan Stanley	2,541,973	SEK	297,548	USD	(6,274)
6/16/2021	Morgan Stanley	2,286,660	SEK	267,793	USD	(5,774)
6/16/2021	Morgan Stanley	2,285,849	SEK	267,793	USD	(5,867)
6/16/2021	Morgan Stanley	1,015,353	SEK	119,775	USD	(3,429)
6/16/2021	Morgan Stanley	1,012,975	SEK	119,275	USD	(3,202)
6/16/2021	Morgan Stanley	(1,019,963)	SEK	(117,675)	USD	801
6/16/2021	Morgan Stanley	167,257	SGD	125,000	USD	(705)
6/16/2021	Morgan Stanley	167,252	SGD	125,000	USD	(709)
6/16/2021	Morgan Stanley	100,386	SGD	75,000	USD	(400)
6/16/2021	Morgan Stanley	100,355	SGD	75,000	USD	(422)
6/16/2021	Morgan Stanley	66,938	SGD	50,000	USD	(256)
6/16/2021	Morgan Stanley	(67,110)	SGD	(50,000)	USD	128
6/16/2021	Morgan Stanley	(67,294)	SGD	(50,000)	USD	(9)
6/16/2021	Morgan Stanley	(67,303)	SGD	(50,000)	USD	(16)

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS - Continued

Settlement Date	Counterparty	Currency Units to Receive/(Deliver)		In Exchange For		Unrealized Appreciation (Depreciation)
6/16/2021	Morgan Stanley	(67,607)	SGD	(50,000)	USD	$(241)
6/16/2021	Morgan Stanley	9,151,754	THB	300,000	USD	(7,224)
6/16/2021	Morgan Stanley	(1,530,598)	THB	(50,000)	USD	1,034
6/16/2021	Morgan Stanley	(1,546,968)	THB	(50,000)	USD	511
6/16/2021	Morgan Stanley	(1,548,008)	THB	(50,000)	USD	477
6/16/2021	Morgan Stanley	(1,563,475)	THB	(50,000)	USD	(17)
6/17/2021	Morgan Stanley	16,686,448	TWD	600,000	USD	(14,942)
6/17/2021	Morgan Stanley	(696,879)	TWD	(25,000)	USD	566
6/17/2021	Morgan Stanley	(697,079)	TWD	(25,000)	USD	559
6/17/2021	Morgan Stanley	(697,671)	TWD	(25,000)	USD	538
6/17/2021	Morgan Stanley	(698,104)	TWD	(25,000)	USD	523
6/17/2021	Morgan Stanley	(700,579)	TWD	(25,000)	USD	436
6/17/2021	Morgan Stanley	(700,629)	TWD	(25,000)	USD	435
6/17/2021	Morgan Stanley	(700,675)	TWD	(25,000)	USD	433
6/17/2021	Morgan Stanley	(700,779)	TWD	(25,000)	USD	429
6/17/2021	Morgan Stanley	(707,129)	TWD	(25,000)	USD	207
6/17/2021	Morgan Stanley	(707,329)	TWD	(25,000)	USD	200
6/17/2021	Morgan Stanley	(707,479)	TWD	(25,000)	USD	194
6/17/2021	Morgan Stanley	(707,679)	TWD	(25,000)	USD	187
6/17/2021	Morgan Stanley	(709,104)	TWD	(25,000)	USD	138
6/17/2021	Morgan Stanley	(709,129)	TWD	(25,000)	USD	137
6/17/2021	Morgan Stanley	(1,398,513)	TWD	(50,000)	USD	966
6/17/2021	Morgan Stanley	(1,402,300)	TWD	(50,000)	USD	833
6/17/2021	Morgan Stanley	(1,405,008)	TWD	(50,000)	USD	738
6/17/2021	Morgan Stanley	(1,406,693)	TWD	(50,000)	USD	679
6/16/2021	Morgan Stanley	1,166,609	ZAR	75,000	USD	3,222
6/16/2021	Morgan Stanley	776,668	ZAR	50,000	USD	2,076
6/16/2021	Morgan Stanley	757,438	ZAR	50,000	USD	787
6/16/2021	Morgan Stanley	742,054	ZAR	50,000	USD	(244)
6/16/2021	Morgan Stanley	389,083	ZAR	25,000	USD	1,088
6/16/2021	Morgan Stanley	388,727	ZAR	25,000	USD	1,065
6/16/2021	Morgan Stanley	387,940	ZAR	25,000	USD	1,012
6/16/2021	Morgan Stanley	(753,444)	ZAR	(50,000)	USD	(519)
6/16/2021	Morgan Stanley	(773,303)	ZAR	(50,000)	USD	(1,851)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(5,796)

BRL - Brazilian Real

CLP - Chilean Peso

CNH - Chinese Yuan Renminbi

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

HUF - Hungarian Forint

ILS - New Israeli Sheqel

INR - Indian Rupee

KRW - South Korean Won

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

NOK - Norwegian Krone

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Baht

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See accompanying Notes to Consolidated Financial Statements.

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SUMMARY OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Security Type	Percent of Total Net Assets
Short-Term Investments	86.9%
Total Investments	86.9%
Other Assets in Excess of Liabilities	13.1%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 87.9%
7,214,831	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01%[1]	$7,214,831

Principal
Amount
$7,800,059	UMB Money Market Fiduciary, 0.01%[1]	7,800,059
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $15,014,890)	15,014,890

	TOTAL INVESTMENTS — 87.9%
	(Cost $15,014,890)	15,014,890
	Other Assets in Excess of Liabilities — 12.1%	2,066,534
	TOTAL NET ASSETS — 100.0%	$17,081,424

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

FUTURES CONTRACTS

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Long Contracts	Date	Contracts	Value	March 31, 2021	(Depreciation)
Commodity Futures
CBOT Corn[1]	May 2021	24	$661,800	$677,100	$15,300
CBOT Soybean[1]	May 2021	15	1,036,125	1,077,563	41,438
CBOT Soybean Oil[1]	May 2021	28	756,000	889,056	133,056
CBOT Wheat[1]	May 2021	10	332,250	309,000	(23,250)
CME Lean Hogs[1]	June 2021	7	274,780	294,840	20,060
CME Live Cattle[1]	June 2021	6	285,360	294,960	9,600
CMX Copper[1]	May 2021	6	620,250	599,325	(20,925)
CMX Silver[1]	April 2021	36	2,465,640	2,448,720	(16,920)
ICE Canola[1]	May 2021	30	447,468	452,873	5,405
LME Lead[1]	June 2021	7	353,675	345,056	(8,619)
LME Primary Aluminum[1]	June 2021	8	435,600	441,750	6,150
LME Primary Nickel[1]	June 2021	2	199,392	192,732	(6,660)
LME Zinc[1]	June 2021	5	345,250	352,094	6,844
NYBOT Coffee 'C'[1]	May 2021	10	518,550	463,125	(55,425)
NYBOT Cotton #2[1]	May 2021	8	344,120	323,520	(20,600)
NYBOT Sugar #11[1]	May 2021	31	589,893	512,815	(77,078)
NYMEX NY Harbor ULSD[1]	May 2021	9	689,094	668,984	(20,110)
NYMEX Palladium[1]	June 2021	1	239,000	261,990	22,990
NYMEX Platinum[1]	July 2021	4	238,140	238,300	160
NYMEX RBOB Gasoline[1]	May 2021	6	491,350	493,845	2,495
NYMEX WTI Crude Oil[1]	May 2021	7	458,010	414,120	(43,890)

Currency Futures
Canadian Dollar	June 2021	25	1,987,300	1,989,250	1,950
CME Australian Dollar	June 2021	19	1,467,940	1,444,285	(23,655)
CME British Pound	June 2021	22	1,912,350	1,894,887	(17,463)
CME Euro	June 2021	13	1,938,219	1,908,075	(30,144)
CME Mexican Peso	June 2021	9	211,455	218,430	6,975
CME Swiss Franc	June 2021	5	673,906	662,187	(11,719)
Indian Rupee	May 2021	2	278,180	245,320	(32,860)
New Zealand Dollar	June 2021	20	1,434,600	1,396,600	(38,000)

Index Futures
CAC 40 10 Euro	April 2021	9	541,980	546,624	4,644
CME E-mini S&P 500	June 2021	3	589,125	595,110	5,985
CME NASDAQ 100 E-Mini	June 2021	2	521,588	523,590	2,002
EUX DAX Index	June 2021	1	361,375	378,204	16,829
FTSE China A50	April 2021	17	286,892	292,094	5,202
ICF FTSE 100 Index	June 2021	3	200,730	200,254	(476)
MSCI Emerging Markets	June 2021	9	598,860	595,125	(3,735)
SGX Nikkei 225	June 2021	7	100,544,500	100,560,084	15,584

Interest Rate Futures
EUX Euro-BTP Italian Government Bond	June 2021	27	4,015,710	4,034,075	18,365
Total Long Contracts			129,346,457	129,235,962	(110,495)

Short Contracts
Commodity Futures
CMX Gold[1]	June 2021	(1)	(173,370)	(171,560)	1,810

Currency Futures
Brazil Real	May 2021	(46)	(833,750)	(813,740)	20,010
CME Japanese Yen	June 2021	(15)	(1,720,900)	(1,694,156)	26,744
Swedish Krona	June 2021	(12)	(10,187,580)	(10,220,268)	(32,688)

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	June 2021	(47)	(6,317,554)	(6,154,063)	163,491
CBOT 5-Year U.S. Treasury Note	June 2021	(13)	(1,608,953)	(1,604,180)	4,773
CBOT U.S. Long Bond	June 2021	(16)	(2,586,875)	(2,473,500)	113,375
CBOT Ultra Long-Term U.S. Treasury Bond	June 2021	(8)	(1,538,438)	(1,449,750)	88,688
EUX Euro-Bund	June 2021	(18)	(3,076,300)	(3,084,204)	(7,904)
EUX Euro-Buxl 30-Year Bond	June 2021	(3)	(611,580)	(619,250)	(7,670)
ICF Long Gilt	June 2021	(29)	(3,752,890)	(3,680,130)	72,760
Total Short Contracts			(32,408,190)	(31,964,801)	443,389

TOTAL FUTURES CONTRACTS			$96,938,267	$97,271,161	$332,894

[1]	This investment is a holding of AXS Chesapeake Strategy Fund Limited.

See accompanying Notes to Consolidated Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED SUMMARY OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Security Type	Percent of Total Net Assets
Short-Term Investments	87.9%
Total Investments	87.9%
Other Assets in Excess of Liabilities	12.1%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 16.2%
	United States Treasury Bill
$4,750,000	0.000%, 5/27/2021	$4,749,924
2,000,000	0.000%, 6/3/2021	1,999,956
3,000,000	0.000%, 8/26/2021	2,999,769
	TOTAL U.S. TREASURY BILLS
	(Cost $9,748,770)	9,749,649

Number of Shares
	SHORT-TERM INVESTMENTS — 29.2%
10,577,802	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01%[1]	10,577,802
3,507,723	Goldman Sachs Funds PLC - US Liquid Reserves Fund - Administration Share Class , 0.01%[1,2,3]	3,507,723
3,508,078	JPMorgan Liquidity Funds - US Dollar Liquidity Fund - Premier Share Class, 0.01%[1,2,3]	3,508,078
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,593,603)	17,593,603

	TOTAL INVESTMENTS — 45.4%
	(Cost $27,342,373)	27,343,252

	Other Assets in Excess of Liabilities — 54.6%	32,941,537
	TOTAL NET ASSETS — 100.0%	$60,284,789

PLC – Public Limited Company

[1]	The rate is the annualized seven-day yield at period end.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of March 31, 2021, the aggregate value of those securities was $7,015,801, representing 11.6% of net assets.
[3]	All or a portion of this investment is a holding of AXS Managed Futures Strategy Fund Limited.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

SWAP CONTRACTS

TOTAL RETURN SWAPS

		Pay/Receive				Unrealized
		Total Return on	Financing	Termination	Notional	Appreciation
Counterparty	Reference Entity	Reference Entity	Rate[1]	Date	Value	(Depreciation)
Deutsche Bank	AXS Financial Futures Index	Receive	0.50% of Notional Value	1/31/22	$104,091,046	$(5,929,947)
Deutsche Bank	AXS Physical Futures Index[2]	Receive	0.50% of Notional Value	9/30/21	112,063,178	(3,389,546)
Morgan Stanley	Single CTA Program Total Return Swap[2]	Receive	One month USD Libor plus 0.27% of the notional value	3/9/22	9,730,706	(111,637)
Morgan Stanley	Alphas Managed Accounts Platform XV Limited Portfolio[2]	Receive	0.45% of Notional Value	3/9/22	11,931,508	16,387
TOTAL SWAP CONTRACTS						$(9,414,743)

[1]	Financing rate is based upon predetermined notional amounts.
[2]	This investment is a holding of the AXS Managed Futures Strategy Fund Limited.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

AXS Financial Futures Index Top 50 Holdings1

FUTURES CONTRACTS

Number of					Unrealized
Long			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
404	2 year US Treasury Notes	Deutsche Bank	Jun-21	$89,102,272	$(18,324)
195	3 month Euro (EURIBOR)	Deutsche Bank	Dec-21	57,651,335	3,084
127	Eurodollar	Deutsche Bank	Jun-21	31,681,315	(4,345)
107	3 month Euro (EURIBOR)	Deutsche Bank	Mar-22	31,675,255	(1,579)
103	3 month Euro (EURIBOR)	Deutsche Bank	Jun-21	30,534,019	4,396
283	10 year Australian Treasury Bond Future	Deutsche Bank	Jun-21	29,776,777	(174,916)
99	3 month Euro (EURIBOR)	Deutsche Bank	Sep-21	29,147,044	4,260
217	2 year Euro-Schatz	Deutsche Bank	Jun-21	28,600,413	(3,340)
104	Eurodollar	Deutsche Bank	Sep-21	26,045,001	(3,560)
87	3 month Euro (EURIBOR)	Deutsche Bank	Jun-22	25,813,093	164
99	Eurodollar	Deutsche Bank	Mar-22	24,782,063	(5,422)
116	3 month Sterling	Deutsche Bank	Mar-22	19,936,547	1,533
123	10 year US Treasury Notes	Deutsche Bank	Jun-21	16,105,913	(70,679)

Number of					Unrealized
Short			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
(282)	Euro-BUND	Deutsche Bank	Jun-21	$(56,792,628)	$2,099
(368)	2 year Euro-Schatz	Deutsche Bank	Jun-21	(48,384,810)	(4,307)
(146)	5 year US Treasury Notes	Deutsche Bank	Jun-21	(18,063,187)	40,563
(143)	10 year Canadian Govt Bond	Deutsche Bank	Jun-21	(15,791,299)	287,630
(72)	3 month Sterling	Deutsche Bank	Sep-21	(12,466,769)	343

OPTIONS ON CURRENCY						Unrealized
			Expiration	Strike	Notional	Appreciation
	Put/Call	Description	Date	Price	Value	(Depreciation)
Purchased
	Call	NOK/USD	Aug-21	$9.50	$35,249,062	$87,333
	Put	JPY/AUD	Aug-21	72.00	23,266,260	3,975
	Put	JPY/AUD	Jun-21	76.00	20,139,528	2,794
	Call	USD/EUR	Jul-21	1.31	17,865,571	26
	Call	NOK/USD	Apr-21	8.53	14,099,625	142,089

Written
	Call	NOK/USD	Aug-21	$9.50	$(35,249,062)	$(87,333)
	Put	JPY/USD	Jul-21	96.00	(23,906,390)	(2)
	Put	JPY/AUD	Aug-21	72.00	(30,549,187)	(3,975)
	Put	JPY/AUD	Jun-21	76.00	(26,443,708)	(2,794)
	Call	USD/EUR	Jul-21	1.31	(15,213,157)	(26)

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

AXS Financial Futures Index Top 50 Holdings1 - Continued

OPTIONS ON FUTURES							Unrealized
			Number of	Expiration	Strike	Notional	Appreciation
	Put/Call	Description	Contracts	Date	Price	Value	(Depreciation)
Purchased
	Call	Eurodollar	436	Jun-21	$100.00	$109,028,701	$2,726
	Call	Eurodollar	227	Jun-21	99.88	56,624,056	2,126
	Call	Eurodollar	199	Jun-22	99.25	49,467,879	18,693
	Call	1 Year Eurodollar Midcurve Option	150	Sep-21	99.50	37,194,362	15,889
	Put	2 year Euro-Schatz	125	May-21	112.40	16,447,377	732
Written
	Call	Eurodollar	(199)	Jun-22	$99.00	$(49,343,275)	$(14,954)
	Call	1 Year Eurodollar Midcurve Option	(150)	Sep-21	99.38	(37,147,636)	(11,216)
	Put	2 year Euro-Schatz	(125)	May-21	111.90	(16,374,212)	-

FORWARD FOREIGN CURRENCY CONTRACTS						Unrealized
		Currency Units to				Appreciation
Settlement Date	Counterparty	Deliver/(Receive)		In Exchange For		(Depreciation)
Long Contracts
Jun-21	Deutsche Bank	$48,902,482	SGO	$36,301,672	USD	$(68,138)
Jun-21	Deutsche Bank	29,256,275	CAD	23,219,700	USD	(52,699)
Jun-21	Deutsche Bank	15,968,690	USD	20,694,131	AUD	(203,347)
Jun-21	Deutsche Bank	23,202,699	USD	19,477,856	EUR	(294,745)
Jun-21	Deutsche Bank	1,584,399,393	JPY	14,570,575	USD	218,627
Jun-21	Deutsche Bank	18,385,857	USD	13,249,746	GBP	(115,202)
Jun-21	Deutsche Bank	635,376,814	PHO	12,994,237	USD	2,597

Short Contracts
Jun-21	Deutsche Bank	$(57,416,536)	SGO	$(42,720,778)	USD	$(18,856)
Jun-21	Deutsche Bank	(19,991,656)	USD	(25,881,059)	AUD	274,767
Jun-21	Deutsche Bank	(16,169,679)	USD	(22,664,686)	NZD	309,360
Jun-21	Deutsche Bank	(2,452,424,808)	JPY	(22,533,365)	USD	(318,597)
Jun-21	Deutsche Bank	(413,452,731)	TWO	(14,765,289)	USD	(190,245)
Jun-21	Deutsche Bank	(17,832,396)	USD	(12,867,049)	GBP	89,465
Jun-21	Deutsche Bank	(15,095,962)	USD	(12,670,627)	EUR	194,007

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

PHO - Philippine Peso

SGO - Signapore Dollar Offshore

USD - U.S. Dollar

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

 See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

AXS Physical Futures Index Top 50 Holdings1

FUTURES CONTRACTS

Number of					Unrealized
Long			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
817	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Sep-22	$161,223,934	$81,719
432	Eurodollar	Deutsche Bank	Dec-21	107,758,919	(29,411)
321	3 month Sterling	Deutsche Bank	Mar-22	55,152,541	(85,810)
165	3 month Euro (EURIBOR)	Deutsche Bank	Dec-22	48,692,935	(2,596)
705	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	May-21	43,037,948	(1,413,578)
565	Coffee C Future	Deutsche Bank	May-21	26,274,567	(1,827,244)
88	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Dec-21	17,504,128	(2,471)
266	Brent Crude Monthly Future	Deutsche Bank	May-21	16,992,914	249,357
82	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Dec-22	16,172,346	6,151
79	90 Day Bank Accepted Bill Future	Deutsche Bank	Mar-22	14,834,604	(3,296)
108	2 year Euro-Schatz	Deutsche Bank	Jun-21	14,192,780	1,057
74	3 month Sterling	Deutsche Bank	Dec-21	12,681,418	(3,389)
133	3 year Australian Treasury Bond	Deutsche Bank	Jun-21	11,823,469	(11,990)
191	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Aug-21	11,448,364	(512,057)
54	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-22	10,662,845	(7,479)
57	90 Day Bank Accepted Bill Future	Deutsche Bank	Sep-21	10,657,367	26
80	10 year US Treasury Notes	Deutsche Bank	Jun-21	10,470,419	(56,356)
630	Sugar No.11 Future	Deutsche Bank	Jun-21	10,425,107	(537,793)
60	3 month Sterling	Deutsche Bank	Jun-22	10,302,045	(13)
171	Soybeans Future	Deutsche Bank	Jan-22	10,239,174	149,486
315	Soybean Oil Future	Deutsche Bank	Jul-21	9,317,435	(498,637)
7	10 year Japanese Government Bond	Deutsche Bank	Jun-21	9,102,440	(13,048)
71	5 year US Treasury Notes	Deutsche Bank	Jun-21	8,816,667	(22,195)
28	3 month Euro (EURIBOR)	Deutsche Bank	Mar-22	8,132,148	63
135	Soybeans Future	Deutsche Bank	Nov-21	8,121,451	123,736
41	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-23	8,070,911	(2,645)

Number of					Unrealized
Short			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
(290)	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-21	$(57,453,314)	$(6,530)
(757)	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Apr-21	(46,164,160)	1,806,126
(149)	Eurodollar	Deutsche Bank	Jun-21	(37,240,473)	3,407
(267)	Brent Crude Monthly Future	Deutsche Bank	Apr-21	(17,195,414)	(317,697)
(483)	Soybean Oil Future	Deutsche Bank	May-21	(14,942,327)	103,657
(59)	Eurodollar	Deutsche Bank	Sep-23	(14,654,998)	23,971
(72)	Euro-BUND	Deutsche Bank	Jun-21	(14,540,326)	(12,907)
(287)	Coffee C Future	Deutsche Bank	Dec-21	(14,020,403)	908,830
(288)	Coffee C Future	Deutsche Bank	Sep-21	(13,802,865)	1,153,073
(177)	Soybeans Future	Deutsche Bank	Jul-21	(12,098,834)	(2,162,654)
(68)	Euro-BOBL	Deutsche Bank	Jun-21	(10,720,030)	(5,125)
(646)	Sugar No.11 Future	Deutsche Bank	Apr-21	(10,691,962)	811,119
(160)	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	May-21	(9,731,342)	511,545
(95)	Copper Future	Deutsche Bank	May-21	(9,461,943)	305,789
(6)	10 year Japanese Government Bond	Deutsche Bank	Jun-21	(8,820,301)	434
(35)	Eurodollar	Deutsche Bank	Mar-22	(8,648,469)	3,193
(76)	JPY/USD	Deutsche Bank	Jun-21	(8,587,440)	140,506
(47)	3 month Sterling	Deutsche Bank	Jun-21	(8,132,267)	453

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

AXS Physical Futures Index Top 50 Holdings1 - Continued

OPTIONS ON CURRENCY AND COMMODITY						Unrealized
			Expiration	Strike	Notional	Appreciation
	Put/Call	Description	Date	Price	Value	(Depreciation)
Purchased
	Call	XAG/USD	Jul-21	$29.40	$30,102,827	$41,220
	Call	XAU/USD	Dec-22	1,900.00	8,673,757	33,172
	Call	USD/XAU	Sep-21	1,795.00	8,569,060	191,396
	Call	USD/XAU	Dec-21	2,110.00	8,174,982	28,470
	Call	XAU/USD	Aug-22	2,009.00	7,887,649	20,418
Written
	Call	XAG/USD	Jul-21	$29.40	$(14,449,357)	$24,835

EUR - Euro

JPY - Japanese Yen

USD - U.S. Dollar

XAG - Silver

XAU - Gold

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Single CTA Program Total Return Swap Top 50 Holdings1

FUTURES CONTRACTS

Number of Long Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
3	90-Day Bank Bill	Morgan Stanley	Jun-21	$2,171,176	$(115)
2	90-Day Bank Bill	Morgan Stanley	Sep-21	1,859,365	(161)
21	BP Currency Future	Morgan Stanley	Jun-21	1,794,975	(14,024)
18	C$ Currency Future	Morgan Stanley	Jun-21	1,463,292	6,607
6	90 Day Euro Future	Morgan Stanley	Jun-23	1,418,846	(5,792)
6	90 Day Euro Future	Morgan Stanley	Sep-23	1,415,271	(6,875)
18	AUD/USD Currency Future	Morgan Stanley	Jun21	1,335,671	(15,627)
5	90 Day Euro Future	Morgan Stanley	Dec-22	1,320,863	(2,850)
4	90 Day Euro Future	Morgan Stanley	Mar-23	1,115,765	(3,161)
4	90 Day Euro Future	Morgan Stanley	Dec-23	1,109,030	(6,338)
4	3 month Euro (EURIBOR)	Morgan Stanley	Dec-22	1,084,428	(371)
4	3 month Euro (EURIBOR)	Morgan Stanley	Mar-23	1,084,105	(593)
4	90 Day Euro Future	Morgan Stanley	Sep-22	1,018,717	(1,364)
3	3 month Euro (EURIBOR)	Morgan Stanley	Jun-23	963,034	(569)
1	90-Day Bank Bill	Morgan Stanley	Dec-21	933,103	(61)
1	90-Day Bank Bill	Morgan Stanley	Mar-22	932,823	(149)
12	AUD 3 Year Bond Future	Morgan Stanley	Jun-21	928,486	670
3	3 month Euro (EURIBOR)	Morgan Stanley	Sep-22	842,957	(174)
3	3 month Euro (EURIBOR)	Morgan Stanley	Jun-22	842,957	(192)
3	3 month Euro (EURIBOR)	Morgan Stanley	Sep-23	842,035	(605)
3	3 month Euro (EURIBOR)	Morgan Stanley	Dec-23	841,699	(509)
3	90 Day Euro Future	Morgan Stanley	Mar-24	806,219	(4,418)
2	3 month Euro (EURIBOR)	Morgan Stanley	Mar-22	722,185	(156)
3	90 Day Euro Future	Morgan Stanley	Dec-21	713,141	(388)
3	90 Day Euro Future	Morgan Stanley	Jun-22	712,927	(649)
2	3 month Euro (EURIBOR)	Morgan Stanley	Mar-24	600,134	(437)
4	Short Euro-BTP Future	Morgan Stanley	Jun-21	542,775	642
2	3 month Euro (EURIBOR)	Morgan Stanley	Dec-21	480,522	(48)
2	90 Day Sterling Future	Morgan Stanley	Mar-22	421,321	(781)
3	US 5Yr Note	Morgan Stanley	Jun-21	352,924	(4,558)
4	Soybean Future	Morgan Stanley	JUL-21	262,706	9,985
5	Euro Stoxx 50	Morgan Stanley	Jun-21	240,747	4,712
3	Soybean Future	Morgan Stanley	MAY-21	234,909	9,914
1	Topix Indx Future	Morgan Stanley	Jun-21	217,062	5,044
1	Nikkei 225	Morgan Stanley	Jun-21	216,099	4,281
1	Euro-BTP Future	Morgan Stanley	Jun-21	215,376	676
5	Lean Hogs Future	Morgan Stanley	Jun-21	206,388	13,026
1	Dax Index Future	Morgan Stanley	Jun-21	180,658	5,504
2	New Zealand Currency Future	Morgan Stanley	Jun-21	171,084	(4,241)
1	Bank Acceptance Fututure	Morgan Stanley	Sep-21	162,359	33

Number of Short Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
(21)	Japan Yen Currency Future	Morgan Stanley	Jun-21	$(2,353,878)	$40,230
(9)	Euro-Schatz Future	Morgan Stanley	Jun-21	(1,127,968)	31
(1)	JPN 10 Year Bond	Morgan Stanley	Jun-21	(1,119,451)	(2,362)
(3)	CHF Currency Future	Morgan Stanley	Jun-21	(378,771)	5,511
(2)	Euro Fx Currency Future	Morgan Stanley	Jun-21	(298,350)	1,604
(1)	Long Gilt Future	Morgan Stanley	Jun-21	(216,336)	1,228
(1)	Euro-BOBL Future	Morgan Stanley	Jun-21	(194,850)	(153)
(2)	CAN 10 Year Bond Future	Morgan Stanley	Jun-21	(179,991)	497
(1)	Euro-Bund Future	Morgan Stanley	Jun-21	(164,712)	(53)
(2)	AUD 10 Year Bond Future	Morgan Stanley	Jun-21	(152,140)	1,572

AUD - Australian Dollar

BP - British Pound

CAN - Canadian Dollar

CHF - Swiss Franc

JPN - Japanese Yen

USD - United States Dollar

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Alphas Managed Accounts Platform XV Limited Portfolio Top 50 Holdings1

FUTURES CONTRACTS

Number of Long Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
35	US 10 Year Note	Morgan Stanley	Jun-21	$4,597,880	$(32,002)
27	CAN 10 Yr Bond Future	Morgan Stanley	Jun-21	3,010,560	(13,064)
19	US 5 Year Note	Morgan Stanley	Jun-21	2,342,130	(8,691)
11	Euro-Bund Future	Morgan Stanley	Jun-21	2,208,305	(3,941)
11	Long Gilt Future	Morgan Stanley	Jun-21	1,952,948	(16,142)
16	E-Mini Russ 2000	Morgan Stanley	Jun-21	1,761,734	16,267
5	JPN Yen Currency Future	Morgan Stanley	Jun-21	575,050	(10,332)
7	Soybean Future	Morgan Stanley	May-21	487,600	15,256
1	Dax Index Future	Morgan Stanley	Jun-21	430,911	8,710
3	Silver Future	Morgan Stanley	May-21	372,838	(4,858)
1	Nasdaq 100 E-Mini	Morgan Stanley	Jun-21	262,720	(925)
7	Natural Gas Future	Morgan Stanley	May-21	183,500	(1,024)
1	Gold 100 Oz Future	Morgan Stanley	Jun-21	170,443	1,117
3	Coffee 'C' Future	Morgan Stanley	May-21	149,048	(10,110)
8	Sugar #11	Morgan Stanley	May-21	133,986	(1,664)
4	Corn Future	Morgan Stanley	May-21	109,300	3,567
1	Copper Future	Morgan Stanley	May-21	101,063	(1,175)
1	Cotton #2 Future	Morgan Stanley	May-21	42,675	(2,234)
27	AUD 10 Year Bond Future	Morgan Stanley	Jun-21	2,016	(17,886)

Number of Short Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
(27)	New Zealand Currency Future	Morgan Stanley	Jun-21	$(1,915,790)	$30,332
(11)	CHF Currency Future	Morgan Stanley	Jun-21	(1,490,150)	33,329
(8)	AUD/USD Currency Future	Morgan Stanley	Jun-21	(610,450)	2,318
(3)	S&P 500 E-mini Future	Morgan Stanley	Jun-21	(588,285)	(6,825)
(6)	CAC 40 10 Euro Future	Morgan Stanley	Apr-21	(425,038)	(798)
(4)	FTSE 100 Index Future	Morgan Stanley	Jun-21	(369,716)	1,006
(1)	Euro Fx Currency Future	Morgan Stanley	Jun-21	(148,825)	2,048
(1)	BP Currency Future	Morgan Stanley	Jun-21	(86,600)	467
(1)	C$ Currency Future	Morgan Stanley	Jun-21	(79,540)	(34)
(1)	Wheat Future	Morgan Stanley	May-21	(32,300)	1,413
(1)	Soybean Oil Future	Morgan Stanley	May-21	(31,392)	(359)
(1)	Cocoa Future	Morgan Stanley	May-21	(24,912)	1,432

AUD - Austrailian Dollar

BP - British Pound

CAN - Canadian Dollar

CHF - Swiss Franc

JPN - Japanese Yen

USD - United States Dollar

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Strategy Fund

CONSOLIDATED SUMMARY OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Security Type	Percent of Total Net Assets
U.S. Treasury Bills	16.2%
Short-Term Investments	29.2%
Total Investments	45.4%
Other Assets in Excess of Liabilities	54.6%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 58.0%
	APPAREL — 1.1%
2,180	PVH Corp.	$230,426
	AUTO MANUFACTURERS — 3.4%
940	Cummins, Inc.	243,563
650	Tesla, Inc.*	434,155
		677,718
	BANKS — 2.4%
980	SVB Financial Group*	483,787
	BIOTECHNOLOGY — 4.5%
5,080	Corteva, Inc.	236,830
5,130	Moderna, Inc.*	671,773
		908,603
	BUILDING MATERIALS — 1.6%
3,380	Fortune Brands Home & Security, Inc.	323,872
	COMPUTERS — 4.9%
3,200	Apple, Inc.	390,880
8,840	Western Digital Corp.	590,070
		980,950
	ELECTRONICS — 1.3%
1,930	Garmin Ltd.[1]	254,471
	FOOD — 0.9%
2,400	Lamb Weston Holdings, Inc.	185,952
	HEALTHCARE-PRODUCTS — 4.0%
1,610	ResMed, Inc.	312,372
1,710	West Pharmaceutical Services, Inc.	481,844
		794,216
	HEALTHCARE-SERVICES — 1.4%
2,170	Universal Health Services, Inc. - Class B	289,456
	INSURANCE — 0.8%
2,120	W R Berkley Corp.	159,742
	INTERNET — 12.5%
250	Alphabet, Inc. - Class A*	515,630
125	Amazon.com, Inc.*	386,760
1,040	Baidu, Inc. - ADR*,[1]	226,252
1,375	Facebook, Inc. - Class A*	404,979

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INTERNET (Continued)
675	Netflix, Inc.*	$352,120
8,590	Trip.com Group Ltd. - ADR*,[1]	340,422
4,820	TripAdvisor, Inc.*	259,268
		2,485,431
	LEISURE TIME — 1.5%
6,270	Carnival Corp.[1]	166,406
1,570	Royal Caribbean Cruises Ltd.[1]	134,407
		300,813
	LODGING — 1.6%
4,530	MGM Resorts International	172,095
1,130	Wynn Resorts Ltd.	141,668
		313,763
	PHARMACEUTICALS — 4.6%
1,540	Eli Lilly and Co.	287,703
3,320	Merck & Co., Inc.	255,939
10,090	Pfizer, Inc.	365,560
—[2]	Viatris, Inc.*	—
		909,202
	REITS — 1.8%
8,420	Park Hotels & Resorts, Inc. - REIT	181,703
7,010	Pebblebrook Hotel Trust - REIT	170,273
		351,976
	SEMICONDUCTORS — 4.1%
710	Lam Research Corp.	422,620
1,100	Monolithic Power Systems, Inc.	388,531
		811,151
	SOFTWARE — 3.3%
1,820	Electronic Arts, Inc.	246,373
1,750	Microsoft Corp.	412,598
		658,971
	TELECOMMUNICATIONS — 2.3%
17,820	Juniper Networks, Inc.	451,381
	TOTAL COMMON STOCKS
	(Cost $9,750,607)	11,571,881
	EXCHANGE-TRADED FUNDS — 26.6%
8,850	Direxion Daily S&P 500 Bull 3X - ETF	751,807
18,650	Energy Select Sector SPDR Fund - ETF	914,969
22,700	Financial Select Sector SPDR Fund - ETF	772,935

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
3,550	Global X MSCI Norway ETF - ETF	49,168
2,430	iShares China Large-Cap ETF - ETF	113,384
6,550	iShares Core MSCI Emerging Markets ETF - ETF	421,558
4,460	iShares MSCI Australia ETF - ETF	110,563
2,210	iShares MSCI Austria ETF - ETF	48,493
2,930	iShares MSCI Brazil ETF - ETF	98,009
3,410	iShares MSCI Canada ETF - ETF	116,110
1,280	iShares MSCI Peru ETF - ETF	43,514
1,340	iShares MSCI Thailand ETF - ETF	110,188
8,350	ProShares UltraPro S&P 500 - ETF	754,339
32,640	U.S. Global Jets ETF - ETF	878,342
4,330	VanEck Vectors Russia ETF - ETF	111,757
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $4,109,201)	5,295,136

	SHORT-TERM INVESTMENTS — 16.2%
3,235,229	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01%[3,4]	3,235,229
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,235,229)	3,235,229

	TOTAL INVESTMENTS — 100.8%
	(Cost $17,095,037)	20,102,246

	Liabilities in Excess of Other Assets — (0.8)%	(156,347)
	TOTAL NET ASSETS — 100.0%	$19,945,899

ADR – American Depository Receipt

REIT – Real Estate Investment Trusts

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Amount represents less than 0.5 shares.
[3]	All or a portion of this security is segregated as collateral for swap agreement. As of March 31, 2021, the aggregate value of those securities was $2,802,474, representing 14.1% of net assets.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Cowen Financial Product - AXS Multi-Strat Long	Receive	OBRF01*	Monthly	8/12/2021	$4,082,720	$-	$(3,687)
Cowen	Cowen Financial Product - AXS Multi-Strat Short	Pay	OBRF01*	Monthly	8/12/2021	(4,186,577)	-	(180,607)
TOTAL EQUITY SWAP CONTRACTS								$(184,294)

*	OBFR01 - Overnight Bank Funding Rate, 0.05% as of March 31, 2021.

Equity Swap Top 50 Holdings^
Cowen Financial Product - AXS Multi-Strat Long	EQUITIES

Number of Shares	Description	Notional Value	Percentage of Equity Swap's Notional Amount
6,430	iShares Russell 2000 ETF	$1,420,644	34.80%
9,950	Invesco S&P Pure Equal Weight ETF	1,409,517	34.52%
7,625	Invesco S&P 500 Pure Growth ETF	1,252,559	30.68%

Cowen Financial Product - AXS Multi-Strat Short	EQUITIES

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
(5,300)	SPDR S&P 500 ETF	(2,100,549)	50.17%
(11,600)	iShares S&P 100 ETF	(2,086,028)	49.83%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

AXS Multi-Strategy Alternatives Fund

SUMMARY OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Internet	12.5%
Computers	4.9%
Pharmaceuticals	4.6%
Biotechnology	4.5%
Semiconductors	4.1%
Healthcare-Products	4.0%
Auto Manufacturers	3.4%
Software	3.3%
Banks	2.4%
Telecommunications	2.3%
REITS	1.8%
Building Materials	1.6%
Lodging	1.6%
Leisure Time	1.5%
Healthcare-Services	1.4%
Electronics	1.3%
Apparel	1.1%
Food	0.9%
Insurance	0.8%
Total Common Stocks	58.0%
Exchange-Traded Funds	26.6%
Short-Term Investments	16.2%
Total Investments	100.8%
Liabilities in Excess of Other Assets	(0.8)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

AXS Sustainable Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 96.1%
	ADVERTISING — 1.2%
	Clear Channel Outdoor Holdings, Inc.
$500,000	7.750%, 4/15/2028[1,2]	$495,665
	Outfront Media Capital LLC / Outfront Media Capital Corp.
145,000	6.250%, 6/15/2025[1,2]	153,337
		649,002
	AEROSPACE/DEFENSE — 0.6%
	Triumph Group, Inc.
250,000	8.875%, 6/1/2024[1,2]	281,300
45,000	6.250%, 9/15/2024[1,2]	45,662
		326,962
	AIRLINES — 4.8%
	Air Canada
175,000	7.750%, 4/15/2021[2,3]	175,123
	American Airlines, Inc.
880,000	11.750%, 7/15/2025[2]	1,087,900
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
130,000	5.500%, 4/20/2026[2,3]	135,525
130,000	5.750%, 4/20/2029[2,3]	138,554
	Delta Air Lines, Inc.
455,000	7.000%, 5/1/2025[2]	523,958
	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
320,000	5.750%, 1/20/2026[1,2,3]	340,096
	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
125,000	8.000%, 9/20/2025[1,2,3]	141,250
		2,542,406
	APPAREL — 0.2%
	Wolverine World Wide, Inc.
120,000	6.375%, 5/15/2025[1,2]	127,800

	AUTO MANUFACTURERS — 1.8%
	Ford Motor Co.
415,000	8.500%, 4/21/2023	462,725
180,000	9.000%, 4/22/2025[1]	218,001
	Wabash National Corp.
270,000	5.500%, 10/1/2025[1,2]	276,075
		956,801
	AUTO PARTS & EQUIPMENT — 3.0%
	Adient Global Holdings Ltd.
200,000	4.875%, 8/15/2026[1,2,3]	205,250
	American Axle & Manufacturing, Inc.
350,000	6.250%, 4/1/2025[1]	360,500

AXS Sustainable Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	AUTO PARTS & EQUIPMENT (Continued)
$75,000	6.500%, 4/1/2027[1]	$77,813
65,000	6.875%, 7/1/2028[1]	68,145
	Clarios Global LP
340,000	6.750%, 5/15/2025[1,2,3]	363,698
	Tenneco, Inc.
405,000	5.375%, 12/15/2024[1]	406,012
150,000	5.000%, 7/15/2026[1]	141,375
		1,622,793
	BEVERAGES — 0.5%
	Primo Water Holdings, Inc.
270,000	5.500%, 4/1/2025[1,2]	277,506

	BUILDING MATERIALS — 1.3%
	CP Atlas Buyer, Inc.
480,000	7.000%, 12/1/2028[1,2]	504,504
	Summit Materials LLC / Summit Materials Finance Corp.
195,000	5.125%, 6/1/2025[1,2]	197,925
		702,429
	CHEMICALS — 3.9%
	GPD Cos., Inc.
465,000	10.125%, 4/1/2026[1,2]	506,850
	Innophos Holdings, Inc.
310,000	9.375%, 2/15/2028[1,2]	334,025
	OCI N.V.
195,000	4.625%, 10/15/2025[1,2,3]	201,581
	Rayonier AM Products, Inc.
490,000	7.625%, 1/15/2026[1,2]	520,625
	Venator Finance Sarl / Venator Materials LLC
450,000	9.500%, 7/1/2025[1,2,3]	502,875
		2,065,956
	COMMERCIAL SERVICES — 8.9%
	Allied Universal Holdco LLC / Allied Universal Finance Corp.
415,000	6.625%, 7/15/2026[1,2]	440,099
	Alta Equipment Group, Inc.
240,000	5.625%, 4/15/2026[1,2]	243,300
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
200,000	4.750%, 4/1/2028[1,2]	203,825
	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC
375,000	7.125%, 7/31/2026[1,2,3]	390,671
	Jaguar Holding Co. II / PPD Development LP
95,000	4.625%, 6/15/2025[1,2]	98,800

AXS Sustainable Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMERCIAL SERVICES (Continued)
	Modulaire Global Finance Plc
$205,000	8.000%, 2/15/2023[1,2,3]	$208,192
	Prime Security Services Borrower LLC / Prime Finance, Inc.
215,000	5.250%, 4/15/2024[2]	229,362
	Quad/Graphics, Inc.
1,170,000	7.000%, 5/1/2022	1,155,925
	Sabre GLBL, Inc.
475,000	7.375%, 9/1/2025[1,2]	517,631
	Tms International Holding Corp.
1,243,000	7.250%, 8/15/2025[1,2]	1,264,753
		4,752,558
	COMPUTERS — 4.3%
	Austin BidCo, Inc.
500,000	7.125%, 12/15/2028[1,2]	508,750
	Banff Merger Sub, Inc.
535,000	9.750%, 9/1/2026[1,2]	570,084
	Diebold Nixdorf, Inc.
90,000	8.500%, 4/15/2024[1]	91,935
585,000	9.375%, 7/15/2025[1,2]	651,544
	NCR Corp.
170,000	5.750%, 9/1/2027[1,2]	179,881
40,000	5.125%, 4/15/2029[1,2]	40,453
	Presidio Holdings, Inc.
240,000	4.875%, 2/1/2027[1,2]	246,005
		2,288,652
	DISTRIBUTION/WHOLESALE — 0.4%
	Resideo Funding, Inc.
208,000	6.125%, 11/1/2026[1,2]	219,109

	DIVERSIFIED FINANCIAL SERVICES — 3.3%
	Jefferies Finance LLC / JFIN Co.-Issuer Corp.
415,000	6.250%, 6/3/2026[1,2]	435,750
	Navient Corp.
220,000	5.500%, 1/25/2023	228,250
	OneMain Finance Corp.
205,000	5.625%, 3/15/2023	217,044
320,000	6.125%, 3/15/2024[1]	345,600
	VistaJet Malta Finance PLC / XO Management Holding, Inc.
500,000	10.500%, 6/1/2024[1,2,3]	545,000
		1,771,644

AXS Sustainable Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ELECTRIC — 0.5%
	NextEra Energy Operating Partners LP
$230,000	4.250%, 7/15/2024[1,2]	$242,075
	ENGINEERING & CONSTRUCTION — 2.3%
	Great Lakes Dredge & Dock Corp.
205,000	8.000%, 5/15/2022[1]	206,794
	PowerTeam Services LLC
925,000	9.033%, 12/4/2025[1,2]	1,027,027
		1,233,821
	ENTERTAINMENT — 2.3%
	Cinemark USA, Inc.
340,000	5.875%, 3/15/2026[1,2]	348,140
	Motion Bondco DAC
750,000	6.625%, 11/15/2027[1,2,3]	765,000
	Powdr Corp.
125,000	6.000%, 8/1/2025[1,2]	131,731
		1,244,871
	ENVIRONMENTAL CONTROL — 0.3%
	GFL Environmental, Inc.
170,000	4.250%, 6/1/2025[1,2,3]	175,100
	FOOD — 2.4%
	H-Food Holdings LLC / Hearthside Finance Co., Inc.
500,000	8.500%, 6/1/2026[1,2]	511,250
	KeHE Distributors LLC / KeHE Finance Corp.
513,000	8.625%, 10/15/2026[1,2]	570,713
	NBM U.S. Holdings, Inc.
170,000	7.000%, 5/14/2026[1,2]	182,794
		1,264,757
	FOREST PRODUCTS & PAPER — 0.7%
	Mercer International, Inc.
95,000	5.125%, 2/1/2029[1,2]	98,420
	Resolute Forest Products, Inc.
265,000	4.875%, 3/1/2026[1,2]	265,662
		364,082
	HEALTHCARE-PRODUCTS — 0.6%
	Hill-Rom Holdings, Inc.
315,000	5.000%, 2/15/2025[1,2]	323,505
	HEALTHCARE-SERVICES — 2.4%
	ModivCare, Inc.
230,000	5.875%, 11/15/2025[1,2]	242,075

AXS Sustainable Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTHCARE-SERVICES (Continued)
	RP Escrow Issuer LLC
$10,000	5.250%, 12/15/2025[1,2]	$10,362
	Select Medical Corp.
260,000	6.250%, 8/15/2026[1,2]	276,318
	Tenet Healthcare Corp.
255,000	4.625%, 7/15/2024[1]	259,271
200,000	5.125%, 5/1/2025[1]	202,810
	U.S. Acute Care Solutions LLC
260,000	6.375%, 3/1/2026[1,2]	269,750
		1,260,586
	HOME BUILDERS — 3.1%
	Ashton Woods USA LLC / Ashton Woods Finance Co.
115,000	6.750%, 8/1/2025[1,2]	118,738
	Beazer Homes USA, Inc.
315,000	6.750%, 3/15/2025[1]	324,450
	New Home Co., Inc.
750,000	7.250%, 10/15/2025[1,2]	776,407
	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc.
285,000	5.625%, 3/1/2024[1,2,3]	305,662
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
130,000	5.875%, 6/15/2024	143,650
		1,668,907
	HOUSEHOLD PRODUCTS/WARES — 0.2%
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
100,000	5.000%, 12/31/2026[1,2]	100,000
	INTERNET — 1.5%
	Photo Holdings Merger Sub, Inc.
250,000	8.500%, 10/1/2026[1,2]	270,938
	Uber Technologies, Inc.
465,000	8.000%, 11/1/2026[1,2]	503,362
		774,300
	INVESTMENT COMPANIES — 0.6%
	Compass Group Diversified Holdings LLC
310,000	5.250%, 4/15/2029[1,2]	324,725

	IRON/STEEL — 1.3%
	Cleveland-Cliffs, Inc.
240,000	5.750%, 3/1/2025[1]	247,488
	United States Steel Corp.
200,000	6.250%, 3/15/2026[1]	203,000

AXS Sustainable Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	IRON/STEEL (Continued)
$225,000	6.875%, 3/1/2029[1]	$230,625
		681,113
	LEISURE TIME — 1.0%
	Viking Ocean Cruises Ship VII Ltd.
530,000	5.625%, 2/15/2029[1,2,3]	535,459
	LODGING — 1.0%
	Marriott Ownership Resorts, Inc.
115,000	6.125%, 9/15/2025[1,2]	122,145
	Marriott Ownership Resorts, Inc. / ILG LLC
240,000	6.500%, 9/15/2026[1]	250,650
	Travel + Leisure Co.
170,000	5.650%, 4/1/2024[1]	184,025
		556,820
	MEDIA — 12.9%
	Altice Financing S.A.
115,000	7.500%, 5/15/2026[1,2,3]	120,175
	Cengage Learning, Inc.
765,000	9.500%, 6/15/2024[1,2]	779,344
	Clear Channel Worldwide Holdings, Inc.
265,000	9.250%, 2/15/2024[1]	275,679
	DISH DBS Corp.
255,000	7.375%, 7/1/2028[1]	267,508
	Entercom Media Corp.
380,000	6.500%, 5/1/2027[1,2]	392,825
1,355,000	6.750%, 3/31/2029[1,2]	1,408,421
	iHeartCommunications, Inc.
730,000	8.375%, 5/1/2027[1]	783,837
	Meredith Corp.
1,246,000	6.875%, 2/1/2026[1]	1,277,150
	Townsquare Media, Inc.
1,045,000	6.875%, 2/1/2026[1,2]	1,112,925
	Univision Communications, Inc.
240,000	6.625%, 6/1/2027[1,2]	256,302
	Ziggo Bond Co. B.V.
185,000	6.000%, 1/15/2027[1,2,3]	192,863
		6,867,029
	METAL FABRICATE/HARDWARE — 1.6%
	Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
315,000	7.375%, 12/15/2023[1,2]	319,725

AXS Sustainable Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	METAL FABRICATE/HARDWARE (Continued)
	Park-Ohio Industries, Inc.
$515,000	6.625%, 4/15/2027[1]	$520,150
		839,875
	MINING — 1.9%
	Coeur Mining, Inc.
410,000	5.125%, 2/15/2029[1,2]	391,940
	First Quantum Minerals Ltd.
350,000	6.500%, 3/1/2024[1,2,3]	355,250
200,000	7.500%, 4/1/2025[1,2,3]	206,500
	Hudbay Minerals, Inc.
40,000	4.500%, 4/1/2026[1,2,3]	41,572
		995,262
	MISCELLANEOUS MANUFACTURING — 2.4%
	FXI Holdings, Inc.
230,000	7.875%, 11/1/2024[1,2]	236,900
700,000	12.250%, 11/15/2026[1,2]	799,750
	Koppers, Inc.
250,000	6.000%, 2/15/2025[1,2]	257,697
		1,294,347
	OFFICE FURNISHINGS — 0.5%
	Interface, Inc.
250,000	5.500%, 12/1/2028[1,2]	258,438

	PACKAGING & CONTAINERS — 5.9%
	Greif, Inc.
350,000	6.500%, 3/1/2027[1,2]	368,813
	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd.
	Co.-Issuer LLC
250,000	6.000%, 9/15/2028[1,2,3]	258,125
	Intertape Polymer Group, Inc.
160,000	7.000%, 10/15/2026[1,2,3]	168,300
	LABL Escrow Issuer LLC
275,000	6.750%, 7/15/2026[1,2]	294,594
	Mauser Packaging Solutions Holding Co.
485,000	8.500%, 4/15/2024[1,2]	501,975
265,000	7.250%, 4/15/2025[1,2]	265,000
	OI European Group B.V.
215,000	4.000%, 3/15/2023[1,2,3]	220,375
	Owens-Brockway Glass Container, Inc.
260,000	5.875%, 8/15/2023[2]	278,525

AXS Sustainable Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	PACKAGING & CONTAINERS (Continued)
	Plastipak Holdings, Inc.
$770,000	6.250%, 10/15/2025[1,2]	$792,137
		3,147,844
	PHARMACEUTICALS — 0.3%
	Bausch Health Americas, Inc.
135,000	8.500%, 1/31/2027[1,2]	149,766

	REAL ESTATE — 1.6%
	Realogy Group LLC / Realogy Co.-Issuer Corp.
195,000	7.625%, 6/15/2025[1,2]	212,901
330,000	9.375%, 4/1/2027[1,2]	365,470
250,000	5.750%, 1/15/2029[1,2]	246,562
		824,933
	REITS — 2.1%
	FelCor Lodging LP
200,000	6.000%, 6/1/2025[1]	205,125
	HAT Holdings I LLC / HAT Holdings II LLC
380,000	5.250%, 7/15/2024[1,2]	392,350
	iStar, Inc.
360,000	4.750%, 10/1/2024[1]	374,546
	Starwood Property Trust, Inc.
165,000	4.750%, 3/15/2025[1]	171,316
		1,143,337
	RETAIL — 3.4%
	1011778 BC ULC / New Red Finance, Inc.
206,000	4.250%, 5/15/2024[1,2,3]	208,416
	Brinker International, Inc.
280,000	3.875%, 5/15/2023	284,200
	Carvana Co.
40,000	5.500%, 4/15/2027[1,2]	40,210
	Foundation Building Materials, Inc.
275,000	6.000%, 3/1/2029[1,2]	271,562
	IRB Holding Corp.
195,000	7.000%, 6/15/2025[1,2]	209,908
	LSF9 Atlantis Holdings LLC / Victra Finance Corp.
250,000	7.750%, 2/15/2026[1,2]	255,833
	Macy's Retail Holdings LLC
265,000	5.875%, 4/1/2029[1,2]	271,746
	PetSmart, Inc. / PetSmart Finance Corp.
250,000	7.750%, 2/15/2029[1,2]	271,650
		1,813,525

AXS Sustainable Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	SEMICONDUCTORS — 0.5%
	Amkor Technology, Inc.
$255,000	6.625%, 9/15/2027[1,2]	$276,038

	SOFTWARE — 3.0%
	Boxer Parent Co., Inc.
265,000	7.125%, 10/2/2025[1,2]	284,212
	Dun & Bradstreet Corp.
155,000	6.875%, 8/15/2026[1,2]	165,494
	Rocket Software, Inc.
395,000	6.500%, 2/15/2029[1,2]	398,555
	SS&C Technologies, Inc.
185,000	5.500%, 9/30/2027[1,2]	196,840
	Veritas US, Inc. / Veritas Bermuda Ltd.
250,000	10.500%, 2/1/2024[1,2]	255,937
285,000	7.500%, 9/1/2025[1,2]	296,400
		1,597,438
	TELECOMMUNICATIONS — 3.1%
	Altice France S.A./France
260,000	7.375%, 5/1/2026[1,2,3]	270,400
	CommScope, Inc.
255,000	8.250%, 3/1/2027[1,2]	272,850
	Lumen Technologies, Inc.
75,000	6.750%, 12/1/2023	82,790
255,000	7.500%, 4/1/2024[1]	285,817
230,000	5.625%, 4/1/2025[1]	248,112
	T-Mobile USA, Inc.
230,000	6.000%, 3/1/2023[1]	231,437
	Viasat, Inc.
240,000	5.625%, 4/15/2027[1,2]	251,740
		1,643,146
	TOYS/GAMES/HOBBIES — 0.3%
	Mattel, Inc.
145,000	3.150%, 3/15/2023[1]	146,450

	TRANSPORTATION — 1.0%
	Danaos Corp.
515,000	8.500%, 3/1/2028[1,2,3]	550,406

	TRUCKING & LEASING — 1.2%
	DAE Funding LLC
240,000	4.500%, 8/1/2022[1,2]	241,500
190,000	5.000%, 8/1/2024[1,2]	195,700

AXS Sustainable Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TRUCKING & LEASING (Continued)
	Fortress Transportation and Infrastructure Investors LLC
$149,000	6.750%, 3/15/2022[1,2]	$149,186
55,000	6.500%, 10/1/2025[1,2]	57,475
		643,861
	TOTAL CORPORATE BONDS
	(Cost $50,118,754)	51,245,434

	SHORT-TERM INVESTMENTS — 2.7%
1,426,520	UMB Money Market Fiduciary, 0.01%[4]	1,426,520
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,426,520)	1,426,520

	TOTAL INVESTMENTS — 98.8%
	(Cost $51,545,274)	52,671,954

	Other Assets in Excess of Liabilities — 1.2%	652,901
	TOTAL NET ASSETS — 100.0%	$53,324,855

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

ULC – Unlimited Liability Corporation

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $40,065,229, which represents 75.1% of total net assets of the Fund.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

AXS Sustainable Income Fund

SUMMARY OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Percent of Total
Security Type/Industry	Net Assets
Corporate Bonds
Media	12.9%
Commercial Services	8.9%
Packaging & Containers	5.9%
Airlines	4.8%
Computers	4.3%
Chemicals	3.9%
Retail	3.4%
Diversified Financial Services	3.3%
Telecommunications	3.1%
Home Builders	3.1%
Auto Parts & Equipment	3.0%
Software	3.0%
Food	2.4%
Healthcare-Services	2.4%
Miscellaneous Manufacturing	2.4%
Engineering & Construction	2.3%
Entertainment	2.3%
REITS	2.1%
Mining	1.9%
Auto Manufacturers	1.8%
Real Estate	1.6%
Metal Fabricate/Hardware	1.6%
Internet	1.5%
Iron/Steel	1.3%
Building Materials	1.3%
Trucking & Leasing	1.2%
Advertising	1.2%
Lodging	1.0%
Leisure Time	1.0%
Transportation	1.0%
Forest Products & Paper	0.7%
Healthcare-Products	0.6%
Aerospace/Defense	0.6%
Investment Companies	0.6%
Beverages	0.5%
Electric	0.5%
Semiconductors	0.5%
Office Furnishings	0.5%
Distribution/Wholesale	0.4%
Environmental Control	0.3%
Toys/Games/Hobbies	0.3%
Pharmaceuticals	0.3%

AXS Sustainable Income Fund

SUMMARY OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Percent of Total
Security Type/Industry	Net Assets
Apparel	0.2%
Household Products/Wares	0.2%
Total Corporate Bonds	96.1%
Short-Term Investments	2.7%
Total Investments	98.8%
Other Assets in Excess of Liabilities	1.2%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 87.2%
	AEROSPACE/DEFENSE — 1.9%
686	Boeing Co.	$174,738
319	Lockheed Martin Corp.	117,870
1,858	Raytheon Technologies Corp.	143,568
		436,176
	AGRICULTURE — 1.2%
1,896	Altria Group, Inc.	96,999
543	Archer-Daniels-Midland Co.	30,951
1,589	Philip Morris International, Inc.	141,008
		268,958
	APPAREL — 0.6%
980	NIKE, Inc. - Class B	130,232
	AUTO MANUFACTURERS — 2.2%
115	Cummins, Inc.	29,797
3,239	Ford Motor Co.*	39,678
961	General Motors Co.	55,219
587	Tesla, Inc.*	392,075
		516,769
	BANKS — 4.5%
5,209	Bank of America Corp.	201,536
1,422	Citigroup, Inc.	103,450
235	Goldman Sachs Group, Inc.	76,845
2,082	JPMorgan Chase & Co.	316,943
866	Morgan Stanley	67,254
290	PNC Financial Services Group, Inc.	50,869
865	Truist Financial Corp.	50,447
936	U.S. Bancorp	51,770
2,814	Wells Fargo & Co.	109,943
		1,029,057
	BEVERAGES — 2.2%
4,199	Coca-Cola Co.	221,329
166	Constellation Brands, Inc. - Class A	37,848
373	Monster Beverage Corp.*	33,977
1,487	PepsiCo, Inc.	210,336
		503,490
	BIOTECHNOLOGY — 0.5%
323	Amgen, Inc.	80,366
804	Corteva, Inc.	37,482
		117,848

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	BUILDING MATERIALS — 0.2%
87	Martin Marietta Materials, Inc.	$29,216
170	Vulcan Materials Co.	28,688
		57,904
	CHEMICALS — 2.8%
290	Air Products and Chemicals, Inc.	81,589
141	Albemarle Corp.	20,601
922	Dow, Inc.	58,953
1,026	DuPont de Nemours, Inc.	79,289
355	Ecolab, Inc.	75,995
734	Linde PLC[1]	205,623
313	PPG Industries, Inc.	47,031
115	Sherwin-Williams Co.	84,871
		653,952
	COMMERCIAL SERVICES — 2.1%
1,154	PayPal Holdings, Inc.*	280,237
293	S&P Global, Inc.	103,391
451	Square, Inc. - Class A*	102,400
		486,028
	COMPUTERS — 5.0%
594	Accenture PLC - Class A1	164,092
7,165	Apple, Inc.	875,205
876	International Business Machines Corp.	116,736
		1,156,033
	COSMETICS/PERSONAL CARE — 2.2%
921	Colgate-Palmolive Co.	72,603
225	Estee Lauder Cos., Inc. - Class A	65,441
2,674	Procter & Gamble Co.	362,140
		500,184
	DIVERSIFIED FINANCIAL SERVICES — 4.2%
445	American Express Co.	62,941
98	BlackRock, Inc.	73,888
1,152	Charles Schwab Corp.	75,087
220	CME Group, Inc.	44,931
383	Intercontinental Exchange, Inc.	42,774
868	Mastercard, Inc. - Class A	309,051
1,658	Visa, Inc. - Class A	351,048
		959,720
	ELECTRIC — 1.0%
211	American Electric Power Co., Inc.	17,872

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRIC (Continued)
381	Dominion Energy, Inc.	$28,941
335	Duke Energy Corp.	32,337
444	Exelon Corp.	19,421
892	NextEra Energy, Inc.	67,444
228	Public Service Enterprise Group, Inc.	13,728
111	Sempra Energy	14,716
481	Southern Co.	29,899
206	Xcel Energy, Inc.	13,701
		238,059
	ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
727	Emerson Electric Co.	65,590
	ELECTRONICS — 0.8%
853	Honeywell International, Inc.	185,161
	ENERGY-ALTERNATE SOURCES — 0.2%
93	Enphase Energy, Inc.*	15,081
302	Plug Power, Inc.*	10,823
36	SolarEdge Technologies, Inc.*	10,348
150	Sunrun, Inc.*	9,072
		45,324
	FOOD — 0.9%
623	General Mills, Inc.	38,203
781	Kroger Co.	28,108
1,534	Mondelez International, Inc. - Class A	89,785
546	Sysco Corp.	42,992
		199,088
	FOREST PRODUCTS & PAPER — 0.1%
472	International Paper Co.	25,521
	HEALTHCARE-PRODUCTS — 2.0%
1,098	Abbott Laboratories	131,584
369	Danaher Corp.	83,055
791	Medtronic PLC[1]	93,441
202	Stryker Corp.	49,203
245	Thermo Fisher Scientific, Inc.	111,813
		469,096
	HEALTHCARE-SERVICES — 0.9%
554	UnitedHealth Group, Inc.	206,127

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HOUSEHOLD PRODUCTS/WARES — 0.3%
127	Clorox Co.	$24,496
348	Kimberly-Clark Corp.	48,389
		72,885
	INSURANCE — 3.0%
2,355	Berkshire Hathaway, Inc. - Class B*	601,632
289	Chubb Ltd.[1]	45,653
304	Marsh & McLennan Cos., Inc.	37,027
		684,312
	INTERNET — 12.1%
429	Alphabet, Inc. - Class A*	884,821
280	Amazon.com, Inc.*	866,343
31	Booking Holdings, Inc.*	72,225
2,246	Facebook, Inc. - Class A*	661,514
399	Netflix, Inc.*	208,142
79	Roku, Inc. - Class A*	25,736
1,499	Uber Technologies, Inc.*	81,711
		2,800,492
	MACHINERY-CONSTRUCTION & MINING — 0.7%
658	Caterpillar, Inc.	152,571
	MACHINERY-DIVERSIFIED — 0.5%
343	Deere & Co.	128,330
	MEDIA — 2.2%
99	Altice USA, Inc. - Class A*	3,220
26	Charter Communications, Inc. - Class A*	16,043
3,779	Comcast Corp. - Class A	204,482
1,498	Walt Disney Co.*	276,411
		500,156
	MINING — 0.6%
2,031	Freeport-McMoRan, Inc.*	66,881
1,056	Newmont Corp.	63,645
		130,526
	MISCELLANEOUS MANUFACTURING — 1.7%
700	3M Co.	134,876
486	Eaton Corp. PLC[1]	67,204
9,691	General Electric Co.	127,243
326	Illinois Tool Works, Inc.	72,215
		401,538

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	OIL & GAS — 2.7%
1,654	Chevron Corp.	$173,323
1,172	ConocoPhillips	62,081
396	EOG Resources, Inc.	28,722
3,643	Exxon Mobil Corp.	203,389
211	Hess Corp.	14,930
527	Marathon Petroleum Corp.	28,189
801	Occidental Petroleum Corp.	21,323
376	Phillips 66	30,659
186	Pioneer Natural Resources Co.	29,540
330	Valero Energy Corp.	23,628
		615,784
	OIL & GAS SERVICES — 0.2%
756	Halliburton Co.	16,224
1,196	Schlumberger N.V.[1]	32,519
		48,743
	PACKAGING & CONTAINERS — 0.2%
2,083	Amcor PLC[1]	24,329
397	Ball Corp.	33,642
		57,971
	PHARMACEUTICALS — 4.1%
1,094	AbbVie, Inc.	118,393
1,397	Bristol-Myers Squibb Co.	88,193
811	CVS Health Corp.	61,011
522	Eli Lilly and Co.	97,520
1,632	Johnson & Johnson	268,219
165	McKesson Corp.	32,182
1,490	Merck & Co., Inc.	114,864
3,274	Pfizer, Inc.	118,617
294	Zoetis, Inc.	46,299
		945,298
	PIPELINES — 0.4%
206	Cheniere Energy, Inc.*	14,834
1,735	Kinder Morgan, Inc.	28,888
355	ONEOK, Inc.	17,984
993	Williams Cos., Inc.	23,524
		85,230
	REITS — 0.9%
287	American Tower Corp. - REIT	68,610
272	Crown Castle International Corp. - REIT	46,819
57	Equinix, Inc. - REIT	38,737

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS (Continued)
474	Prologis, Inc. - REIT	$50,244
		204,410
	RETAIL — 5.4%
21	Chipotle Mexican Grill, Inc.*	29,837
365	Costco Wholesale Corp.	128,655
177	Dollar General Corp.	35,864
892	Home Depot, Inc.	272,283
626	Lowe's Cos., Inc.	119,053
616	McDonald's Corp.	138,070
244	Ross Stores, Inc.	29,258
969	Starbucks Corp.	105,883
415	Target Corp.	82,199
944	TJX Cos., Inc.	62,446
772	Walgreens Boots Alliance, Inc.	42,383
1,522	Walmart, Inc.	206,733
		1,252,664
	SEMICONDUCTORS — 5.6%
1,154	Advanced Micro Devices, Inc.*	90,589
799	Applied Materials, Inc.	106,746
294	Broadcom, Inc.	136,316
3,974	Intel Corp.	254,336
1,092	Micron Technology, Inc.*	96,325
564	NVIDIA Corp.	301,137
1,109	QUALCOMM, Inc.	147,042
855	Texas Instruments, Inc.	161,587
		1,294,078
	SOFTWARE — 7.0%
415	Adobe, Inc.*	197,278
619	Fiserv, Inc.*	73,686
221	Intuit, Inc.	84,656
3,739	Microsoft Corp.	881,544
1,834	Oracle Corp.	128,692
814	salesforce.com, Inc.*	172,462
162	ServiceNow, Inc.*	81,018
		1,619,336
	TELECOMMUNICATIONS — 1.4%
1,389	AT&T, Inc.	42,045
4,164	Cisco Systems, Inc.	215,321
115	T-Mobile US, Inc.*	14,408

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS (Continued)
806	Verizon Communications, Inc.	$46,869
		318,643
	TRANSPORTATION — 2.4%
791	CSX Corp.	76,268
277	FedEx Corp.	78,679
310	Norfolk Southern Corp.	83,241
825	Union Pacific Corp.	181,838
860	United Parcel Service, Inc. - Class B	146,192
		566,218
	WATER — 0.0%
82	American Water Works Co., Inc.	12,293
	TOTAL COMMON STOCKS
	(Cost $14,015,653)	20,141,795

Principal Amount
	SHORT-TERM INVESTMENTS — 12.4%
$2,850,596	UMB Money Market Fiduciary, 0.01%[2]	2,850,596
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,850,596)	2,850,596
	TOTAL INVESTMENTS — 99.6%
	(Cost $16,866,249)	22,992,391
	Other Assets in Excess of Liabilities — 0.4%	94,265
	TOTAL NET ASSETS — 100.0%	$23,086,656

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	BNP Paribas Index Swap[1]	1-Month LIBOR + 0.50%	Index Return	Monthly	4/1/21	$23,162,490	$299	$(244,206)
TOTAL EQUITY SWAP CONTRACTS								$(244,206)

[1]	The BNP Paribas Index Swap is made up of the Nasdaq 100 Total Return Index and the Dow Jones Industrial Average Total Return Index and exposure to each index was 100.00% and (100.00)%, respectively.

See accompanying Notes to Consolidated Financial Statements.

AXS Thomson Reuters Private Equity Return Tracker Fund

SUMMARY OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Internet	12.1%
Software	7.0%
Semiconductors	5.6%
Retail	5.4%
Computers	5.0%
Banks	4.5%
Diversified Financial Services	4.2%
Pharmaceuticals	4.1%
Insurance	3.0%
Chemicals	2.8%
Oil & Gas	2.7%
Transportation	2.4%
Media	2.2%
Beverages	2.2%
Cosmetics/Personal Care	2.2%
Auto Manufacturers	2.2%
Commercial Services	2.1%
Healthcare-Products	2.0%
Aerospace/Defense	1.9%
Miscellaneous Manufacturing	1.7%
Telecommunications	1.4%
Agriculture	1.2%
Electric	1.0%
Food	0.9%
REITS	0.9%
Healthcare-Services	0.9%
Electronics	0.8%
Machinery-Construction & Mining	0.7%
Mining	0.6%
Apparel	0.6%
Biotechnology	0.5%
Machinery-Diversified	0.5%
Pipelines	0.4%
Household Products/Wares	0.3%
Electrical Components & Equipment	0.3%
Oil & Gas Services	0.2%
Building Materials	0.2%
Packaging & Containers	0.2%
Energy-Alternate Sources	0.2%
Forest Products & Paper	0.1%
Water	0.0%
Total Common Stocks	87.2%
Short-Term Investments	12.4%

AXS Thomson Reuters Private Equity Return Tracker Fund

SUMMARY OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.1%
	ADVERTISING — 0.7%
2,697	Trade Desk, Inc. - Class A*	$1,757,527
	AEROSPACE/DEFENSE — 1.3%
5,041	Boeing Co.	1,284,044
2,347	Lockheed Martin Corp.	867,216
13,645	Raytheon Technologies Corp.	1,054,349
		3,205,609
	AGRICULTURE — 0.4%
8,797	Altria Group, Inc.	450,055
7,372	Philip Morris International, Inc.	654,191
		1,104,246
	AUTO MANUFACTURERS — 0.1%
399	Tesla, Inc.*	266,504
	BANKS — 0.7%
10,623	Bank of America Corp.	411,004
2,900	Citigroup, Inc.	210,975
479	Goldman Sachs Group, Inc.	156,633
4,246	JPMorgan Chase & Co.	646,368
5,740	Wells Fargo & Co.	224,262
		1,649,242
	BEVERAGES — 0.8%
19,478	Coca-Cola Co.	1,026,685
6,899	PepsiCo, Inc.	975,864
		2,002,549
	BIOTECHNOLOGY — 0.2%
1,570	Illumina, Inc.*	602,974
	CHEMICALS — 0.9%
1,080	Air Products and Chemicals, Inc.	303,847
3,431	Dow, Inc.	219,378
3,818	DuPont de Nemours, Inc.	295,055
1,321	Ecolab, Inc.	282,787
2,733	Linde PLC[1]	765,623
1,166	PPG Industries, Inc.	175,203
431	Sherwin-Williams Co.	318,082
		2,359,975
	COMMERCIAL SERVICES — 5.3%
28,387	Automatic Data Processing, Inc.[2]	5,350,098
2,408	CoStar Group, Inc.*	1,979,111

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COMMERCIAL SERVICES (Continued)
24,328	PayPal Holdings, Inc.*	$5,907,812
		13,237,021
	COMPUTERS — 12.1%
42,014	Accenture PLC - Class A1	11,606,367
44,344	Apple, Inc.[2]	5,416,620
37,694	Cognizant Technology Solutions Corp. - Class A	2,944,655
12,178	Crowdstrike Holdings, Inc. - Class A*	2,222,607
61,910	International Business Machines Corp.[2]	8,250,127
		30,440,376
	COSMETICS/PERSONAL CARE — 0.9%
4,272	Colgate-Palmolive Co.	336,762
1,048	Estee Lauder Cos., Inc. - Class A	304,811
12,406	Procter & Gamble Co.	1,680,144
		2,321,717
	DIVERSIFIED FINANCIAL SERVICES — 5.0%
201	BlackRock, Inc.	151,546
17,567	Mastercard, Inc. - Class A	6,254,730
28,905	Visa, Inc. - Class A2	6,120,056
		12,526,332
	ELECTRONICS — 0.7%
3,666	Agilent Technologies, Inc.	466,095
6,268	Honeywell International, Inc.	1,360,595
		1,826,690
	FOOD — 0.2%
7,117	Mondelez International, Inc. - Class A	416,558
	HEALTHCARE-PRODUCTS — 5.5%
22,884	Abbott Laboratories[2]	2,742,419
896	Align Technology, Inc.*	485,211
6,150	Baxter International, Inc.	518,691
17,382	Boston Scientific Corp.*	671,814
7,702	Danaher Corp.	1,733,566
7,553	Edwards Lifesciences Corp.*	631,733
1,033	IDEXX Laboratories, Inc.*	505,457
1,225	Intuitive Surgical, Inc.*	905,202
16,505	Medtronic PLC[1]	1,949,736
4,221	Stryker Corp.	1,028,151
5,113	Thermo Fisher Scientific, Inc.	2,333,471
2,542	Zimmer Biomet Holdings, Inc.	406,923
		13,912,374

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-SERVICES — 2.9%
3,055	Anthem, Inc.	$1,096,592
5,916	Centene Corp.*	378,092
3,189	HCA Healthcare, Inc.	600,616
1,504	Humana, Inc.	630,552
1,876	Teladoc Health, Inc.*	340,963
11,546	UnitedHealth Group, Inc.[2]	4,295,920
		7,342,735
	HOUSEHOLD PRODUCTS/WARES — 0.1%
1,614	Kimberly-Clark Corp.	224,427
	INSURANCE — 1.8%
17,289	Berkshire Hathaway, Inc. - Class B*	4,416,821
	INTERNET — 19.6%
3,028	Alphabet, Inc. - Class A*	6,245,311
240	Amazon.com, Inc.*	742,579
48,653	eBay, Inc.[2]	2,979,510
23,740	Facebook, Inc. - Class A*	6,992,142
15,725	Match Group, Inc.*	2,160,301
2,557	MercadoLibre, Inc.*	3,764,262
11,325	Netflix, Inc.*	5,907,799
7,672	Okta, Inc.*	1,691,139
6,699	Palo Alto Networks, Inc.*	2,157,480
32,163	Pinterest, Inc.*	2,381,027
59,775	Snap, Inc. - Class A*	3,125,635
6,641	Spotify Technology S.A.*,[1]	1,779,456
54,984	Twitter, Inc.*	3,498,632
105,997	Uber Technologies, Inc.*	5,777,896
		49,203,169
	MACHINERY-CONSTRUCTION & MINING — 0.4%
4,836	Caterpillar, Inc.	1,121,323
	MEDIA — 0.1%
420	Altice USA, Inc. - Class A*	13,663
3	Cable One, Inc.	5,485
113	Charter Communications, Inc. - Class A*	69,723
1,019	Walt Disney Co.*	188,026
		276,897
	MINING — 0.2%
7,555	Freeport-McMoRan, Inc.*	248,786
3,931	Newmont Corp.	236,921
		485,707

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MISCELLANEOUS MANUFACTURING — 0.8%
5,145	3M Co.	$991,339
71,149	General Electric Co.	934,186
		1,925,525
	OIL & GAS — 0.2%
1,800	Chevron Corp.	188,622
1,275	ConocoPhillips	67,537
431	EOG Resources, Inc.	31,260
3,965	Exxon Mobil Corp.	221,366
573	Marathon Petroleum Corp.	30,650
409	Phillips 66	33,350
202	Pioneer Natural Resources Co.	32,081
		604,866
	OIL & GAS SERVICES — 0.0%
1,301	Schlumberger N.V.[1]	35,374
	PACKAGING & CONTAINERS — 0.1%
1,478	Ball Corp.	125,246
	PHARMACEUTICALS — 2.0%
2,414	AbbVie, Inc.	261,243
3,446	Becton, Dickinson and Co.	837,895
4,081	Cigna Corp.	986,541
16,915	CVS Health Corp.	1,272,515
1,064	Dexcom, Inc.*	382,391
1,151	Eli Lilly and Co.	215,030
3,601	Johnson & Johnson	591,824
3,287	Merck & Co., Inc.	253,395
7,222	Pfizer, Inc.	261,653
		5,062,487
	PIPELINES — 0.0%
1,889	Kinder Morgan, Inc.	31,452
1,081	Williams Cos., Inc.	25,609
		57,061
	REITS — 0.1%
587	American Tower Corp. - REIT	140,328
	RETAIL — 0.5%
607	Home Depot, Inc.	185,287
7,060	Walmart, Inc.	958,960
		1,144,247

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS — 1.4%
3,238	Advanced Micro Devices, Inc.*	$254,183
2,242	Applied Materials, Inc.	299,531
825	Broadcom, Inc.	382,520
11,144	Intel Corp.	713,216
3,064	Micron Technology, Inc.*	270,275
1,582	NVIDIA Corp.	844,677
3,112	QUALCOMM, Inc.	412,620
2,400	Texas Instruments, Inc.	453,576
		3,630,598
	SOFTWARE — 28.7%
46,682	Activision Blizzard, Inc.	4,341,426
13,112	Adobe, Inc.*	6,233,052
5,605	ANSYS, Inc.*	1,903,234
14,176	Autodesk, Inc.*	3,928,878
15	Bandwidth, Inc. - Class A*	1,901
18,217	Cadence Design Systems, Inc.*	2,495,547
11,842	DocuSign, Inc.*	2,397,413
20,076	Electronic Arts, Inc.[2]	2,717,688
15,651	Intuit, Inc.	5,995,272
34	J2 Global, Inc.*	4,075
26,313	Microsoft Corp.	6,203,816
129,609	Oracle Corp.[2]	9,094,664
6,405	Roper Technologies, Inc.[2]	2,583,393
24,933	salesforce.com, Inc.*,[2]	5,282,555
11,466	ServiceNow, Inc.*	5,734,261
9,072	Synopsys, Inc.*	2,247,860
9,594	Twilio, Inc. - Class A*	3,269,251
1,631	Veeva Systems, Inc. - Class A*	426,082
11,320	Workday, Inc. - Class A*	2,812,228
13,538	Zoom Video Communications, Inc. - Class A*,[2]	4,349,624
		72,022,220
	TELECOMMUNICATIONS — 0.4%
5,884	AT&T, Inc.	178,109
11,677	Cisco Systems, Inc.	603,818
86	Iridium Communications, Inc.*	3,547
770	Lumen Technologies, Inc.	10,279
490	T-Mobile US, Inc.*	61,392
3,417	Verizon Communications, Inc.	198,699
		1,055,844
	TRANSPORTATION — 1.0%
6,063	Union Pacific Corp.	1,336,346

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TRANSPORTATION (Continued)
6,315	United Parcel Service, Inc. - Class B	$1,073,487
		2,409,833
	TOTAL COMMON STOCKS
	(Cost $183,309,597)	238,914,402

Principal Amount
	SHORT-TERM INVESTMENTS — 3.9%
$9,805,710	UMB Money Market Fiduciary, 0.01%[3]	9,805,710
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,805,710)	9,805,710
	TOTAL INVESTMENTS — 99.0%
	(Cost $193,115,307)	248,720,112
	Other Assets in Excess of Liabilities — 1.0%	2,543,952
	TOTAL NET ASSETS — 100.0%	$251,264,064

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of March 31, 2021, the aggregate value of those securities was $6,153,916, representing 2.4% of net assets.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	BNP Paribas Index Swap[1]	0.50%	Index Return	Monthly	4/1/21	$252,400,500	$2,014	$3,571,278
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month LIBOR + 0.50%	Basket Return	Monthly	4/1/21	69,033,762	7,173	(929,874)
TOTAL EQUITY SWAP CONTRACTS								$2,641,404

[1]	The BNP Paribas Index Swap is made up of the S&P 500 Total Return Index and the Nasdaq 100 Total Return Index and exposure to each index was 95.04% and (95.04)%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
29,495	Facebook, Inc. - Class A	$7,813,520	11.32%
28,450	PayPal Holdings, Inc.	7,784,773	11.28%
14,126	Netflix, Inc.	7,778,341	11.27%
3,754	Alphabet, Inc. - Class A	7,769,504	11.25%
32,704	Microsoft Corp.	7,748,886	11.23%
35,667	Visa, Inc. - Class A	7,726,542	11.19%
21,191	Mastercard, Inc. - Class A	7,690,214	11.14%
16,234	Adobe, Inc.	7,622,999	11.04%
32,633	Salesforce.com, Inc.	7,098,983	10.28%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

AXS Thomson Reuters Venture Capital Return Tracker Fund

CONSOLIDATED SUMMARY OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Software	28.7%
Internet	19.6%
Computers	12.1%
Healthcare-Products	5.5%
Commercial Services	5.3%
Diversified Financial Services	5.0%
Healthcare-Services	2.9%
Pharmaceuticals	2.0%
Insurance	1.8%
Semiconductors	1.4%
Aerospace/Defense	1.3%
Transportation	1.0%
Cosmetics/Personal Care	0.9%
Chemicals	0.9%
Beverages	0.8%
Miscellaneous Manufacturing	0.8%
Banks	0.7%
Electronics	0.7%
Advertising	0.7%
Retail	0.5%
Telecommunications	0.4%
Agriculture	0.4%
Machinery-Construction & Mining	0.4%
Oil & Gas	0.2%
Mining	0.2%
Food	0.2%
Biotechnology	0.2%
Media	0.1%
Packaging & Containers	0.1%
REITS	0.1%
Household Products/Wares	0.1%
Auto Manufacturers	0.1%
Pipelines	0.0%
Oil & Gas Services	0.0%
Total Common Stocks	95.1%
Short-Term Investments	3.9%
Total Investments	99.0%
Other Assets in Excess of Liabilities	1.0%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

AXS Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2021 (Unaudited)

		Aspect Core
	Alternative	Diversified	Chesapeake
	Growth Fund	Strategy Fund	Strategy Fund
Assets:
Investments, at value (cost $2,484,421, $17,264,073, and $15,014,890, respectively)	$2,484,532	$17,264,073	$15,014,890
Cash	-	1,290,989	-
Cash deposited with brokers for open futures contracts	354,467	1,091,615	1,723,224
Cash deposited with brokers for open swap contract	2,519,382	-	-
Unrealized appreciation on open futures contracts	15,384	192,245	332,894
Receivables:
Investment securities sold	-	-	72
Fund shares sold	183	2,644	-
Due from Advisor	8,630	-	-
Variation margin	-	-	-
Dividends and interest	1	144	128
Prepaid expenses and other assets	61,050	44,872	56,530
Total assets	5,443,629	19,886,582	17,127,738

Liabilities:
Unrealized depreciation on open swap contract	748,333	-	-
Unrealized depreciation on forward foreign currency exchange contracts	-	5,796	-
Payables:			-
Investment securities purchased	-	-	-
Fund shares redeemed	13,390	-	1,191
Variation margin	484,036	-	-
Due to Broker - swap contract	290,271	-	-
Advisory fees	-	771	1,876
Distribution fees - Class A & Class C (Note 7)	149	2,054	1,145
Auditing fees	12,710	12,229	14,460
Fund administration and accounting fees	2,991	1,589	8,553
Custody fees	2,496	135	883
Transfer agent fees and expenses	1,612	156	5,097
Trustees' fees and expenses	1,074	455	6,040
Chief Compliance Officer fees	1,012	892	1,374
Trustees' deferred compensation (Note 3)	879	1,674	-
Swap interest	-	-	-
Sub-transfer agent fees and expenses	445	494	1,552
Shareholder reporting fees	111	-	3,608
Legal fees	73	138	535
Accrued other expenses	-	782	-
Total liabilities	1,559,582	27,165	46,314

Net Assets	$3,884,047	$19,859,417	$17,081,424

See accompanying Notes to Consolidated Financial Statements.

AXS Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2021 (Unaudited)

		Aspect Core
	Alternative	Diversified	Chesapeake
	Growth Fund	Strategy Fund	Strategy Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$6,458,696	$25,123,981	$44,338,188
Total distributable earnings (accumulated deficit)	(2,574,649)	(5,264,564)	(27,256,764)
Net Assets	$3,884,047	$19,859,417	$17,081,424

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$655,080	$836,078	$3,909,239
Shares of beneficial interest issued and outstanding	52,202	100,301	333,308
Redemption price per share[1]	$12.55	$8.34	$11.80
Maximum sales charge (5.75% of offering price)[2]	0.77	0.51	0.72
Maximum offering price to public	$13.32	$8.85	$12.52

Class C Shares:
Net assets applicable to shares outstanding		$2,208,720	$371,998
Shares of beneficial interest issued and outstanding		276,129	32,373
Redemption price per share[3]		$8.00	$11.49

Class I Shares:
Net assets applicable to shares outstanding	$3,228,967	$16,814,619	$12,800,187
Shares of beneficial interest issued and outstanding	253,973	2,009,063	1,074,390
Redemption price per share[1]	$12.71	$8.37	$11.91

[1]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
[2]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Consolidated Financial Statements.

AXS Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2021 (Unaudited)

	Managed
	Futures	Multi-Strategy	Sustainable
	Strategy Fund	Alternatives Fund[4]	Income Fund[4]
Assets:
Investments, at value (cost $27,342,373, $17,095,037, and $51,545,274, respectively)	$27,343,252	$20,102,246	$52,671,954
Cash	1,830,000	1,214	-
Cash deposited with brokers for open futures contracts	-	-	-
Cash deposited with brokers for open swap contracts	44,950,208	-	-
Unrealized appreciation on open futures contracts	-	-	-
Receivables:
Investment securities sold	-	-	295,784
Fund shares sold	539	15,278	-
Due from Advisor	-	-	-
Variation margin	-	58,966	-
Dividends and interest	57	6,977	912,438
Prepaid expenses and other assets	82,617	42,792	23,326
Total assets	74,206,673	20,227,473	53,903,502

Liabilities:
Unrealized depreciation on open swap contracts	9,414,743	184,294	-
Unrealized depreciation on forward foreign currency exchange contracts	-	-	-
Payables:
Investment securities purchased	-	-	520,417
Fund shares redeemed	197,114	54,197	-
Variation margin	-	-	-
Due to Broker - swap contracts	4,251,650	-	-
Advisory fees	13,454	3,523	14,151
Distribution fees - Class A, Class C, & Class R-1 (Note 7)	8,886	2,414	-
Auditing fees	10,388	11,141	8,775
Fund administration and accounting fees	8,409	7,501	7,884
Custody fees	-	1,528	4,505
Transfer agent fees and expenses	4,521	2,621	3,741
Trustees' fees and expenses	1,269	2,322	2,000
Chief Compliance Officer fees	1,664	2,228	1,858
Trustees' deferred compensation (Note 3)	8,359	4,414	945
Swap interest	-	-	-
Sub-transfer agent fees and expenses	599	3,008	5,978
Shareholder reporting fees	444	402	458
Legal fees	384	1,019	7,101
Accrued other expenses	-	962	834
Total liabilities	13,921,884	281,574	578,647

Net Assets	$60,284,789	$19,945,899	$53,324,855

See accompanying Notes to Consolidated Financial Statements.

AXS Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2021 (Unaudited)

	Managed
	Futures	Multi-Strategy	Sustainable
	Strategy Fund	Alternatives Fund[4]	Income Fund[4]
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$225,265,175	$15,975,672	$51,868,962
Total distributable earnings (accumulated deficit)	(164,980,386)	3,970,227	1,455,893
Net Assets	$60,284,789	$19,945,899	$53,324,855

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$8,301,530
Shares of beneficial interest issued and outstanding	1,382,402
Redemption price per share[5]	$6.01
Maximum sales charge (5.75% of offering price)[6]	$0.37
Maximum offering price to public	$6.38

Class C Shares:
Net assets applicable to shares outstanding	$8,169,372
Shares of beneficial interest issued and outstanding	1,447,926
Redemption price per share[7]	$5.64

Class R-1 Shares:
Net assets applicable to shares outstanding		$11,091,398
Shares of beneficial interest issued and outstanding		853,561
Redemption price per share		$12.99

Class I Shares:
Net assets applicable to shares outstanding	$43,813,886	$8,854,501	$53,324,855
Shares of beneficial interest issued and outstanding	7,183,432	678,870	5,173,812
Redemption price per share	$6.10	$13.04	$10.31

[4]	Financial statements are not consolidated.
[5]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
[6]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[7]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Consolidated Financial Statements.

AXS Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2021 (Unaudited)

	Thomson Reuters	Thomson Reuters
	Private Equity Return	Venture Capital Return
	Tracker Fund[8]	Tracker Fund[8]
Assets:
Investments, at value (cost $16,866,249 and $193,115,307, respectively)	$22,992,391	$248,720,112
Cash	300,000	15,544
Cash deposited with brokers for open futures contracts	-	-
Cash deposited with brokers for open swap contracts	-	-
Unrealized appreciation on open swap contracts	-	2,641,404
Receivables:
Investment securities sold	-	-
Fund shares sold	129	115,752
Due from Advisor	-	-
Variation margin	-	-
Dividends and interest	12,981	82,779
Prepaid expenses	61,713	99,225
Total assets	23,367,214	251,674,816

Liabilities:
Unrealized depreciation on open swap contracts	244,206	-
Unrealized depreciation on forward foreign currency exchange contracts	-	-
Payables:
Investment securities purchased	-	-
Fund shares redeemed	17,046	192,655
Variation margin	-	-
Due to Broker - swap contracts	-	-
Advisory fees	8,748	131,044
Distribution fees - Class A & Class C (Note 7)	1,187	24,710
Auditing fees	3,817	8,525
Fund administration and accounting fees	944	23,980
Custody fees	529	326
Transfer agent fees and expenses	1,910	636
Trustees' fees and expenses	454	2,952
Chief Compliance Officer fees	256	3,365
Trustees' deferred compensation (Note 3)	414	4,410
Swap interest	-	-
Sub-transfer agent fees and expenses	223	1,519
Shareholder reporting fees	198	806
Legal fees	626	7,441
Accrued other expenses	-	8,383
Total liabilities	280,558	410,752

Net Assets	$23,086,656	$251,264,064

See accompanying Notes to Consolidated Financial Statements.

AXS Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2021 (Unaudited)

	Thomson Reuters	Thomson Reuters
	Private Equity Return	Venture Capital Return
	Tracker Fund[8]	Tracker Fund[8]
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$13,343,939	$168,331,021
Total distributable earnings (accumulated deficit)	9,742,717	82,933,043
Net Assets	$23,086,656	$251,264,064

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$269,033	$79,946,566
Shares of beneficial interest issued and outstanding	15,992	2,565,614
Redemption price per share[9]	$16.82	$31.16
Maximum sales charge (5.75% of offering price)[10]	1.03	1.90
Maximum offering price to public	$17.85	$33.06

Class C Shares:
Net assets applicable to shares outstanding	$1,348,374	$9,367,296
Shares of beneficial interest issued and outstanding	82,785	315,733
Redemption price per share[9,11]	$16.29	$29.67

Class I Shares:
Net assets applicable to shares outstanding	$21,469,249	$161,950,202
Shares of beneficial interest issued and outstanding	1,260,649	5,130,266
Redemption price per share[9]	$17.03	$31.57

[8]	Financial statements are not consolidated.
[9]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
[10]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[11]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Consolidated Financial Statements.

AXS Funds

CONSOLIDATED STATEMENTS OF OPERATIONS

For the Periods Ended March 31, 2021 (Unaudited)

		Aspect Core
	Alternative	Diversified	Chesapeake
	Growth Fund	Strategy Fund	Strategy Fund
Investment Income:
Dividends	$14	$60,560	$-
Interest	12,000	-	70,908
Total investment income	12,014	60,560	70,908

Expenses:
Registration fees	22,510	31,639	37,063
Advisory fees	21,880	126,380	121,234
Fund administration and accounting fees	14,647	23,122	23,044
Auditing fees	14,289	14,164	12,130
Shareholder reporting fees	13,072	4,684	11,652
Custody fees	10,041	9,372	5,875
Transfer agent fees and expenses	7,234	5,578	8,880
Legal fees	7,008	10,645	9,669
Miscellaneous	5,450	6,442	6,118
Sub-transfer agent fees and expenses	3,889	4,333	9,523
Chief Compliance Officer fees	1,977	4,315	4,419
Trustees' fees and expenses	1,295	2,850	3,030
Distribution fees - Class A (Note 7)	1,001	948	4,504
Insurance fees	480	1,516	1,463
Interest expense	93	438	-
Distribution fees - Class C (Note 7)	-	11,016	1,666
Distribution fees - Class R-1 (Note 7)	-	-	-
Total expenses	124,866	257,442	260,270
Advisory fees waived	(21,880)	(102,780)	(103,606)
Other expenses absorbed	(72,570)	-	-
Fees paid indirectly (Note 3)	(444)	(1,299)	(972)
Net expenses	29,972	153,363	155,692
Net investment income (loss)	(17,958)	(92,803)	(84,784)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	173	-	-
Futures contracts	1,129,259	854,870	3,269,691
Forward foreign currency exchange contracts	-	(12,149)	-
Foreign currency transactions	-	3,577	(5,428)
Swap contract	(483,298)	-	-
Net realized gain (loss)	646,134	846,298	3,264,263
Net change in unrealized appreciation/depreciation on:
Investments	(10,874)	(57,543)	(73,475)
Futures contracts	88,499	98,666	468,688
Forward foreign currency exchange contracts	-	(84,490)	-
Foreign currency translations	-	(1,004)	15,598
Swap contract	62,301	-	-
Net change in unrealized appreciation/depreciation	139,926	(44,371)	410,811
Net increase from payment by affiliates (Note 3)	-	-	-
Net realized and unrealized gain	786,060	801,927	3,675,074
Net Increase in Net Assets from Operations	$768,102	$709,124	$3,590,290

See accompanying Notes to Consolidated Financial Statements.

AXS Funds

CONSOLIDATED STATEMENTS OF OPERATIONS - Continued

For the Periods Ended March 31, 2021 (Unaudited)

	Managed
	Futures	Multi-Strategy	Sustainable
	Strategy Fund	Alternatives Fund[1]	Income Fund[1,2]
Investment Income:
Dividends	$-	$136,989	$-
Interest	154,811	249	1,272,905
Total investment income	154,811	137,238	1,272,905

Expenses:
Registration fees	17,508	40,132	12,568
Advisory fees	624,132	162,091	158,197
Fund administration and accounting fees	4,853	27,074	22,869
Auditing fees	20,450	6,320	8,775
Shareholder reporting fees	24,650	5,432	5,192
Custody fees	12,916	5,570	4,505
Transfer agent fees and expenses	322	10,504	7,577
Legal fees	31,072	9,005	11,547
Miscellaneous	4,175	1,819	4,922
Sub-transfer agent fees and expenses	68,921	7,833	6,011
Chief Compliance Officer fees	4,217	6,364	5,035
Trustees' fees and expenses	11,848	5,940	5,054
Distribution fees - Class A (Note 7)	13,066	-	-
Insurance fees	4,343	1,254	1,500
Interest expense	-	-	-
Distribution fees - Class C (Note 7)	47,522	-	-
Distribution fees - Class R-1 (Note 7)	-	14,785	-
Total expenses	889,995	304,123	253,752
Advisory fees waived	(91,499)	(46,382)	(28,827)
Other expenses absorbed	-	-	-
Fees paid indirectly (Note 3)	(6,168)	(2,941)	(1,189)
Net expenses	792,328	254,800	223,736
Net investment income (loss)	(637,517)	(117,562)	1,049,169

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	39,898	6,178,989	476,472
Futures contracts	-	-	-
Forward foreign currency exchange contracts	-	-	-
Foreign currency transactions	-	-	-
Swap contracts	(2,348,814)	(985,720)	-
Net realized gain (loss)	(2,308,916)	5,193,269	476,472
Net change in unrealized appreciation/depreciation on:
Investments	(180,859)	(1,788,168)	1,126,680
Futures contracts	-	-	-
Forward foreign currency exchange contracts	-	-	-
Foreign currency translations	-	-	-
Swap contracts	3,886,798	22,866	-
Net change in unrealized appreciation/depreciation	3,705,939	(1,765,302)	1,126,680
Net increase from payment by affiliates (Note 3)	-	-	-
Net realized and unrealized gain	1,397,023	3,427,967	1,603,152
Net Increase in Net Assets from Operations	$759,506	$3,310,405	$2,652,321

[1]	Financial statements are not consolidated.
[2]	For the period October 17, 2020 through March 31, 2021.

See accompanying Notes to Consolidated Financial Statements.

AXS Funds

CONSOLIDATED STATEMENTS OF OPERATIONS - Continued

For the Periods Ended March 31, 2021 (Unaudited)

	Thomson Reuters	Thomson Reuters
	Private Equity Return	Venture Capital Return
	Tracker Fund[3]	Tracker Fund[3]
Investment Income:
Dividends	$182,369	$954,847
Interest	63	322
Total investment income	182,432	955,169

Expenses:
Registration fees	2,231	14,399
Advisory fees	141,204	1,539,223
Fund administration and accounting fees	33,073	242,938
Auditing fees	3,817	8,526
Shareholder reporting fees	5,571	15,801
Custody fees	6,528	7,232
Transfer agent fees and expenses	4,623	13,771
Legal fees	2,358	25,253
Miscellaneous	5,397	21,996
Sub-transfer agent fees and expenses	9,575	90,244
Chief Compliance Officer fees	696	7,147
Trustees' fees and expenses	1,791	17,174
Distribution fees - Class A (Note 7)	333	101,683
Insurance fees	817	4,124
Interest expense	-	-
Distribution fees - Class C (Note 7)	6,258	55,409
Distribution fees - Class I (Note 7)	-	-
Total expenses	224,272	2,164,920
Advisory fees waived	(41,453)	(129,507)
Other expenses absorbed	-	-
Fees paid indirectly (Note 3)	(523)	(5,552)
Net expenses	182,296	2,029,861
Net investment income (loss)	136	(1,074,692)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,595,157	30,101,651
Futures contracts	-	-
Forward foreign currency exchange contracts	-	-
Foreign currency transactions	-	-
Swap contracts	397	(15,195,879)
Net realized gain (loss)	2,595,554	14,905,772
Net change in unrealized appreciation/depreciation on:
Investments	703,237	1,885,578
Futures contracts	-	-
Forward foreign currency exchange contracts	-	-
Foreign currency translations	-	-
Swap contracts	1,516,650	25,058,720
Net change in unrealized appreciation/depreciation	2,219,887	26,944,298
Net increase from payment by affiliates (Note 3)	-	3,927
Net realized and unrealized gain	4,815,441	41,853,997
Net Increase in Net Assets from Operations	$4,815,577	$40,779,305

[3]	Financial statements are not consolidated.

See accompanying Notes to Consolidated Financial Statements.

AXS Alternative Growth Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the Period
	Six Months Ended	July 1, 2020
	March 31, 2021	through	For the Year Ended
	(Unaudited)	September 30, 2020*	June 30, 2020[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(17,958)	$(4,898)	$53,395
Net realized gain (loss) on investments, futures contracts and swap contract	646,134	815,897	(2,518,130)
Net change in unrealized appreciation/depreciation on investments, futures contracts and swap contract	139,926	(279,492)	(1,096,488)
Net increase (decrease) in net assets resulting from operations	768,102	531,507	(3,561,223)

Distributions to Shareholders:
Distributions:
Class A	-	-	(131,196)
Class I	-	-	(1,394,208)
Total distributions to shareholders	-	-	(1,525,404)

Capital Transactions:
Net proceeds from shares sold:
Class A	17,728	12,725	3,929,092
Class I	777,726	1,667,805	20,297,244
Reinvestment of distributions:
Class A	-	-	122,272
Class I	-	-	1,022,008
Cost of shares redeemed:
Class A2	(410,936)	(439,701)	(3,267,260)
Class I3	(5,240,506)	(852,881)	(16,630,753)
Net increase (decrease) in net assets from capital transactions	(4,855,988)	387,948	5,472,603

Total increase (decrease) in net assets	(4,087,886)	919,455	385,976

Net Assets:
Beginning of period	7,971,933	7,052,478	6,666,502
End of period	$3,884,047	$7,971,933	$7,052,478

Capital Share Transactions:
Shares sold:
Class A	1,528	1,112	334,813
Class I	65,043	149,160	1,719,381
Shares reinvested:
Class A	-	-	10,605
Class I	-	-	87,576
Shares redeemed:
Class A	(34,708)	(39,836)	(322,742)
Class I	(437,475)	(75,335)	(1,728,137)
Net increase (decrease) in capital share transactions	(405,612)	35,101	101,496

*	Fiscal year end changed to September 30, effective July 1, 2020.
[1]	With the Plan of Reorganization with respect to the Equinox Ampersand Strategy Fund, Class A and Class I shareholders received Class A and Class I shares of the AXS Alternative Growth Fund, respectively, effective as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[2]	Net of redemption fee proceeds of $24, $0 and $7,399, respectively.
[3]	Net of redemption fee proceeds of $1,310, $119 and $5,614, respectively.

See accompanying Notes to Consolidated Financial Statements.

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(92,803)	$30,598
Net realized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	846,298	(1,182,642)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(44,371)	109,952
Net increase (decrease) in net assets resulting from operations	709,124	(1,042,092)

Distributions to Shareholders:
Distributions:
Class A	-	(57,109)
Class C	-	(239,407)
Class I	-	(1,278,806)
From return of capital:
Class A	-	(25,536)
Class C	-	(117,329)
Class I	-	(553,854)
Total distributions to shareholders	-	(2,272,041)

Capital Transactions:
Net proceeds from shares sold:
Class A	193,137	125,766
Class C	507,287	450,353
Class I	1,420,872	9,259,885
Reinvestment of distributions:
Class A	-	82,645
Class C	-	299,326
Class I	-	1,356,208
Cost of shares redeemed:
Class A	(16,785)	(188,441)
Class C	(485,310)	(1,605,417)
Class I	(4,850,904)	(7,524,674)
Net increase (decrease) in net assets from capital transactions	(3,231,703)	2,255,651

Total decrease in net assets	(2,522,579)	(1,058,482)

Net Assets:
Beginning of period	22,381,996	23,440,478
End of period	$19,859,417	$22,381,996

Capital Share Transactions:
Shares sold:
Class A	23,811	14,402
Class C	65,151	57,206
Class I	174,163	1,085,986
Shares reinvested:
Class A	-	10,153
Class C	-	37,938
Class I	-	166,406
Shares redeemed:
Class A	(2,090)	(22,146)
Class C	(62,296)	(195,843)
Class I	(603,784)	(858,339)
Net increase (decrease) in capital share transactions	(405,045)	295,763

[1]	With the Plan of Reorganization with respect to the Equinox Aspect Core Diversified Strategy Fund, Class A, Class C, and Class I shareholders received Class A, Class C, and Class I shares of the AXS Aspect Core Diversified Strategy Fund, respectively, effective as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.

See accompanying Notes to Consolidated Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(84,784)	$7,758
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	3,264,263	(9,138,740)
Net change in unrealized appreciation/depreciation on investments, futures contracts and foreign currency translations	410,811	(1,631,917)
Net increase from payment by affiliates (Note 3)	-	457
Net increase (decrease) in net assets resulting from operations	3,590,290	(10,762,442)

Distributions to Shareholders:
Distributions:
Class A	-	(170,310)
Class C	-	(12,387)
Class I	-	(2,963,494)
Total distributions to shareholders	-	(3,146,191)

Capital Transactions:
Net proceeds from shares sold:
Class A	295,119	1,573,610
Class C	26,812	30,000
Class I	1,182,539	15,250,896
Reinvestment of distributions:
Class A	-	162,508
Class C	-	10,898
Class I	-	2,777,102
Cost of shares redeemed:
Class A	(561,901)	(2,570,995)
Class C	(36,165)	(249,436)
Class I	(3,055,331)	(83,180,693)
Net decrease in net assets from capital transactions	(2,148,927)	(66,196,110)

Total increase (decrease) in net assets	1,441,363	(80,104,743)

Net Assets:
Beginning of period	15,640,061	95,744,804
End of period	$17,081,424	$15,640,061

Capital Share Transactions:
Shares sold:
Class A	26,771	151,250
Class C	2,316	3,015
Class I	106,236	1,476,667
Shares reinvested:
Class A	-	15,824
Class C	-	1,079
Class I	-	268,578
Shares redeemed:
Class A	(53,842)	(257,101)
Class C	(3,523)	(24,462)
Class I	(290,136)	(8,423,115)
Net decrease in capital share transactions	(212,178)	(6,788,265)

[1]	With the Plan of Reorganization with respect to the Equinox Chesapeake Strategy Fund, Class A, Class C and Class I shareholders received Class A, Class C and Class I shares of the AXS Chesapeake Strategy Fund, respectively, effective as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(637,517)	$(793,511)
Net realized loss on investments and swap contracts	(2,308,916)	(12,226,677)
Net change in unrealized appreciation/depreciation on investments and swap contracts	3,705,939	(44,246,370)
Net increase (decrease) in net assets resulting from operations	759,506	(57,266,558)

Distributions to Shareholders:
Distributions:
Class A	-	(3,604,474)
Class C	-	(2,160,419)
Class I	-	(21,960,143)
From return of capital
Class A	-	(215,848)
Class C	-	(129,373)
Class I	-	(1,315,044)
Total distributions to shareholders	-	(29,385,301)

Capital Transactions:
Net proceeds from shares sold:
Class A	724,253	5,692,683
Class C	265,075	902,004
Class I	7,576,953	56,712,284
Reinvestment of distributions:
Class A	-	3,679,350
Class C	-	2,204,352
Class I	-	21,976,827
Cost of shares redeemed:
Class A2	(6,036,815)	(18,179,968)
Class C3	(2,952,316)	(6,132,701)
Class I4	(56,267,095)	(118,977,271)
Net decrease in net assets from capital transactions	(56,689,945)	(52,122,440)

Total decrease in net assets	(55,930,439)	(138,774,299)

Net Assets:
Beginning of period	116,215,228	254,989,527
End of period	$60,284,789	$116,215,228

Capital Share Transactions:
Shares sold:
Class A	117,693	740,840
Class C	46,095	122,591
Class I	1,204,208	7,441,210
Shares reinvested:
Class A	-	472,317
Class C	-	298,288
Class I	-	2,785,403
Shares redeemed:
Class A	(979,383)	(2,554,978)
Class C	(508,243)	(894,179)
Class I	(8,890,652)	(16,817,971)
Net decrease in capital share transactions	(9,010,282)	(8,406,479)

[1]	With the Plan of Reorganization with respect to the Equinox MutualHedge Futures Strategy Fund, Class A, Class C, and Class I shareholders received Class A, Class C, and Class I shares of the AXS Managed Futures Strategy Fund, respectively, effective as of the close of business on January 24, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[2]	Net of redemption fee proceeds of $382 and $8,566, respectively.
[3]	Net of redemption fee proceeds of $3 and $61, respectively.
[4]	Net of redemption fee proceeds of $3,568 and $19,340 respectively.

See accompanying Notes to Consolidated Financial Statements.

AXS Multi-Strategy Alternatives Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2021 Unaudited)	For the Period May 1, 2020 through September 30, 2020*	For the Year Ended April 30, 2020[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(117,562)	$(140,351)	$(182,356)
Net realized gain (loss) on investments and swap contracts	5,193,269	1,736,581	(5,129,397)
Net change in unrealized appreciation/depreciation on investments and swap contracts	(1,765,302)	5,224,685	(4,525,259)
Net increase (decrease) in net assets resulting from operations	3,310,405	6,820,915	(9,837,012)

Distributions to Shareholders:
Distributions:
Class R-1	-	-	(239,097)
Class I	-	-	(579,979)
Total distributions to shareholders	-	-	(819,076)

Capital Transactions:
Net proceeds from shares sold:
Class R-1	865,135	866,530	4,838,789
Class I	655,675	3,042,521	70,226,126
Reinvestment of distributions:
Class R-1	-	-	237,859
Class I	-	-	579,979
Cost of shares redeemed:
Class R-1	(4,512,174)	(3,975,549)	(83,269,760)
Class I	(43,238,788)	(2,351,039)	(21,287,319)
Capital contribution from a predecessor affiliate (Note 3)	-	-	43,948
Net decrease in net assets from capital transactions	(46,230,152)	(2,417,537)	(28,630,378)

Total increase (decrease) in net assets	(42,919,747)	4,403,378	(39,286,466)

Net Assets:
Beginning of period	62,865,646	58,462,268	97,748,734
End of period	$19,945,899	$62,865,646	$58,462,268

Capital Share Transactions:
Shares sold:
Class R-1	74,253	79,979	436,570
Class I	56,767	289,476	6,299,413
Shares reinvested:
Class R-1	-	-	21,256
Class I	-	-	51,784
Shares redeemed:
Class R-1	(384,103)	(382,487)	(7,461,647)
Class I	(3,850,277)	(216,039)	(1,992,795)
Net decrease in capital share transactions	(4,103,360)	(229,071)	(2,645,419)

*	Fiscal year end changed to September 30, effective May 1, 2020.

[1]	With the Plan of Reorganization with respect to the KCM Macro Trends Fund, Class R-1 and Institutional Class shareholders received Class R-1 and Class I shares of the AXS Multi-Strategy Alternatives Fund, respectively, effective as of the close of business on October 18, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.

See accompanying Notes to Consolidated Financial Statements.

AXS Sustainable Income Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period October 17, 2020* through March 31, 2021 (Unaudited)
Increase in Net Assets from:
Operations:
Net investment income	$1,049,169
Net realized gain on investments	476,472
Net change in unrealized appreciation/depreciation on investments	1,126,680
Net increase in net assets resulting from operations	2,652,321

Distributions to Shareholders:
Distributions:
Class I	(1,196,428)
Total distributions to shareholders	(1,196,428)

Capital Transactions:
Net proceeds from shares sold:
Class I	51,831,465
Reinvestment of distributions:
Class I	42,591
Cost of shares redeemed:
Class I	(5,094)
Net increase in net assets from capital transactions	51,868,962

Total increase in net assets	53,324,855

Net Assets:
Beginning of period	-
End of period	$53,324,855

Capital Share Transactions:
Shares sold:
Class I	5,170,136
Shares reinvested:
Class I	4,168
Shares redeemed:
Class I	(492)
Net increase in capital share transactions	5,173,812

*	Commencement of operations.

See accompanying Notes to Consolidated Financial Statements.

AXS Thomson Reuters Private Equity Return Tracker Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2021 (Unaudited)[1]	For the Year Ended September 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$136	$89,988
Net realized gain on investments and swap contracts	2,595,554	3,709,235
Net change in unrealized appreciation/depreciation on investments and swap contracts	2,219,887	(838,753)
Net increase in net assets resulting from operations	4,815,577	2,960,470

Distributions to Shareholders:
Distributions:
Class A	(11,023)	-
Class C	(53,502)	-
Class I	(890,391)	-
Total distributions to shareholders	(954,916)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	12,538	2,050
Class C	-	592,850
Class I	3,464,685	6,165,834
Reinvestment of distributions:
Class A	11,023	-
Class C	53,502	-
Class I	844,149	-
Cost of shares redeemed:
Class A2	(37,952)	(1,443,389)
Class C3	(20)	(250,969)
Class I4	(7,516,132)	(5,191,994)
Net decrease in net assets from capital transactions	(3,168,207)	(125,618)

Total increase in net assets	692,454	2,834,852

Net Assets:
Beginning of period	22,394,202	19,559,350
End of period	$23,086,656	$22,394,202

Capital Share Transactions:
Shares sold:
Class A	773	157
Class C	-	69,009
Class I	215,931	549,169
Shares reinvested:
Class A	698	-
Class C	3,485	-
Class I	52,726	-
Shares redeemed:
Class A	(2,348)	(118,881)
Class C	(1)	(29,892)
Class I	(492,330)	(418,088)
Net increase (decrease) in capital share transactions	(221,066)	51,474

[1]	With the Plan of Reorganization with respect to the Leland Thomson Reuters Private Equity Buyout Index Fund, Class A, Class C, and Class I shareholders received Class A, Class C, and Class I shares of the AXS Thomson Reuters Private Equity Return Tracker Fund, respectively, effective as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.

[2]	Net of redemption fee proceeds of $0 and $1, respectively.
[3]	Net of redemption fee proceeds of $0 and $28, respectively.
[4]	Net of redemption fee proceeds of $3,288 and $600, respectively.

See accompanying Notes to Consolidated Financial Statements.

AXS Thomson Reuters Venture Capital Return Tracker Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2021 (Unaudited)[1]	For the Year Ended September 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,074,692)	$(1,080,633)
Net realized gain on investments and swap contracts	14,905,772	75,458,519
Net change in unrealized appreciation/depreciation on investments and swap contracts	26,944,298	16,423,099
Net increase from payment by affiliates (Note 3)	3,927	-
Net increase in net assets resulting from operations	40,779,305	90,800,985

Distributions to Shareholders:
Distributions:
Class A	(13,240,552)	-
Class C	(1,962,054)	-
Class I	(23,679,428)	-
Total distributions to shareholders	(38,882,034)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	13,810,204	70,517,661
Class C	1,921,090	6,717,075
Class I	44,965,617	102,204,469
Reinvestment of distributions:
Class A	13,091,280	-
Class C	1,886,193	-
Class I	22,996,333	-
Cost of shares redeemed:
Class A2	(30,036,366)	(56,872,556)
Class C3	(5,595,534)	(4,774,420)
Class I4	(55,766,044)	(69,473,783)
Net increase in net assets from capital transactions	7,272,773	48,318,446

Total increase in net assets	9,170,044	139,119,431

Net Assets:
Beginning of period	242,094,020	102,974,589
End of period	$251,264,064	$242,094,020

Capital Share Transactions:
Shares sold:
Class A	440,554	3,067,904
Class C	64,639	300,304
Class I	1,428,911	4,458,369
Shares reinvested:
Class A	438,275	-
Class C	66,182	-
Class I	760,461	-
Shares redeemed:
Class A	(968,273)	(2,481,949)
Class C	(188,802)	(226,632)
Class I	(1,771,136)	(3,000,938)
Net increase in capital share transactions	270,811	2,117,058

[1]	With the Plan of Reorganization with respect to the Leland Thomson Reuters Venture Capital Index Fund, Class A, Class C, and Class I shareholders received Class A, Class C, and Class I shares of the AXS Thomson Reuters Venture Capital Return Tracker Fund, respectively, effective as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.

[2]	Net of redemption fee proceeds of $19,905 and $40,836, respectively.

[3]	Net of redemption fee proceeds of $3,506 and $3,592, respectively.
[4]	Net of redemption fee proceeds of $19,236 and $36,998, respectively.

See accompanying Notes to Consolidated Financial Statements.

AXS Alternative Growth Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31,	For the Period July 1, 2020 through	For the Year Ended June 30,
	2021 (Unaudited)	September 30, 2020**	2020	2019	2018	2017
Net asset value, beginning of period	$11.08	$10.33	$11.47	$10.42	$10.36	$10.21
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.01)	0.01	0.09	(0.07)	(0.11)
Net realized and unrealized gain (loss)	1.52	0.76	(0.44)	1.41	1.05	0.78
Total from investment operations	1.47	0.75	(0.43)	1.50	0.98	0.67

Less Distributions:
From net investment income	-	-	(0.34)	- [2]	-	(0.26)
From net realized gain	-	-	(0.41)	(0.45)	(0.92)	(0.26)
Total distributions	-	-	(0.75)	(0.45)	(0.92)	(0.52)

Redemption fee proceeds[1]	- [2]	-	0.04	- [2]	- [2]	- [2]

Net asset value, end of period	$12.55	$11.08	$10.33	$11.47	$10.42	$10.36

Total return[3]	13.27%[7]	7.26%[7]	(4.05)%	15.75%	9.50%	6.79%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$655	$946	$1,282	$1,163	$4,029	$4,098

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	4.49%[8,9]	4.83%[8]	2.33%[4]	3.98%[5]	3.36%	3.37%
After fees waived and expenses absorbed	1.24%[8,9]	1.24%[8]	1.25%[4]	1.24%[5]	1.45%	1.45%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed	(4.08)%[8]	(4.05)%[8]	(0.95)%	(1.86)%[5,6]	(2.61)%	(3.00)%
After fees waived and expenses absorbed	(0.83)%[8]	(0.46)%[8]	0.13%	0.88%[5,6]	(0.70)%	(1.08)%

Portfolio turnover rate	0%[7]	0%[7]	99%	80%	69%	0%

*	Financial information from June 30, 2015 through November 8, 2019 is for the Equinox Ampersand Strategy Fund, which was reorganized into the AXS Alternative Growth Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2020.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[4]	If expenses not included in the expense cap had been excluded, the expense ratios would have been lower by 0.01% for the year ended June 30, 2020.
[5]	Does not include the expenses of other investment companies in which the Fund invests.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
[7]	Not annualized.
[8]	Annualized.
[9]	If interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended March 31, 2021.

See accompanying Notes to Consolidated Financial Statements.

AXS Alternative Growth Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31,	For the Period July 1, 2020 through	For the Year Ended June 30,
	2021 (Unaudited)	September 30, 2020**	2020	2019	2018	2017
Net asset value, beginning of period	$11.22	$10.44	$11.62	$10.56	$10.43	$10.28
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.01)	0.04	0.11	(0.04)	(0.09)
Net realized and unrealized gain (loss)	1.52	0.79	(0.44)	1.45	1.05	0.79
Total from investment operations	1.49	0.78	(0.40)	1.56	1.01	0.70

Less Distributions:
From net investment income	-	-	(0.37)	(0.05)	-	(0.29)
From net realized gain	-	-	(0.41)	(0.45)	(0.92)	(0.26)
Total distributions	-	-	(0.78)	(0.50)	(0.92)	(0.55)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	0.04	-

Net asset value, end of period	$12.71	$11.22	$10.44	$11.62	$10.56	$10.43

Total return[3]	13.28%[7]	7.47%[7]	(4.13)%	16.19%	10.15%	7.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,229	$7,026	$5,770	$5,503	$7,758	$2,458

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	4.24%[8,9]	4.58%[8]	2.08%[4]	3.57%[5]	3.32%	3.11%
After fees waived and expenses absorbed	0.99%[8,9]	0.99%[8]	1.00%[4]	0.99%[5]	1.20%	1.20%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed	(3.83)%[8]	(3.80)%[8]	(0.70)%	(1.50)%[5,6]	(2.53)%	(2.74)%
After fees waived and expenses absorbed	(0.58)%[8]	(0.21)%[8]	0.38%	1.08%[5,6]	(0.41)%	(0.83)%

Portfolio turnover rate	0%[7]	0%[7]	99%	80%	69%	0%

*	Financial information from June 30, 2015 through November 8, 2019 is for the Equinox Ampersand Strategy Fund, which was reorganized into the AXS Alternative Growth Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2020.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If expenses not included in the expense cap had been excluded, the expense ratios would have been lower by 0.01% for the year ended June 30, 2020.

[5]	Does not include the expenses of other investment companies in which the Fund invests.

[6]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
[7]	Not annualized.

[8]	Annualized.

[9]	If interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended March 31, 2021.

See accompanying Notes to Consolidated Financial Statements.

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2021 (Unaudited)
			For the Year Ended September 30,

			2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.03		$9.42	$9.19	$9.29	$9.98	$10.73
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)		- [2]	0.06	(0.04)	(0.12)	(0.15)
Net realized and unrealized gain (loss)	0.35		(0.34)	0.17	(0.06)	(0.49)	(0.04)
Total from investment operations	0.31		(0.34)	0.23	(0.10)	(0.61)	(0.19)

Less Distributions:
From net investment income	-		(0.73)	-	-	(0.08)	(0.13)
From net realized gain	-		-	-	-	-	(0.43)
From return of capital	-		(0.32)	-	-	-	-
Total distributions	-		(1.05)	-	-	(0.08)	(0.56)

Net asset value, end of period	$8.34		$8.03	$9.42	$9.19	$9.29	$9.98

Total return[3]	3.86	% [4]	(3.79)%	2.50%	(1.08)%	(6.18)%	(1.77)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$836		$631	$717	$614	$131	$734

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.78	% [5,7]	2.61%[6]	2.42%	2.14%	2.47%	2.29%
After fees waived and expenses absorbed	1.71	% [5,7]	1.72%[6]	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income (loss) to average net assets
(including interest expense):
Before fees waived and expenses absorbed	(2.16)	% [5,7]	(0.87)%	(0.09)%	(0.88)%	(2.00)%	(2.03)%
After fees waived and expenses absorbed	(1.08)	% [5,7]	2.00%	0.63%	(0.44)%	(1.23)%	(1.44)%

Portfolio turnover rate	0	% [4]	0%	59%	20%	0%	0%

*	Financial information from September 30, 2015 through November 8, 2019 is for the Equinox Aspect Core Diversified Strategy Fund, which was reorganized into the AXS Aspect Core Diversified Strategy Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	If expenses not included in the expense cap had been excluded, the expense ratios would have been lower by 0.02% for the year ended September 30, 2020.
[7]	If interest expense had been excluded, the expense ratios would have been lower by 0.01% for the six months ending March 31, 2021 and 0%, 0%, 0%, 0% and 0% for the years ended September 30, 2020, 2019, 2018, 2017 and 2016, respectively.

See accompanying Notes to Consolidated Financial Statements.

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2021 (Unaudited)
		For the Year Ended September 30,

		2020	2019	2018	2017	2016
Net asset value, beginning of period	$7.73	$9.11	$8.96	$9.12	$9.89	$10.72
Income from Investment Operations:
Net investment loss[1]	(0.07)	(0.06)	(0.01)	(0.11)	(0.18)	(0.22)
Net realized and unrealized gain (loss)	0.34	(0.34)	0.16	(0.05)	(0.51)	(0.04)
Total from investment operations	0.27	(0.40)	0.15	(0.16)	(0.69)	(0.26)

Less Distributions:
From net investment income	-	(0.66)	-	-	(0.08)	(0.14)
From net realized gain	-	-	-	-	-	(0.43)
From return of capital	-	(0.32)	-	-	-	-
Total distributions	-	(0.98)	-	-	(0.08)	(0.57)

Net asset value, end of period	$8.00	$7.73	$9.11	$8.96	$9.12	$9.89

Total return[2]	3.49%[3]	(4.57)%	1.67%	(1.75)%	(6.99)%	(2.52)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,209	$2,113	$3,406	$2,963	$479	$261

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	3.53%[4,6]	3.36%[5]	3.18%	2.89%	3.17%	3.07%
After fees waived and expenses absorbed	2.46%[4,6]	2.47%[5]	2.45%	2.45%	2.45%	2.45%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed	(2.91)%[4,6]	(1.62)%	(0.85)%	(1.68)%	(2.68)%	(2.81)%
After fees waived and expenses absorbed	(1.83)%[4,6]	(0.73)%	(0.12)%	(1.24)%	(1.96)%	(2.19)%

Portfolio turnover rate	0%[3]	0%	59%	20%	0%	0%

*	Financial information from September 30, 2015 through November 8, 2019 is for the Equinox Aspect Core Diversified Strategy Fund, which was reorganized into the AXS Aspect Core Diversified Strategy Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[3]	Not annualized.
[4]	Annualized.
[5]	If expenses not included in the expense cap had been excluded, the expense ratios would have been lower by 0.02% for the year ended September 30, 2020.
[6]	If interest expense had been excluded, the expense ratios would have been lower by 0.01% for the six months ending March 31, 2021 and 0%, 0%, 0%, 0% and 0% for the years ended September 30, 2020, 2019, 2018, 2017 and 2016, respectively.

See accompanying Notes to Consolidated Financial Statements.

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2021 (Unaudited)
		For the Year Ended September 30,

		2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.05	$9.45	$9.20	$9.27	$9.99	$10.72
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	0.02	0.07	(0.03)	(0.09)	(0.12)
Net realized and unrealized gain (loss)	0.35	(0.35)	0.18	(0.04)	(0.51)	(0.04)
Total from investment operations	0.32	(0.33)	0.25	(0.07)	(0.60)	(0.16)

Less Distributions:
From net investment income	-	(0.75)	-	-	(0.12)	(0.14)
From net realized gain	-	-	-	-	-	(0.43)
From return of capital	-	(0.32)	-	-	-	-
Total distributions	-	(1.07)	-	-	(0.12)	(0.57)

Net asset value, end of period	$8.37	$8.05	$9.45	$9.20	$9.27	$9.99

Total return[2]	3.98%[3]	(3.62)%	2.72%	(0.76)%	(6.05)%	(1.54)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,814	$19,638	$19,317	$33,838	$31,991	$33,464

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.53%[4,6]	2.36%[5]	2.10%	1.89%	2.18%	2.06%
After fees waived and expenses absorbed	1.46%[4,6]	1.47%[5]	1.45%	1.45%	1.45%	1.45%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.91)%[4,6]	(0.62)%	0.19%	(0.77)%	(1.69)%	(1.81)%
After fees waived and expenses absorbed	(0.83)%[4,6]	0.27%	0.84%	(0.33)%	(0.96)%	(1.20)%

Portfolio turnover rate	0%[3]	0%	59%	20%	0%	0%

*	Financial information from September 30, 2015 through November 8, 2019 is for the Equinox Aspect Core Diversified Strategy Fund, which was reorganized into the AXS Aspect Core Diversified Strategy Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If expenses not included in the expense cap had been excluded, the expense ratios would have been lower by 0.02% for the year ended September 30, 2020.
[6]	If interest expense had been excluded, the expense ratios would have been lower by 0.01% for the six months ending March 31, 2021 and 0%, 0%, 0%, 0% and 0% for the years ended September 30, 2020, 2019, 2018, 2017 and 2016, respectively.

See accompanying Notes to Consolidated Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2021 (Unaudited)
		For the Year Ended September 30,

		2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.42	$11.26	$12.54	$11.77	$11.90	$11.88
Income from Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.02)	0.03	(0.11)	(0.10)	(0.11)
Net realized and unrealized gain (loss)	2.45	(1.45)	(1.21)	0.88	(0.03)	0.13
Total from investment operations	2.38	(1.47)	(1.18)	0.77	(0.13)	0.02

Less Distributions:
From net investment income	-	(0.37)	(0.05)	-	-	-
From net realized gain	-	-	(0.05)	-	-	-
Total distributions	-	(0.37)	(0.10)	-	-	-

Net increase from payment by affiliates (Note 3)	-	0.00 [2]	-	-	-	-

Net asset value, end of period	$11.80	$9.42	$11.26	$12.54	$11.77	$11.90

Total return[3]	25.27%[4]	(13.31)%	(9.40)%	6.54%	(1.09)%	0.17%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,909	$3,376	$5,048	$5,799	$1,181	$3,678

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	3.39%[6]	2.35%	2.24%	2.04%	1.86%	1.43%
After fees waived and expenses absorbed[5]	2.10%[6]	2.12%	2.10%	2.10%	1.42%	1.36%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.51)%[6]	(0.44)%	0.11%	(0.84)%	(1.32)%	(1.03)%
After fees waived and expenses absorbed	(1.22)%[6]	(0.21)%	0.25%	(0.90)%	(0.88)%	(0.96)%

Portfolio turnover rate	0%[4]	0%	36%	13%	0%	0%

*	Financial information from September 30, 2015 through November 8, 2019 is for the Equinox Chesapeake Strategy Fund, which was reorganized into the AXS Chesapeake Strategy Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	If reorganizational costs and interest expense had been excluded, the expense ratios would have been lower by 0% for the six months ending March 31, 2021 and 0.02%, 0%, 0%, 0% and 0.01% for the years ended September 30, 2020, 2019, 2018, 2017 and 2016, respectively.
[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2021 (Unaudited)
		For the Year Ended September 30,

		2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.21	$10.98	$12.26	$11.59	$11.81	$11.87
Income from Investment Operations:
Net investment loss[1]	(0.10)	(0.10)	(0.05)	(0.20)	(0.19)	(0.20)
Net realized and unrealized gain (loss)	2.38	(1.41)	(1.18)	0.87	(0.03)	0.14
Total from investment operations	2.28	(1.51)	(1.23)	0.67	(0.22)	(0.06)

Less Distributions:
From net investment income	-	(0.26)	-	-	-	-
From net realized gain	-	-	(0.05)	-	-	-
Total distributions	-	(0.26)	(0.05)	-	-	-

Net increase from payment by affiliates (Note 3)	-	0.00 [2]	-	-	-	-

Net asset value, end of period	$11.49	$9.21	$10.98	$12.26	$11.59	$11.81

Total return[3]	24.76%[4]	(13.96)%	(10.04)%	5.78%	(1.86)%	(0.51)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$372	$309	$592	$931	$514	$359

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	4.14%[6]	3.10%	2.99%	2.81%	2.90%	2.16%
After fees waived and expenses absorbed[5]	2.85%[6]	2.87%	2.85%	2.85%	2.24%	2.11%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(3.26)%[6]	(1.19)%	(0.63)%	(1.61)%	(2.34)%	(1.75)%
After fees waived and expenses absorbed	(1.97)%[6]	(0.96)%	(0.49)%	(1.65)%	(1.68)%	(1.70)%

Portfolio turnover rate	0%[4]	0%	36%	13%	0%	0%

*	Financial information from September 30, 2015 through November 8, 2019 is for the Equinox Chesapeake Strategy Fund, which was reorganized into the AXS Chesapeake Strategy Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If reorganizational costs and interest expense had been excluded, the expense ratios would have been lower by 0% for the six months ending March 31, 2021 and 0.02%, 0%, 0%, 0% and 0.01% for the years ended September 30, 2020, 2019, 2018, 2017 and 2016, respectively.
[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

AXS Chesapeake Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2021 (Unaudited)
		For the Year Ended September 30,

		2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.50	$11.35	$12.65	$11.83	$11.93	$11.88
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	0.00 [2]	0.05	(0.08)	(0.08)	(0.09)
Net realized and unrealized gain (loss)	2.46	(1.45)	(1.22)	0.90	(0.02)	0.14
Total from investment operations	2.41	(1.45)	(1.17)	0.82	(0.10)	0.05

Less Distributions:
From net investment income	-	(0.40)	(0.08)	-	-	-
From net realized gain	-	-	(0.05)	-	-	-
Total distributions	-	(0.40)	(0.13)	-	-	-

Net increase from payment by affiliates (Note 3)	-	0.00 [2]	-	-	-	-

Net asset value, end of period	$11.91	$9.50	$11.35	$12.65	$11.83	$11.93

Total return[3]	25.37%[4]	(13.07)%	(9.23)%	6.93%	(0.84)%	0.42%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,800	$11,955	$90,105	$158,876	$51,427	$58,438

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	3.14%[6]	2.10%	1.98%	1.81%	1.87%	1.18%
After fees waived and expenses absorbed[5]	1.85%[6]	1.87%	1.85%	1.85%	1.24%	1.11%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.26)%[6]	(0.19)%	0.36%	(0.56)%	(1.31)%	(0.81)%
After fees waived and expenses absorbed	(0.97)%[6]	0.04%	0.49%	(0.60)%	(0.68)%	(0.74)%

Portfolio turnover rate	0%[4]	0%	36%	13%	0%	0%

*	Financial information from September 30, 2015 through November 8, 2019 is for the Equinox Chesapeake Strategy Fund, which was reorganized into the AXS Chesapeake Strategy Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If reorganizational costs and interest expense had been excluded, the expense ratios would have been lower by 0% for the six months ending March 31, 2021 and 0.02%, 0%, 0%, 0% and 0.01% for the years ended September 30, 2020, 2019, 2018, 2017 and 2016, respectively.
[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2021 (Unaudited)
		For the Year Ended September 30,

		2020	2019	2018	2017	2016
Net asset value, beginning of period	$6.07	$9.24	$8.08	$8.05	$8.82	$9.57
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.04)	0.02	(0.08)	(0.12)	(0.07)
Net realized and unrealized gain (loss)	(0.01)	(2.05)	1.14	0.11	(0.36)	0.44
Total from investment operations	(0.06)	(2.09)	1.16	0.03	(0.48)	0.37

Less Distributions:
From net investment income	-	(1.02)	-	-	(0.11)	(1.11)
From net realized gain	-	-	-	-	(0.04)	(0.01)
From return of capital	-	(0.06)	-	-	(0.14)	-
Total distributions	-	(1.08)	-	-	(0.29)	(1.12)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$6.01	$6.07	$9.24	$8.08	$8.05	$8.82

Total return[3]	(0.99)%[4]	(25.22)%	14.36%	0.37%	(5.67)%	4.48%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,302	$13,632	$33,150	$31,434	$72,169	$116,245

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.18%[5]	2.02%	1.91%	1.93%	1.97%	2.00%
After fees waived and expenses absorbed	1.95%[5]	1.94%	1.94%	1.95%	1.95%	1.88%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.82)%[5]	(0.62)%	0.24%	(0.99)%	(1.48)%	(0.93)%
After fees waived and expenses absorbed	(1.59)%[5]	(0.54)%	0.21%	(1.01)%	(1.46)%	(0.81)%

Portfolio turnover rate	0%[4]	15%	11%	75%	78%	20%

*	Financial information from September 30, 2015 through January 24, 2020 is for the Equinox MutualHedge Futures Strategy Fund, which was reorganized into the AXS Managed Futures Strategy Fund as of the close of business on January 24, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2021 (Unaudited)
		For the Year Ended September 30,

		2020	2019	2018	2017	2016
Net asset value, beginning of period	$5.73	$8.77	$7.72	$7.75	$8.50	$9.26
Income from Investment Operations:
Net investment loss[1]	(0.07)	(0.09)	(0.04)	(0.13)	(0.18)	(0.14)
Net realized and unrealized gain (loss)	(0.02)	(1.95)	1.09	0.10	(0.35)	0.43
Total from investment operations	(0.09)	(2.04)	1.05	(0.03)	(0.53)	0.29

Less Distributions:
From net investment income	-	(0.94)	-	-	(0.04)	(1.04)
From net realized gain	-	-	-	-	(0.04)	(0.01)
From return of capital	-	(0.06)	-	-	(0.14)	-
Total distributions	-	(1.00)	-	-	(0.22)	(1.05)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$5.64	$5.73	$8.77	$7.72	$7.75	$8.50

Total return[3]	(1.57)%[4]	(25.80)%	13.60%	(0.39)%	(6.41)%	3.69%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,169	$10,945	$20,892	$27,921	$32,203	$45,572

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.93%[5]	2.77%	2.66%	2.68%	2.73%	2.75%
After fees waived and expenses absorbed	2.70%[5]	2.69%	2.69%	2.70%	2.70%	2.63%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(2.57)%[5]	(1.37)%	(0.51)%	(1.67)%	(2.24)%	(1.69)%
After fees waived and expenses absorbed	(2.34)%[5]	(1.29)%	(0.54)%	(1.69)%	(2.21)%	(1.57)%

Portfolio turnover rate	0%[4]	15%	11%	75%	78%	20%

*	Financial information from June 30, 2015 through January 24, 2020 is for the Equinox MutualHege Strategy Fund, which was reorganized into the AXS Managed Futures Strategy Fund as of the close of business on January 24, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge "(CDSC)" of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the Sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

AXS Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2021 (Unaudited)
		For the Year Ended September 30,

		2020	2019	2018	2017	2016
Net asset value, beginning of period	$6.16	$9.36	$8.16	$8.12	$8.89	$9.64
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.02)	0.04	(0.05)	(0.10)	(0.05)
Net realized and unrealized gain (loss)	(0.02)	(2.08)	1.16	0.09	(0.36)	0.45
Total from investment operations	(0.06)	(2.10)	1.20	0.04	(0.46)	0.40

Less Distributions:
From net investment income	-	(1.04)	-	-	(0.13)	(1.14)
From net realized gain	-	-	-	-	(0.04)	(0.01)
From return of capital	-	(0.06)	-	-	(0.14)	-
Total distributions	-	(1.10)	-	-	(0.31)	(1.15)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$6.10	$6.16	$9.36	$8.16	$8.12	$8.89

Total return[3]	(0.97)%[4]	(25.01)%	14.71%	0.49%	(5.37)%	4.73%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$43,814	$91,638	$200,948	$202,274	$152,690	$159,985

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.93%[5]	1.77%	1.66%	1.67%	1.74%	1.74%
After fees waived and expenses absorbed	1.70%[5]	1.69%	1.69%	1.70%	1.70%	1.63%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.57)%[5]	(0.37)%	0.49%	(0.59)%	(1.26)%	(0.70)%
After fees waived and expenses absorbed	(1.34)%[5]	(0.29)%	0.46%	(0.62)%	(1.22)%	(0.59)%

Portfolio turnover rate	0%[4]	15%	11%	75%	78%	20%

*	Financial information from September 30, 2015 through January 24, 2020 is for the Equinox MutualHedge Futures Strategy Fund, which was reorganized into the AXS Managed Futures Strategy Fund as of the close of business on January 24, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

AXS Multi-Strategy Alternatives Fund

FINANCIAL HIGHLIGHTS

Class R-1*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2021	For the Period May 1, 2020 through September 30,	For the Year Ended April 30,
	(Unaudited)	2020**	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.12	$9.95	$11.49	$13.28	$12.80	$11.56	$12.57
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.03)	(0.03)	- [2]	0.03	0.04	(0.04)
Net realized and unrealized gain (loss)	1.92	1.20	(1.41)	0.61	2.15	1.64	(0.90)
Total from investment operations	1.87	1.17	(1.44)	0.61	2.18	1.68	(0.94)

Less Distributions:
From net investment income	-	-	-	-	(0.05)	-	(0.02)
From net realized gain	-	-	(0.10)	(2.40)	(1.65)	(0.44)	(0.05)
Total distributions	-	-	(0.10)	(2.40)	(1.70)	(0.44)	(0.07)

Net asset value, end of period	$12.99	$11.12	$9.95	$11.49	$13.28	$12.80	$11.56

Total return[3]	16.91%[5]	11.76%[5]	(12.66)%[4]	5.34%	17.25%	14.70%	(7.50)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,091	$12,941	$14,586	$97,281	$84,790	$81,999	$83,291

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.04%[6]	1.66%[6]	1.58%	1.68%	1.64%	1.62%	1.55%
After fees waived and expenses absorbed	1.68%[6]	1.66%[6]	1.58%	1.68%	1.64%	1.62%	1.55%

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.19)%[6]	(0.75)%[6]	(0.30)%	(0.02)%	0.24%	0.31%	(0.30)%
After fees waived and expenses absorbed	(0.83)%[6]	(0.75)%[6]	(0.30)%	(0.02)%	0.24%	0.31%	(0.30)%

Portfolio turnover rate	261%[5]	193%[5]	727%	838%	534%	318%	437%

*	Financial information from April 30, 2015 through October 18, 2019 is for the KCM Macro Trends Fund, which was reorganized into the AXS Multi-Strategy Alternatives Fund as of the close of business on October 18, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.

**	Fiscal year end changed to September 30, effective May 1, 2020.

[1]	Based on average daily shares outstanding for the period.

[2]	Amount represents less than $0.005 per share.

[3]	Total returns are historic in nature and assume the reinvestment of all dividends and capital gain distributions if any.

[4]	A predecessor affiliate reimbursed the Fund $43,948 for losses on pricing error. The payment had a positive 0.09% impact to the total return.

[5]	Not annualized.

[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

AXS Multi-Strategy Alternatives Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2021	For the Period May 1, 2020 through September 30,	For the Year Ended April 30,			For the Period March 20, 2017** through
	(Unaudited)	2020***	2020	2019	2018	April 30, 2017
Net asset value, beginning of period	$11.16	$9.97	$11.53	$13.28	$12.80	$12.77
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.02)	- [2]	0.02	0.04	- [2]
Net realized and unrealized gain (loss)	1.92	1.21	(1.41)	0.63	2.18	0.03
Total from investment operations	1.88	1.19	(1.41)	0.65	2.22	0.03

Less Distributions:
From net investment income	-	-	(0.05)	-	(0.09)	-
From net realized gain	-	-	(0.10)	(2.40)	(1.65)	-
Total distributions	-	-	(0.15)	(2.40)	(1.74)	-

Net asset value, end of period	$13.04	$11.16	$9.97	$11.53	$13.28	$12.80

Total return[3]	16.94%[4]	11.94%[4]	(12.43)%[7]	5.65%	17.49%	0.23%[4]

Ratios and Supplemental Data:
Net assets, end of period[6]	$8,854,501	$49,924,822	$43,876,547	$467,278	$563,187	$15

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.79%[5]	1.41%[5]	1.31%	1.51%	1.63%	1.37%[5]
After fees waived and expenses absorbed	1.51%[5]	1.41%[5]	1.31%	1.51%	1.63%	1.37%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.94)%[5]	(0.50)%[5]	(0.03)%	0.18%	0.31%	0.00%[5]
After fees waived and expenses absorbed	(0.66)%[5]	(0.50)%[5]	(0.03)%	0.18%	0.31%	0.00%[5]

Portfolio turnover rate	261%[4]	193%[4]	727%	838%	534%	318%[4]

*	Financial information from March 20, 2017 through October 18, 2019 is for the KCM Macro Trends Fund, which was reorganized into the AXS Multi-Strategy Alternatives Fund as of the close of business on October 18, 2019. On October 21, 2019, Institutional Class shares were re-designated into Class I Shares. See Note 1 in the accompanying Notes to Consolidated Financial Statements.

**	Commencement of operations.

***	Fiscal year end changed to September 30, effective May 1, 2020.

[1]	Based on average daily shares outstanding for the period.

[2]	Amount represents less than $0.005 per share.

[3]	Total returns are historic in nature and assume the reinvestment of all dividends and capital gain distributions if any.

[4]	Not annualized.

[5]	Annualized.

[6]	Amount is actual; not presented in thousands.

[7]	Payment by a predecessor affiliate had no impact to the total return (Note 3).

See accompanying Notes to Consolidated Financial Statements.

AXS Sustainable Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period
October 17, 2020*
through
March 31, 2021
(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income [1]	0.22
Net realized and unrealized gain	0.32
Total from investment operations	0.54

Less Distributions:
From net investment income	(0.23)
Total distributions	(0.23)

Net asset value, end of period	$10.31

Total return [2]	5.46%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$53,325

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.12%[4]
After fees waived and expenses absorbed	0.99%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	4.51%[4]
After fees waived and expenses absorbed	4.64%[4]

Portfolio turnover rate	69%[3]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

AXS Thomson Reuters Private Equity Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended September 30,
	March 31, 2021
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$14.05	$12.70	$13.97	$11.83	$10.28	$9.28
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	0.03	0.06	0.04	0.06	0.03
Net realized and unrealized gain (loss)	3.46	1.32	(0.46)	2.66	1.64	1.41
Total from investment operations	3.44	1.35	(0.40)	2.70	1.70	1.44

Less Distributions:
Return of capital	-	-	(0.02)	-	-	-
From net investment income	-	-	-	(0.22)	-	(0.44)
From net realized gain	(0.67)	-	(0.85)	(0.35)	(0.15)	-
Total distributions	(0.67)	-	(0.87)	(0.57)	(0.15)	(0.44)

Redemption fee proceeds[1]	-	- [2]	- [2]	0.01	-	-

Net asset value, end of period	$16.82	$14.05	$12.70	$13.96	$11.83	$10.28

Total return[3]	24.75%[4]	10.63%	(1.99)%	23.41%	16.71%	15.72%

Ratios and Supplemental Data:
Net assets, end of period	$269,033	$237,027	$1,722,198	$1,123,625	$727,863	$24,844

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.17%[5]	1.94%	2.05%	2.05%	2.06%	1.87%
After fees waived and expenses absorbed	1.80%[5]	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.56)%[5]	0.04%	0.23%	0.03%	0.19%	0.21%
After fees waived and expenses absorbed	(0.19)%[5]	0.23%	0.53%	0.33%	0.50%	0.33%

Portfolio turnover rate	45%[4]	78%	72%	38%	48%	53%

*	Financial information from October 1, 2015 through November 20, 2020 is for the Leland Thomson Reuters Private Equity Buyout Index Fund, which was reorganized into the AXS Thomson Reuters Private Equity Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.

[1]	Based on average daily shares outstanding for the period.

[2]	Amount represents less than $0.005 per share.

[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.

[4]	Not annualized.

[5]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

AXS Thomson Reuters Private Equity Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended September 30,
	March 31, 2021
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.67	$12.46	$13.82	$11.71	$10.26	$9.28
Income from Investment Operations:
Net investment loss[1]	(0.07)	(0.07)	(0.03)	(0.05)	(0.04)	(0.05)
Net realized and unrealized gain (loss)	3.36	1.28	(0.46)	2.63	1.64	1.47 [2]
Total from investment operations	3.29	1.21	(0.49)	2.58	1.60	1.42

Less Distributions:
Return of capital	-	-	(0.02)	-	-	-
From net investment income	-	-	-	(0.12)	-	(0.44)
From net realized gain	(0.67)	-	(0.85)	(0.35)	(0.15)	-
Total distributions	(0.67)	-	(0.87)	(0.47)	(0.15)	(0.44)

Redemption fee proceeds[1]	-	- [3]	- [3]	-	-	-

Net asset value, end of period	$16.29	$13.67	$12.46	$13.82	$11.71	$10.26

Total return[4]	24.16%[5]	9.71%	(2.70)%	22.42%	15.76%	15.49%

Ratios and Supplemental Data:
Net assets, end of period	$1,348,374	$1,084,258	$500,680	$664,524	$109,775	$94,823

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.92%[6]	2.69%	2.80%	2.80%	2.81%	2.62%
After fees waived and expenses absorbed	2.55%[6]	2.50%	2.50%	2.50%	2.50%	2.50%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.31)%[6]	(0.71)%	(0.52)%	(0.70)%	(0.67)%	(0.66)%
After fees waived and expenses absorbed	(0.94)%[6]	(0.52)%	(0.22)%	(0.40)%	(0.36)%	(0.54)%

Portfolio turnover rate	45%[5]	78%	72%	38%	48%	53%

*	Financial information from October 1, 2015 through November 20, 2020 is for the Leland Thomson Reuters Private Equity Buyout Index Fund, which was reorganized into the AXS Thomson Reuters Private Equity Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.

[1]	Based on average daily shares outstanding for the period.

[2]	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

[3]	Amount represents less than $0.005 per share.

[4]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the Sales charge was included, total returns would be lower.

[5]	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

[5]	Not annualized.

[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

AXS Thomson Reuters Private Equity Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended September 30,
	March 31, 2021
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$14.20	$12.81	$14.05	$11.88	$10.30	$9.29
Income from Investment Operations:
Net investment income[1]	- [2]	0.06	0.09	0.08	0.08	0.07
Net realized and unrealized gain (loss)	3.50	1.33	(0.46)	2.68	1.65	1.38
Total from investment operations	3.50	1.39	(0.37)	2.76	1.73	1.45

Less Distributions:
Return of capital	-	-	(0.02)	-	-	-
From net investment income	-	-	-	(0.24)	-	(0.44)
From net realized gain	(0.67)	-	(0.85)	(0.35)	(0.15)	-
Total distributions	(0.67)	-	(0.87)	(0.59)	(0.15)	(0.44)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	-

Net asset value, end of period	$17.03	$14.20	$12.81	$14.05	$11.88	$10.30

Total return[3]	24.91%[4]	10.85%	(1.75)%	23.71%	16.98%	15.94%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,469	$21,073	$17,336	$18,108	$9,884	$6,835

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.92%[5]	1.69%	1.80%	1.80%	1.81%	1.62%
After fees waived and expenses absorbed	1.55%[5]	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.31)%[5]	0.29%	0.48%	0.29%	0.39%	0.59%
After fees waived and expenses absorbed	0.06%[5]	0.48%	0.78%	0.59%	0.70%	0.71%

Portfolio turnover rate	45%[4]	78%	72%	38%	48%	53%

*	Financial information from October 1, 2015 through November 20, 2020 is for the Leland Thomson Reuters Private Equity Buyout Index Fund, which was reorganized into the AXS Thomson Reuters Private Equity Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.

[1]	Based on average daily shares outstanding for the period.

[2]	Amount represents less than $0.005 per share.

[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

AXS Thomson Reuters Venture Capital Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended September 30,
	March 31, 2021
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$31.14	$18.26	$19.88	$14.73	$11.50	$10.42
Income from Investment Operations:
Net investment loss[1]	(0.16)	(0.18)	(0.09)	(0.15)	(0.10)	(0.03)
Net realized and unrealized gain (loss)	5.58	13.04	(0.45)	6.87	3.77	2.05
Net increase from payment by affiliates (Note 3)	- [2]	-	-	-	-	-
Total from investment operations	5.42	12.86	(0.54)	6.72	3.67	2.02

Less Distributions:
From net investment income	-	-	-	(0.36)	-	(0.34)
From net realized gain	(5.41)	-	(1.08)	(1.23)	(0.44)	(0.60)
Total distributions	(5.41)	-	(1.08)	(1.59)	(0.44)	(0.94)

Redemption fee proceeds[1]	0.01	0.02	- [2]	0.02	-	-

Net asset value, end of period	$31.16	$31.14	$18.26	$19.88	$14.73	$11.50

Total return[3]	18.17%[4]	70.54%	(1.84)%	49.63%	33.24%	19.37%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$79,947	$82,691	$37,779	$41,820	$1,519	$314

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.88%[5]	1.89%	2.06%	1.99%	1.99%	1.83%
After fees waived and expenses absorbed	1.77%[5]	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.11)%[5]	(0.90)%	(0.83)%	(1.06)%	(0.96)%	(0.42)%
After fees waived and expenses absorbed	(1.00)%[5]	(0.76)%	(0.52)%	(0.82)%	(0.72)%	(0.34)%

Portfolio turnover rate	68%[4]	115%	115%	47%	88%	256%

*	Financial information from October 1, 2015 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS Thomson Reuters Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.

[1]	Based on average daily shares outstanding for the period.

[2]	Amount represents less than $0.005 per share.

[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.

[4]	Not annualized.

[5]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

AXS Thomson Reuters Venture Capital Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended September 30,
	March 31, 2021
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$29.98	$17.71	$19.46	$14.52	$11.43	$10.43
Income from Investment Operations:
Net investment loss[1]	(0.26)	(0.34)	(0.22)	(0.28)	(0.20)	(0.11)
Net realized and unrealized gain (loss)	5.35	12.60	(0.45)	6.78	3.73	2.05
Net increase from payment by affiliates (Note 3)	- [2]	-	-	-	-	-
Total from investment operations	5.09	12.26	(0.67)	6.50	3.53	1.94

Less Distributions:
From net investment income	-	-	-	(0.34)	-	(0.34)
From net realized gain	(5.41)	-	(1.08)	(1.23)	(0.44)	(0.60)
Total distributions	(5.41)	-	(1.08)	(1.57)	(0.44)	(0.94)

Redemption fee proceeds[1]	0.01	0.01	- [2]	0.01	-	-

Net asset value, end of period	$29.67	$29.98	$17.71	$19.46	$14.52	$11.43

Total return[3]	17.74%[4]	69.28%	(2.59)%	48.59%	32.19%	18.63%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,367	$11,205	$5,315	$6,198	$98	$28

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.63%[5]	2.64%	2.81%	2.74%	2.74%	2.58%
After fees waived and expenses absorbed	2.52%[5]	2.50%	2.50%	2.50%	2.50%	2.50%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.86)%[5]	(1.64)%	(1.58)%	(1.81)%	(1.74)%	(1.16)%
After fees waived and expenses absorbed	(1.75)%[5]	(1.50)%	(1.27)%	(1.57)%	(1.50)%	(1.08)%

Portfolio turnover rate	68%[4]	115%	115%	47%	88%	256%

*	Financial information from October 1, 2015 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS Thomson Reuters Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.

[1]	Based on average daily shares outstanding for the period.

[2]	Amount represents less than $0.005 per share.

[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the Sales charge was included, total returns would be lower.

[4]	Not annualized.

[5]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

AXS Thomson Reuters Venture Capital Return Tracker Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended September 30,
	March 31, 2021
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$31.45	$18.40	$19.97	$14.79	$11.51	$10.44
Income from Investment Operations:
Net investment loss[1]	(0.12)	(0.12)	(0.05)	(0.10)	(0.06)	(0.02)
Net realized and unrealized gain (loss)	5.64	13.16	(0.44)	6.88	3.78	2.04
Net increase from payment by affiliates (Note 3)	- [2]	-	-	-	-	-
Total from investment operations	5.52	13.04	(0.49)	6.78	3.72	2.02

Less Distributions:
From net investment income	-	-	-	(0.37)	-	(0.35)
From net realized gain	(5.41)	-	(1.08)	(1.23)	(0.44)	(0.60)
Total distributions	(5.41)	-	(1.08)	(1.60)	(0.44)	(0.95)

Redemption fee proceeds[1]	0.01	0.01	- [2]	- [2]	-	- [2]

Net asset value, end of period	$31.57	$31.45	$18.40	$19.97	$14.79	$11.51

Total return[3]	18.33%[4]	70.92%	(1.57)%	49.75%	33.66%	19.44%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$161,950	$148,199	$59,881	$54,377	$12,191	$13,474

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.63%[5]	1.64%	1.81%	1.74%	1.74%	1.58%
After fees waived and expenses absorbed	1.52%[5]	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.86)%[5]	(0.66)%	(0.59)%	(0.78)%	(0.72)%	(0.21)%
After fees waived and expenses absorbed	(0.75)%[5]	(0.52)%	(0.28)%	(0.54)%	(0.48)%	(0.13)%

Portfolio turnover rate	68%[4]	115%	115%	47%	88%	256%

*	Financial information from October 1, 2015 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS Thomson Reuters Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.

[1]	Based on average daily shares outstanding for the period.

[2]	Amount represents less than $0.005 per share.

[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

Note 1 – Organization

AXS Alternative Growth Fund (the “Alternative Growth Fund”), AXS Aspect Core Diversified Strategy Fund (the “Aspect Core Diversified Strategy Fund”), AXS Chesapeake Strategy Fund (the “Chesapeake Strategy Fund”), AXS Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”), AXS Multi-Strategy Alternatives Fund (the “Multi-Strategy Alternatives Fund”), AXS Sustainable Income Fund (the “Sustainable Income Fund”), AXS Thomson Reuters Private Equity Return Tracker Fund (the “Thomson Reuters Private Equity Return Tracker Fund”) and AXS Thomson Reuters Venture Capital Return Tracker Fund (the “Thomson Reuters Venture Capital Return Tracker Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund, other than the Alternative Growth Fund, the Multi-Strategy Alternatives Fund, and the Sustainable Income Fund, is authorized to, and currently offers three classes of shares, Class A, Class C, and Class I. The Alternative Growth Fund currently offers two classes of shares, Class A and Class I. The Multi-Strategy Alternatives Fund currently offers two classes of shares, Class R-1 and Class I. The Sustainable Income Fund currently offers one class of shares, Class I. Class A Shares of the Sustainable Income Fund are not currently available.

The Alternative Growth Fund’s investment objective is to seek to achieve returns and volatility comparable to the S&P 500® Total Return Index, while seeking to avoid the full impact of downside risk. Effective July 1, 2020, the Alternative Growth Fund changed fiscal year end from June 30th to September 30th.

The Alternative Growth Fund commenced investment operations on November 11, 2019 with Class A shares and Class I shares. Prior to that date, the Alternative Growth Fund acquired the assets and assumed the liabilities of the Equinox Ampersand Strategy Fund (the "Alternative Growth Predecessor Fund"), a series of Equinox Funds Trust, which offered two classes of shares, Class A shares and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on June 14, 2019, by the Board of Equinox Funds Trust on July 1, 2019, and by beneficial owners of the Alternative Growth Predecessor Fund on October 17, 2019. The tax-free reorganization was accomplished on November 8, 2019. As a result of the reorganization, the Alternative Growth Fund assumed the performance and accounting history of the Alternative Growth Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Alternative Growth Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Alternative Growth Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	146,943	$1,754,296
Class I	1,488,202	$18,014,396

The net unrealized appreciation of investments transferred was $653,641 as of the date of the acquisition.

The Aspect Core Diversified Strategy Fund’s investment objective is to achieve long term capital appreciation.

The Aspect Core Diversified Strategy Fund commenced investment operations on November 11, 2019 with Class A shares, Class C Shares and Class I shares. Prior to that date, the Aspect Core Diversified Strategy Fund acquired the assets and assumed the liabilities of the Equinox Aspect Core Diversified Strategy Fund (the “Aspect Core Diversified Strategy Predecessor Fund”), a series of Equinox Funds Trust, which offered three class of shares, Class A, Class C, and Class I shares. On October 15, 2019, beneficial owners of the Aspect Core Diversified Strategy Predecessor Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the AXS Aspect Core Diversified Strategy Fund. The Plan of Reorganization was approved by the Trust’s Board on June 14, 2019 and by the Equinox Funds Trust Board on July 1, 2019. The tax-free reorganization was accomplished on November 8, 2019. As a result of the reorganization, the Aspect Core Diversified Strategy Fund assumed the performance and accounting history of the Aspect Core Diversified Strategy Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Aspect Core Diversified Strategy Predecessor Fund Predecessor Fund.

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Aspect Core Diversified Strategy Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	78,751	$722,915
Class C	365,100	$3,238,610
Class I	2,041,750	$18,804,907

The net unrealized appreciation of investments transferred was $27,284 as of the date of the acquisition.

The Chesapeake Strategy Fund’s investment objective is to achieve long-term capital appreciation.

The Chesapeake Strategy Fund commenced investment operations on November 11, 2019 with Class A shares, Class C Shares and Class I shares. Prior to that date, the Chesapeake Strategy Fund acquired the assets and assumed the liabilities of the Equinox Chesapeake Strategy Fund (the “Chesapeake Strategy Predecessor Fund”), a series of Equinox Funds Trust, which offered three class of shares, Class A, Class C, and Class I shares. On November 6, 2019, beneficial owners of the Chesapeake Strategy Predecessor Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the AXS Chesapeake Strategy Fund. The Plan of Reorganization was approved by the Trust’s Board on June 14, 2019 and by the Equinox Funds Trust Board on July 1, 2019. The tax-free reorganization was accomplished on November 8, 2019. As a result of the reorganization, the Chesapeake Strategy Fund assumed the performance and accounting history of the Chesapeake Strategy Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Chesapeake Strategy Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Chesapeake Strategy Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	455,380	$4,835,786
Class C	52,298	$541,044
Class I	7,369,196	$78,929,398

The net unrealized depreciation of investments transferred was $2,540,824 as of the date of the acquisition.

The Managed Futures Strategy Fund’s investment objective is to seek capital appreciation in both rising and falling (bull and bear) equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500 Index.

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

The Managed Futures Strategy Fund commenced investment operations on January 27, 2020 with Class A shares, Class C shares, and Class I shares. Prior to that date, the Managed Futures Strategy Fund acquired the assets and assumed the liabilities of the Equinox MutualHedge Futures Strategy Fund (the "Managed Futures Strategy Predecessor Fund"), a series of Northern Lights Fund Trust, which offered three classes of shares, Class A shares, Class C shares, and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on June 14, 2019, by the Board of Equinox Funds Trust on June 17, 2019, and by beneficial owners of the Managed Futures Strategy Predecessor Fund on December 20, 2019. The tax-free reorganization was accomplished on January 24, 2020. As a result of the reorganization, the Managed Futures Strategy Fund assumed the performance and accounting history of the Managed Futures Strategy Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Managed Futures Strategy Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Managed Futures Strategy Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	3,732,844	$29,812,110
Class C	2,500,224	18,932,788
Class I	24,003,504	194,134,986

The net unrealized appreciation of investments transferred was $27,079,696 as of the date of the acquisition.

The Multi-Strategy Alternatives Fund’s investment objective is long-term growth of capital. As a secondary goal, the Fund seeks to manage volatility and market risk. Effective May 1, 2020, the Multi-Strategy Alternatives Fund changed fiscal year end from April 30th to September 30th.

The Multi-Strategy Alternatives Fund commenced investment operations on October 21, 2019 with Class R-1 and Class I shares. Prior to that date, the Multi-Strategy Alternatives Fund acquired the assets and assumed the liabilities of the KCM Macro Trends Fund (the "Multi-Strategy Alternatives Predecessor Fund"), a series of Northern Lights Fund Trust, which offered two classes of shares, Class R-1 and Institutional Class, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trusts Board on June 14, 2019, by the Board of Northern Lights Fund Trust on June 17, 2019, and by beneficial owners of the Multi-Strategy Alternatives Predecessor Fund on October 17, 2019. The tax-free reorganization was accomplished on October 18, 2019. Upon closing of the Plan of Reorganization, Institutional Class shares were designated to Class I shares. As a result of the reorganization, the Multi-Strategy Alternatives Fund assumed the performance and accounting history of the Multi-Strategy Alternatives Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Multi-Strategy Alternatives Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Multi-Strategy Alternatives Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class R-1	7,643,433	$84,119,077
Class I	67,002	$740,865

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

The net unrealized appreciation of investments transferred was $2,594,449 as of the date of the acquisition.

The Sustainable Income Fund’s investment objective is to seek to generate current income.

The Sustainable Income Fund commenced investment operations on October 17, 2020 with Class I shares. Prior to that date, its only activity was a transfer of 101,960 newly issued shares of the Fund’s Class I in exchange for the net assets of the SKY Harbor Short Duration High Yield Partners, LP, a Delaware limited liability company (the “Company”) valued at $1,019,596. This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $946,696 (identified cost of investments transferred were $951,387), totaling $1,019,596. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Thomson Reuters Private Equity Return Tracker Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. private equity-backed companies. The Fund’s current benchmark is the Thomson Reuters Private Equity Buyout Index.

The Thomson Reuters Private Equity Return Tracker Fund commenced investment operations on November 21, 2020 with Class A shares, Class C shares, and Class I shares. Prior to that date, the Thomson Reuters Private Equity Return Tracker Fund acquired the assets and assumed the liabilities of the Leland Thomson Reuters Private Equity Buyout Index Fund (the "Thomson Reuters Private Equity Return Tracker Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered three classes of shares, Class A shares, Class C shares, and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on August 6, 2020, by the Board of Northern Lights Fund Trust III on August 5, 2020, and by beneficial owners of the Thomson Reuters Private Equity Return Tracker Predecessor Fund on November 18, 2020. The tax-free reorganization was accomplished on November 20, 2020. As a result of the reorganization, the Thomson Reuters Private Equity Return Tracker Fund assumed the performance and accounting history of the Thomson Reuters Private Equity Return Tracker Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Thomson Reuters Private Equity Return Tracker Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Thomson Reuters Private Equity Return Tracker Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	16,123	$248,292
Class C	79,301	1,187,114
Class I	1,342,937	20,904,719

The net unrealized appreciation of investments transferred was $7,553,217 as of the date of the acquisition.

The Thomson Reuters Venture Capital Return Tracker Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. venture capital-backed companies. The Fund’s current benchmark is the Thomson Reuters Venture Capital Index.

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

The Thomson Reuters Venture Capital Return Tracker Fund commenced investment operations on November 21, 2020 with Class A shares, Class C shares, and Class I shares. Prior to that date, the Thomson Reuters Venture Capital Return Tracker Fund acquired the assets and assumed the liabilities of the Leland Thomson Reuters Venture Capital Index Fund (the " Thomson Reuters Venture Capital Return Tracker Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered three classes of shares, Class A shares, Class C shares, and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on August 6, 2020, by the Board of Northern Lights Fund Trust III on August 5, 2020, and by beneficial owners of the Thomson Reuters Venture Capital Return Tracker Predecessor Fund on November 18, 2020. The tax-free reorganization was accomplished on November 20, 2020. As a result of the reorganization, the Thomson Reuters Venture Capital Return Tracker Fund assumed the performance and accounting history of the Thomson Reuters Venture Capital Return Tracker Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Thomson Reuters Venture Capital Return Tracker Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Thomson Reuters Venture Capital Return Tracker Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	2,543,961	$81,237,729
Class C	382,538	11,745,929
Class I	4,326,594	139,556,985

The net unrealized appreciation of investments transferred was $64,795,988 as of the date of the acquisition.

The shares of each class of each Fund (other than the Sustainable Income Fund which currently only offers one class of shares) represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

(a) Consolidation of Subsidiary

The Alternative Growth Fund may invest up to 25% of its total assets in its subsidiary, AXS Alternative Growth Fund Limited, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the AXS Alternative Growth Fund Limited. All inter-company accounts and transactions have been eliminated in the consolidation for the Alternative Growth Fund. The AXS Alternative Growth Fund Limited is advised by Ampersand Investment Management LLC (“Ampersand” or the “Sub-Advisor”) and acts as an investment vehicle in order to effect certain investments consistent with the Alternative Growth Fund’s investment objectives and policies specified in the Alternative Growth Fund’s prospectus and statement of additional information. The AXS Alternative Growth Fund Limited will generally invest in derivatives, including swaps, and other investments intended to serve as margin or collateral for swap positions. The inception date of the AXS Alternative Growth Fund Limited was June 27, 2018. As of March 31, 2021, total assets of the Alternative Growth Fund were $5,443,629, of which $996,741, or approximately 18.3%, represented the Alternative Growth Fund’s ownership of the shares of the AXS Alternative Growth Fund Limited.

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

The Aspect Core Diversified Strategy Fund may invest up to 25% of its total assets in its subsidiary, Aspect Core Diversified Strategy Fund Limited, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Aspect Core Diversified Strategy Fund include the accounts of the Aspect Core Diversified Strategy Fund Limited. All inter-company accounts and transactions have been eliminated in the consolidation for the Aspect Core Diversified Strategy Fund. The Aspect Core Diversified Strategy Fund Limited is advised by Aspect Capital Limited (“Aspect” or the “Sub-Advisor”) and acts as an investment vehicle in order to effect certain investments consistent with the Aspect Core Diversified Strategy Fund’s investment objectives and policies specified in the Aspect Core Diversified Strategy Fund’s prospectus and statement of additional information. The Aspect Core Diversified Strategy Fund Limited will generally invest in derivatives, including commodity futures, and other investments intended to serve as margin or collateral for derivative positions. The inception date of the Aspect Core Diversified Strategy Fund Limited was November 6, 2014. As of March 31, 2021, total assets of the Aspect Core Diversified Strategy Fund were $19,886,582, of which $318,132, or approximately 1.6%, represented the Aspect Core Diversified Strategy Fund’s ownership of the shares of the Aspect Core Diversified Strategy Fund Limited.

The Chesapeake Strategy Fund may invest up to 25% of its total assets in its subsidiary, AXS Chesapeake Strategy Fund Limited, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Chesapeake Strategy Fund include the accounts of the AXS Chesapeake Strategy Fund Limited. All inter-company accounts and transactions have been eliminated in the consolidation for the Chesapeake Strategy Fund. The AXS Chesapeake Strategy Fund Limited is advised by Chesapeake Investment Management LLC (“Chesapeake” or the “Sub-Advisor”) and acts as an investment vehicle in order to effect certain investments consistent with the Chesapeake Strategy Fund’s investment objectives and policies specified in the Chesapeake Strategy Fund’s prospectus and statement of additional information. The AXS Chesapeake Strategy Fund Limited will generally invest in derivatives, including commodity futures, and other investments intended to serve as margin or collateral for derivative positions. The inception date of the AXS Chesapeake Strategy Fund Limited was April 19, 2012. As of March 31, 2021, total assets of the Chesapeake Strategy Fund were $17,127,738 of which $776,692, or approximately 4.5%, represented the Chesapeake Strategy Fund’s ownership of the shares of the AXS Chesapeake Strategy Fund Limited.

The Managed Futures Strategy Fund may invest up to 25% of its total assets in its subsidiary, AXS Managed Futures Fund Limited, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Managed Futures Strategy Fund include the accounts of the AXS Managed Futures Fund Limited. All inter-company accounts and transactions have been eliminated in the consolidation for the Managed Futures Strategy Fund. The AXS Managed Futures Fund Limited is advised by Ampersand Investment Management LLC (“Ampersand” or the “Sub-Advisor”) and acts as an investment vehicle in order to effect certain investments consistent with the Managed Futures Strategy Fund’s investment objectives and policies specified in the Managed Futures Strategy Fund’s prospectus and statement of additional information. The AXS Managed Futures Fund Limited will generally invest in derivatives, including swaps, and other investments intended to serve as margin or collateral for swap positions. The inception date of the AXS Managed Futures Fund Limited was January 12, 2010. As of March 31, 2021, total assets of the Managed Futures Strategy Fund were $74,206,673, of which $15,110,571 or approximately 20.4%, represented the Managed Futures Strategy Fund’s ownership of the shares of the AXS Managed Futures Fund Limited.

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

For tax purposes, the AXS Alternative Growth Fund Limited, Aspect Core Diversified Strategy Fund Limited, AXS Chesapeake Strategy Fund Limited and AXS Managed Futures Fund Limited are each an exempted Cayman investment company. Each subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, each subsidiary is a Controlled Foreign Corporation (“CFC”) and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, each subsidiary’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Funds’ investment company taxable income.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Total Return Swaps

The Alternative Growth Fund and Managed Futures Strategy Fund are subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. The Funds enter into various swap transactions for investment purposes and to manage interest rate, equity, foreign exchange (currency), or credit risk. These two-party contracts are entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

To help to reduce counterparty risk on the Managed Futures Strategy Fund, the Advisor has the right to reduce the Managed Futures Strategy Fund’s exposure and remove cash from the Managed Futures Strategy Fund’s total return swap with Deutsche Bank AG. This cash holding shall be in excess of $250,000 and may not exceed 40% of the Index exposure in total. The Managed Futures Strategy Fund is charged interest on this cash holding and any amount removed will be offset against the final settlement value of the swap. As of March 31, 2021, the Managed Futures Strategy Fund did not have such cash advance.

The gross returns exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as net change in unrealized appreciation or depreciation in the Consolidated Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statements of Operations. Realized gains and losses from a decrease in the notional value swap are recognized on trade date. Swap agreements may also involve fees, commissions and other costs that may reduce the value of the swap agreement. These costs are not reflected in the Consolidated Statements of Operations, are deducted from the return of any such derivative instrument and, therefore, represent an indirect cost of investment in the Funds.

(e) Equity Swaps (Total Return Swaps)

The Multi-Strategy Alternatives Fund, Thomson Reuters Private Equity Return Tracker Fund and Thomson Reuters Venture Capital Return Tracker Fund may enter into equity swap contracts for hedging or investment purposes. Equity swap contracts may be structured in different ways. The counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating-rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. In these cases, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may agree to pay the other the difference between the relative investment performance that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. When the Fund enters into a “long” equity swap, the counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would have been received on those securities. In return, the Fund will generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Fund’ return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Fund on the notional amount. Alternatively, when the Fund enters into a “short” equity swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Fund sold a particular referenced security or securities short, less the dividend expense that the Fund would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Fund will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested directly in the referenced security or securities.

Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The Fund will segregate cash or liquid assets, enter into offsetting transactions or use other measures permitted by applicable law to “cover” the Fund’ current obligations.

Equity swaps are derivatives and their value can be very volatile. The Fund may engage in total return swaps to gain exposure to securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Advisor does not accurately analyze and predict future market trends, the values or assets or economic factors, the Fund may suffer a loss, which may be substantial. As of March 31, 2021, open swap agreements are shown in the Schedules of Investments.

(f) Futures Contracts

The Funds purchase and sell futures contracts to pursue its investment objective and to gain exposure to, or hedge against, change in the value of equities, interest rates, foreign currency, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

(g) Forward Foreign Currency Contracts

The Aspect Core Diversified Strategy Fund and the Chesapeake Strategy Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Consolidated Statements of Operations.

(h) Short-Term Investments

The Alternative Growth Fund invests a significant amount (31.2% as of March 31, 2021) in the Fidelity Investments Money Market Government Portfolio (“FIGXX”). FIGXX Invests in U.S. Government securities and/or repurchase agreements that are collateralized fully, U.S. Government securities issued by entities that are chartered by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury and investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity and diversification of investments. FIGXX may invest at least 80% of its assets in U.S. Treasury securities and repurchase agreements for those securities.

The Aspect Core Diversified Strategy Fund invests a significant amount (39.6% as of March 31, 2021) in the Fidelity Investments Money Market Treasury Portfolio (“FISXX”). FISXX Invests in U.S. Treasury securities and/or repurchase agreements that are collateralized fully, U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury, and investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity and diversification of investments. FISXX may invest at least 80% of its assets in U.S. Treasury securities and repurchase agreements for those securities.

The Aspect Core Diversified Strategy Fund invests a significant amount (47.3% as of March 31, 2021) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets. Accounting Standards Codification Topic 825, Financial Instruments identifies this situation as a concentration of credit risk requiring disclosure, regardless of degree of risk.  The risk is managed by monitoring the financial institution in which the deposits are made.

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

(i) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds (other than the Sustainable Income Fund which currently only offers one class of shares) are allocated on a pro rata basis to each class of shares relative assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of the fund except where allocation of direct expenses to the fund or an alternative allocation method can be more appropriately made.

(j) Federal Income Tax

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2021, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k) Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

(l) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceed 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay twice a month investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below.

Fund	Investment Advisory Fees	Subsidiary	Investment Advisory Fees
Alternative Growth Fund	0.75%	Alternative Growth Fund Limited	0.75%
Aspect Core Diversified Strategy Fund	1.30%	Aspect Core Diversified Strategy Fund Limited	1.30%
Chesapeake Strategy Fund	1.50%	Chesapeake Strategy Fund Limited	1.50%
Managed Futures Strategy Fund	1.45%	Managed Futures Strategy Fund Limited	1.45%
Multi-Strategy Alternatives Fund	1.00%
Sustainable Income Fund	0.70%
Thomson Reuters Private Equity Return Tracker Fund	1.25%
Thomson Reuters Venture Capital Return Tracker Fund	1.25%

The investment management fees included a management fee paid to the Advisor by each Fund’s subsidiary at an annual rate listed above of the subsidiary’s average daily net assets. The Advisor had contractually agreed, for so long as each Fund invests in each subsidiary, to waive the management fee it received from the Fund in an amount equal to the management fee paid to the Advisor by each subsidiary. This undertaking may not be terminated by the advisor as long as the investment advisory agreement between the Subsidiary and the Advisor is in place unless the Advisor obtains the prior approval of the Fund’s Board of Trustees. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. For the Alternative Growth Fund, the Aspect Core Diversified Strategy Fund, the Chesapeake Strategy Fund, the Managed Futures Strategy Fund, the Multi-Strategy Alternatives Fund and the Sustainable Income Fund, this agreement is effective until January 31, 2022. For the Thomson Reuters Private Equity Return Tracker Fund and the Thomson Reuters Venture Capital Return Tracker Fund, this agreement is effective until November 21, 2022. These agreements may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class.

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

	Total Limit on Annual Operating Expenses
	Class A Shares	Class C Shares	Class I Shares	Class R-1 Shares
Alternative Growth Fund	1.24%	-	0.99%	-
Aspect Core Diversified Strategy Fund	1.70%	2.45%	1.45%	-
Chesapeake Strategy Fund	2.10%	2.85%	1.85%	-
Managed Futures Strategy Fund	1.95%	2.70%	1.70%	-
Multi-Strategy Alternatives Fund	-	-	1.51%	1.68%
Sustainable Income Fund	-	-	0.99%	-
Thomson Reuters Private Equity Return Tracker Fund	1.75%	2.50%	1.50%	-
Thomson Reuters Venture Capital Return Tracker Fund	1.75%	2.50%	1.50%	-

The Advisor has engaged Ampersand Investment Management LLC (the “Ampersand”), a Sub-Advisor, to manage the Alternative Growth Fund and Managed Futures Strategy Fund and pays Ampersand from its advisory fees.

The Advisor has engaged Aspect Capital Limited (“Aspect”), a Sub-Advisor, to manage the Aspect Core Diversified Strategy Fund and pays Aspect from its advisory fees.

The Advisor has engaged Chesapeake Capital Corporation (“Chesapeake”), a Sub-Advisor, to manage the Chesapeake Strategy Fund’s overall investment program, and pays Chesapeake from its advisory fees.

The Advisor has engaged SKY Harbor Capital Management, LLC (“SKY Harbor”), a Sub-Advisor, to manage the Sustainable Income Fund’s overall investment program, and pays SKY Harbor from its advisory fees.

Effective January 19, 2021, Kerns Capital Management, Inc. ("KCM") no longer serves as Sub-Advisor to the Multi-Strategy Alternatives Fund. As of January 19, 2021, the Advisor is responsible for the day-to-day management of the Fund's portfolio.

Prior to the close of business on November 8, 2019, investment advisory services were provided to the Alternative Growth Predecessor Fund, the Aspect Core Diversified Strategy Predecessor Fund, and the Chesapeake Strategy Predecessor Fund by Equinox Institutional Asset Management, LP (“Equinox”), which received investment management fees for their services pursuant to the terms of the investment advisory agreements for the Alternative Growth Predecessor Fund, the Aspect Core Diversified Strategy Predecessor Fund, and the Chesapeake Strategy Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 0.75% of the Alternative Growth Predecessor Fund’s average daily net assets, 1.30% of the Aspect Core Diversified Strategy Predecessor Fund’s average daily net assets, and 1.50% of the Chesapeake Strategy Predecessor Fund’s, average daily net assets. Equinox had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.24% and 0.99% of the average daily net assets of Class A and Class I shares, respectively, of the Alternative Growth Predecessor Fund. Equinox had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.70%, 2.45% and 1.45% of the average daily net assets of Class A, Class C and Class I shares, respectively, of the Aspect Core Diversified Strategy Predecessor Fund. Equinox had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.10%, 2.85% and 1.85% of the average daily net assets of Class A, Class C and Class I shares, respectively, of the Chesapeake Strategy Predecessor Fund.

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Prior to the close of business on January 24, 2020, investment advisory services were provided to the Managed Futures Strategy Predecessor Fund by Equinox, which received investment management fees for their services pursuant to the terms of the investment advisory agreements for the Managed Futures Strategy Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 1.45% of the Managed Futures Strategy Predecessor Fund’s average daily net assets. Equinox had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.95%, 2.70%, and 1.70% of the average daily net assets of Class A, Class C, and Class I shares, respectively, of the Managed Futures Strategy Predecessor Fund.

Prior to the close of business on October 18, 2019, investment advisory services were provided to the Multi-Strategy Alternatives Predecessor Fund by Kerns Capital Management, Inc., which received investment management fees for their services pursuant to the terms of the investment advisory agreements for the Multi-Strategy Alternatives Predecessor Fund. The investment advisory fees, which were computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Prior to the close of business on November 20, 2020, investment advisory services were provided to the Thomson Reuters Private Equity Return Tracker Predecessor Fund and the Thomson Reuters Venture Capital Return Tracker Predecessor Fund by Good Harbor Financial, LLC (“Good Harbor”) which received investment management fees for their services pursuant to the terms of the investment advisory agreements for the Thomson Reuters Private Equity Return Tracker Predecessor Fund and the Thomson Reuters Venture Capital Return Tracker Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 1.25% of the Thomson Reuters Private Equity Return Tracker Predecessor Fund's average daily net assets and 1.25% of the Thomson Reuters Venture Capital Return Tracker Predecessor Fund's average daily net assets. Good Harbor had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50%, and 1.50% of the average daily net assets of Class A, Class C, and Class I shares, respectively, of the Thomson Reuters Private Equity Return Tracker Predecessor Fund and the Thomson Reuters Venture Capital Return Tracker Predecessor Fund.

The Funds’ Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Funds’ expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Funds’ advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

	Alternative Growth Fund	Aspect Core Diversified Strategy Fund	Chesapeake Strategy Fund	Managed Futures Strategy Fund	Multi-Strategy Alternatives fund
June 30, 2023	$121,818	$-	$-	$-	$-
September 30, 2023	69,919	164,898	120,589	120,251	-
September 30, 2024	94,450	102,780	103,606	91,499	46,382
Total	$286,187	$267,678	$224,195	$211,750	$46,382

	Sustainable Income Fund	Thomson Reuters Private Equity Return Tracker Fund	Thomson Reuters Venture Capital Return Tracker Fund
September 30, 2024	$28,827	$31,087	$31,092
Total	$28,827	$31,087	$31,092

Equinox is permitted to seek reimbursement, subject to certain limitations, of fees waived or payments made by Equinox to the Alternative Growth Predecessor Fund prior to the Alternative Growth Predecessor Fund’s reorganization on November 8, 2019, for a period ending three years after the date of the waiver of payment for the Alternative Growth Fund. This reimbursement may be requested from the Alternative Growth Fund if the reimbursement will not cause the Alternative Growth Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first. Any reimbursement of fees waived or payments made by Equinox to the Alternative Growth Predecessor Fund prior to the reorganization must be approved by the Trust’s Board of Trustees. Equinox may recapture all or a portion of this amount no later than June 30 of the years of the dates stated below for the Alternative Growth Fund:

2021	$211,146
2022	231,363
2023	45,463
Total	$487,972

Equinox is permitted to seek reimbursement, subject to certain limitations, of fees waived or payments made by Equinox to the Aspect Core Diversified Strategy Predecessor Fund prior to the Aspect Core Diversified Strategy Predecessor Fund’s reorganization on November 8, 2019, for a period ending three years after the date of the waiver of payment. This reimbursement may be requested from the Aspect Core Diversified Strategy Fund if the reimbursement will not cause the Aspect Core Diversified Strategy Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first. Any reimbursement of fees waived or payments made by Equinox to the Aspect Core Diversified Strategy Predecessor Fund prior to the reorganization must be approved by the Trust’s Board of Trustees. Equinox may recapture all or a portion of this amount no later than September 30 of the years stated below for the Aspect Core Diversified Strategy Fund:

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

2021	$160,460
2022	179,344
2023	22,266
Total	$362,070

Equinox is permitted to seek reimbursement, subject to certain limitations, of fees waived or payments made by Equinox to the Chesapeake Strategy Predecessor Fund prior to the Chesapeake Strategy Predecessor Fund’s reorganization on November 8, 2019, for a period ending three years after the date of the waiver of payment. This reimbursement may be requested from the Chesapeake Strategy Fund if the reimbursement will not cause the Chesapeake Strategy Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first. Any reimbursement of fees waived or payments made by Equinox to the Chesapeake Strategy Predecessor Fund prior to the reorganization must be approved by the Trust’s Board of Trustees. Equinox may recapture all or a portion of this amount no later than September 30 of the years stated below for the Chesapeake Strategy Fund:

2022	$148,881
2023	9,685
Total	$158,566

Good Harbor is permitted to seek reimbursement, subject to certain limitations, of fees waived or payments made by Good Harbor to the Thomson Reuters Private Equity Return Tracker Predecessor Fund and Thomson Reuters Venture Capital Return Tracker Predecessor Fund prior to reorganization on November 20, 2020, for a period ending three years after the date of the waiver of payment. This reimbursement may be requested from the Thomson Reuters Private Equity Return Tracker Fund and Thomson Reuters Venture Capital Return Tracker Fund if the reimbursement will not cause the Thomson Reuters Private Equity Return Tracker’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first. Any reimbursement of fees waived or payments made by Good Harbor to the Thomson Reuters Private Equity Return Tracker Predecessor Fund prior to the reorganization must be approved by the Trust’s Board of Trustees. Good Harbor may recapture all or a portion of this amount no later than September 30 of the years stated below for the Thomson Reuters Private Equity Return Tracker Fund and Thomson Reuters Venture Capital Return Tracker Fund:

Thomson Reuters Private Equity Return Tracker Fund
2021	$46,594
2022	56,758
2023	38,717
2024	10,366
Total	$152,435

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Thomson Reuters Venture Capital Return Tracker Fund
2021	$116,158
2022	307,693
2023	231,346
2024	98,415
Total	$753,612

During the periods ended March 31, 2021, a service provider reimbursed the Thomson Reuters Venture Capital Return Tracker Fund $3,927 for losses from a pricing error. This amount is reported on the Thomson Reuters Venture Capital Return Tracker Fund’s Statements of Operations and Statements of Changes under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

The Multi-Strategy Alternatives Predecessor’s Fund administrator reimbursed the Fund $43,948 for losses incurred by the Fund related to an operational error during the year ended April 30, 2020. The amounts are reported on the Fund’s Statement of Changes under the caption “Capital contribution from a predecessor affiliate".

During the year ended September 30, 2020, the Advisor reimbursed the Chesapeake Strategy Fund $457 for losses from a trade error. This amount is reported on the Chesapeake Strategy Fund’s Statements of Changes under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. Deutsche Bank Trust Company America (“DBTCA”) acts as the custodian with respect to certain collateral arrangements between the Alternative Growth Fund and Managed Futures Strategy Fund and counter-parties. DBTCA also acts as the custodian for the Alternative Growth Fund’s and Managed Futures Strategy Fund’s subsidiaries, Alternative Growth Fund Limited and Managed Futures Strategy Fund Limited, respectively, including certain collateral arrangements between the Subsidiaries and counter-parties.

Prior to the close of business on November 20, 2020, Gemini Fund Services, LLC (“GFS”), an affiliate of Northern Lights Distributors, LLC (“NLD”), served as administrator, fund accountant, and transfer agent to the Thomson Reuters Private Equity Return Tracker Predecessor Fund’s and Thomson Reuters Venture Capital Return Tracker Predecessor Fund and U.S. Bank N.A. served as these Predecessor Funds’ Custodian. These Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the periods ended March 31, 2021, are reported on the Consolidated Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”).

Prior to the close of business on November 20, 2020, NLD served as distributor to the Thomson Reuters Private Equity Return Tracker Predecessor Fund and Thomson Reuters Venture Capital Return Tracker Predecessor Fund.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the periods ended March 31, 2021, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Consolidated Statements of Operations. A portion of the fees were paid by the Trust’s Co-Administrators. Such amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Consolidated Statements of Operations.

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Consolidated Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Consolidated Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to the close of business on November 20, 2020, Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and NLD, served as the CCO to the Thomson Reuters Private Equity Return Tracker Predecessor Fund and Thomson Reuters Venture Capital Return Tracker Predecessor Fund. The Funds’ allocated fees incurred for CCO services for the periods ended March 31, 2021, are reported on the Consolidated Statements of Operations.

Note 4 – Federal Income Taxes

At March 31, 2021, gross unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes were as follows:

	Alternative Growth Fund	Aspect Core Diversified Strategy Fund	Chesapeake Strategy Fund	Managed Futures Strategy Fund
Cost of investments	$2,484,421	$17,264,073	$15,014,890	$36,757,116

Gross unrealized appreciation	$111	$-	$-	$17,917
Gross unrealized depreciation	-	-	-	(9,431,781)
Net unrealized appreciation (depreciation) on investments	$111	$-	$-	$(9,413,864)

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

	Multi-Strategy Alternatives Fund	Sustainable Income Fund	Thomson Reuters Private Equity Return Tracker Fund	Thomson Reuters Venture Capital Return Tracker Fund
Cost of investments	$17,095,037	$51,545,274	$16,866,249	$193,115,307

Gross unrealized appreciation	$3,130,726	$1,212,268	$6,489,169	$59,827,293
Gross unrealized depreciation	(123,517)	(85,588)	(363,027)	(4,222,488)
Net unrealized appreciation on investments	$3,007,209	$1,126,680	$6,126,142	$55,604,805

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Alternative Growth Fund	Aspect Core Diversified Strategy Fund	Chesapeake Strategy Fund
Undistributed ordinary income	$-	$-	$-
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	-	-	-

Accumulated capital and other losses	(2,261,400)	(3,344,191)	(18,239,715)
Unrealized depreciation on investments	(270,111)	(2,801,892)	(12,488,212)
Unrealized depreciation on open swap contracts	(810,634)	-	-
Unrealized appreciation (depreciation) on futures contracts	-	93,579	(135,794)
Unrealized appreciation on forward foreign currency exchange contracts	-	78,694	-
Unrealized appreciation on foreign currency translations	-	995	18,922
Unrealized Trustees’ deferred compensation	(606)	(873)	(2,254)
Total accumulated deficit	$(3,342,751)	$(5,973,688)	$(30,847,053)

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

	Managed Futures Strategy Fund	Multi-Strategy Alternatives Fund
Undistributed ordinary income	$-	$-
Undistributed long-term capital gains	-	-
Tax accumulated earnings	-	-

Accumulated capital and other losses	(36,665,992)	(3,733,071)
Unrealized appreciation (depreciation) on investments	(115,767,772)	4,602,848
Unrealized depreciation on open swap contracts	(13,301,542)	(207,160)
Unrealized appreciation (depreciation) on futures contracts	-	-
Unrealized appreciation on forward foreign currency exchange contracts	-	-
Unrealized appreciation on foreign currency translations	-	-
Unrealized Trustees’ deferred compensation	(4,586)	(2,795)
Total accumulated earnings (deficit)	$(165,739,892)	$659,822

	Thomson Reuters Private Equity Return Tracker Fund	Thomson Reuters Venture Capital Return Tracker Fund
Undistributed ordinary income	$954,906	$38,878,862
Undistributed long-term capital gains	-	-
Tax accumulated earnings	954,906	38,878,862

Accumulated capital and other losses	-	-
Unrealized appreciation (depreciation)	4,927,150	42,160,837
Unrealized Trustees’ deferred compensation	-	-
Total accumulated earnings	$5,882,056	$81,039,699

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

The tax character of the distributions paid during the periods ended September 30, 2020, June 30, 2020, April 30, 2020, June 30, 2019 and April 30, 2019 were as follows:

	Alternative Growth Fund
	September 30, 2020	June 30, 2020	June 30, 2019
Distributions paid from:
Ordinary income	$-	$614,316	$30,437
Net long-term capital gains	-	211,019	366,567
Return of capital	-	700,069	-
Total distributions paid	$-	$1,525,404	$397,004

	Aspect Core Diversified Strategy Fund		Chesapeake Strategy Fund
Distributions paid from:	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Ordinary income	$1,575,322	$-	$3,146,191	$1,698,338
Net long-term capital gains	-	-	-	-
Return of capital	696,719	-	-	-
Total distributions paid	$2,272,041	$-	$3,146,191	$1,698,338

	Managed Futures Strategy Fund
Distributions paid from:	September 30, 2020	September 30, 2019
Ordinary income	$27,725,036	$-
Net long-term capital gains	-	-
Return of capital	1,660,265	-
Total distributions paid	$29,385,301	$-

	Multi-Strategy Alternatives Fund
	September 30, 2020	April 30, 2020	April 30, 2019
Distributions paid from:
Ordinary income	$-	$-	$10,948,056
Net long-term capital gains	-	625,829	4,133,286
Return of capital	-	193,247	-
Total distributions paid	$-	$819,076	$15,081,342

	Thomson Reuters Private Equity Return Tracker Fund
	September 30, 2020	September 30, 2019
Distributions paid from:
Ordinary income	$126,901	$1,108,518
Net long-term capital gains	126,587	70,385
Return of capital	-	27,002
Total distributions paid	$253,488	$1,205,905

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

	Thomson Reuters Venture Capital Return Tracker Fund
	September 30, 2020	September 30, 2019
Distributions paid from:
Ordinary income	$13,498,495	$5,275,567
Net long-term capital gains	3,955,152	132,635
Return of capital	-	622
Total distributions paid	$17,453,647	$5,408,824

As of September 30, 2020, the Alternative Growth Fund, the Aspect Core Diversified Strategy Fund, the Chesapeake Strategy Fund, the Managed Futures Strategy Fund, the Multi-Strategy Alternatives Fund, the Thomson Reuters Private Equity Return Tracker Fund and the Thomson Reuters Venture Capital Return Tracker Fund had $0, $146,846, $209,158, $36,486,701, $0, $253,488 and $17,453,647, respectively, of qualified late-year ordinary losses, which are deferred until fiscal year 2020 for tax purposes. Net late-year ordinary losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of each Fund’s next taxable year.

As of September 30, 2020, the Funds had net capital loss carryovers as follows:

	Alternative Growth Fund	Aspect Core Diversified Strategy Fund	Chesapeake Strategy Fund	Managed Futures Strategy Fund	Multi- Strategy Alternatives Fund	Thomson Reuters Private Equity Return Tracker Fund	Thomson Reuters Venture Capital Return Tracker Fund
Not subject to expiration:
Short-term	$870,091	$1,698,635	$15,931,841	$58,445	$3,733,071	$-	$-
Long-Term	1,391,309	1,498,710	2,098,716	120,846	-	-	-
Total	$2,261,400	$3,197,345	$18,030,557	$179,291	$3,733,071	$-	$-

The Managed Futures Strategy Fund, Multi-Strategy Alternatives Fund, Thomson Reuters Private Equity Return Tracker Fund and the Thomson Reuters Venture Capital Return Tracker Fund had utilized capital loss carry overs totaling $170,773, $2,005,644, $60,338 and $3,962,965, respectively.

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Note 5 – Redemption Fee

The Alternative Growth Fund, Managed Futures Strategy Fund, Sustainable Income Fund, Thomson Reuters Private Equity Return Tracker Fund and Thomson Reuters Venture Capital Return Tracker Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. These Funds received redemption fees as follows:

	Periods Ended March 31, 2021	Periods Ended September 30, 2020	Year Ended June 30, 2020
Alternative Growth Fund	$1,334	$119	$13,013
Managed Futures Strategy Fund	3,953	27,967	-
Sustainable Income Fund	-	-	-
Thomson Reuters Private Equity Return Tracker Fund	3,288	629	-
Thomson Reuters Venture Capital Return Tracker Fund	42,647	81,426	-

Note 6 – Investment Transactions

For the periods ended March 31, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and short-term U.S. Government securities were as follows:

	Purchases	Sales
Alternative Growth Fund	$-	$3,368,048
Aspect Core Diversified Strategy Fund	-	8,400,000
Chesapeake Strategy Fund	-	12,000,000
Managed Futures Strategy Fund	-	30,480,493
Multi-Strategy Alternatives Fund	74,435,174	116,165,670
Sustainable Income Fund	83,598,210	34,706,229
Thomson Reuters Private Equity Return Tracker Fund	9,307,606	14,467,059
Thomson Reuters Venture Capital Return Tracker Fund	160,230,403	184,999,835

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its shares.  With respect to Class A shares and Class R-1 shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

Prior to the close of business on November 20, 2020, the Thomson Reuters Private Equity Return Tracker Predecessor Fund and Thomson Reuters Venture Capital Return Tracker Predecessor Fund adopted a distribution plan pursuant to Rule 12b-1 with respect to Class A shares and C shares. Pursuant to the Plan, the Thomson Reuters Private Equity Return Tracker Predecessor Fund and Thomson Reuters Venture Capital Return Tracker Predecessor Fund paid NLD at the annual rate of up to 0.25% and 1.00% of average daily net assets attributable to Class A shares and C shares, respectively. Class I shares did not pay any distribution fees. For the period October 1, 2020 to November 20, 2020, the Thomson Reuters Private Equity Return Tracker Predecessor Fund and Thomson Reuters Venture Capital Return Tracker Predecessor Fund paid NLD $1,668 and $45,346 respectively, with respect to Class A and Class C shares under the Predecessor Funds’ distribution plan. For the periods ended March 31, 2021, distribution fees incurred are disclosed on the Consolidated Statements of Operations.

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2021, in valuing the Funds’ assets carried at fair value:

Alternative Growth Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Short-Term Investments	$1,209,576	$-	$-	$1,209,576
U.S. Treasury Bills	-	1,274,956	-	1,274,956
Total Investments	1,209,576	1,274,956	-	2,484,532
Other Financial Instruments**
Futures Contracts	15,384	-	-	15,384
Total Assets	$1,224,960	$1,274,956	$-	$2,499,916
Liabilities
Other Financial Instruments**
Swap Contract	$-	$748,333	$-	$748,333
Total Liabilities	$-	$748,333	$-	$748,333

Aspect Core Diversified Strategy Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Short-Term Investments	$17,264,073	$-	$-	$17,264,073
Total Investments	17,264,073	-	-	17,264,073
Other Financial Instruments**
Futures Contracts	357,136	-	-	357,136
Forward Foreign Currency Contracts	-	85,382	-	85,382
Total Assets	$17,621,209	$85,382	$-	$17,706,591

Liabilities
Other Financial Instruments**
Futures Contracts	$164,891	$-	$-	$164,891
Forward Foreign Currency Contracts	-	91,178	-	91,178
Total Liabilities	$164,891	$91,178	$-	$256,069

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Chesapeake Strategy Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Short-Term Investments	$15,014,890	$-	$-	$15,014,890
Total Investments	15,014,890	-	-	15,014,890
Other Financial Instruments**
Futures Contracts	832,685	-	-	832,685
Total Assets	$15,847,757	$-	$-	$15,847,575

Liabilities
Other Financial Instruments**
Futures Contracts	$499,791	$-	$-	$499,791
Total Liabilities	$499,791	$-	$-	$499,791

Managed Futures Strategy Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
U.S. Treasury Bills	$-	$9,749,649	$-	$9,749,649
Short-Term Investments	17,593,603	-	-	17,593,603
Total Investments	17,593,603	9,749,649	-	27,343,252
Other Financial Instruments**
Swap Contracts	-	16,387	-	16,387
Total Assets	$17,593,603	$9,766,036	$-	$27,359,639

Liabilities
Other Financial Instruments**
Swap Contracts	$-	$9,431,130	$-	$9,431,130
Total Liabilities	$-	$9,431,130	$-	$9,431,130

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Multi-Strategy Alternatives Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Investments[1]	$11,571,881	$-	$-	$11,571,881
Exchange-Traded Funds	5,295,136	-	-	5,295,136
Short-Term Investments	3,235,229	-	-	3,235,229
Total Assets	$20,102,246	$-	$-	$20,102,246

Liabilities
Other Financial Instruments**
Swap Contracts	$-	$184,294	$-	$184,294
Total Liabilities	$-	$184,294	$-	$184,294

Sustainable Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds[1]	$-	$51,245,434	$-	$51,245,434
Short-Term Investments	1,426,520	-	-	1,426,520
Total Investments	$1,426,520	$51,245,434	$-	$52,671,954

Thomson Reuters Private Equity Return Tracker Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Investments[1]	$20,141,795	$-	$-	$20,141,795
Short-Term Investments	2,850,596	-	-	2,850,596
Total Assets	$22,992,391	$-	$-	$22,992,391

Liabilities
Other Financial Instruments**
Swap Contracts	$-	$244,206	$-	$244,206
Total Liabilities	$-	$244,206	$-	$244,206

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Thomson Reuters Venture Capital Return Tracker Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Investments[1]	$238,914,402	$-	$-	$238,914,402
Short-Term Investments	9,805,710	-	-	9,805,710
Total Investments	$248,720,112	$-	$-	$248,720,112
Other Financial Instruments**
Swap Contracts	-	3,571,278	-	3,571,278
Total Assets	$248,720,112	$3,571,278	$-	$252,291,390

Liabilities
Other Financial Instruments**
Swap Contracts	$-	$929,874	$-	$929,874
Total Liabilities	$-	$929,874	$-	$929,874

[1]	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedules of Investments.
*	The Funds did not hold any Level 3 securities at period end.
**	Other financial instruments are derivative instruments such as swap contracts, futures contracts and forward foreign currency contracts. Swap contracts, futures contracts and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 10 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The Funds invested in futures contracts, swap contracts and forward foreign currency contracts during the periods ended March 31, 2021.

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of March 31, 2021, by risk category are as follows:

Alternative Growth Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statements of Assets and Liabilities	Value	Consolidated Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open futures contracts	$15,384	Unrealized depreciation on open swap contract	$-
Mixed: Interest rate, equity and foreign exchange contracts	Unrealized appreciation on open futures contracts	-	Unrealized depreciation on open swap contract	748,333
Total		$15,384		$748,333

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Aspect Core Diversified Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statements of Assets and Liabilities	Value	Consolidated Statements of Assets and Liabilities	Value
Commodity contracts	Unrealized appreciation on open futures contracts	$99,104	Unrealized depreciation on open futures contracts	$89,717
Currency contracts	Unrealized appreciation on open futures contracts	50,190	Unrealized depreciation on open futures contracts	40,109
	Unrealized appreciation on forward foreign currency exchange contracts	85,382	Unrealized depreciation on forward foreign currency exchange contracts	91,178
Interest rate contracts	Unrealized appreciation on open futures contracts	138,465	Unrealized depreciation on open futures contracts	13,813
Index contracts	Unrealized appreciation on open futures contracts	69,377	Unrealized depreciation on open futures contracts	21,252
Total		$442,518		$256,069

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Chesapeake Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statements of Assets and Liabilities	Value	Consolidated Statements of Assets and Liabilities	Value
Commodity contracts	Unrealized appreciation on open futures contracts	$265,308	Unrealized depreciation on open futures contracts	$293,477
Currency contracts	Unrealized appreciation on open futures contracts	55,679	Unrealized depreciation on open futures contracts	186,529
Interest rate contracts	Unrealized appreciation on open futures contracts	461,452	Unrealized depreciation on open futures contracts	15,574
Index contracts	Unrealized appreciation on open futures contracts	50,246	Unrealized depreciation on open futures contracts	4,211
Total		$832,685		$499,791

Managed Futures Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statements of Assets and Liabilities	Value	Consolidated Statements of Assets and Liabilities	Value
Mixed: Interest rate, equity and foreign exchange contracts	Unrealized appreciation on open swap contracts	$16,387	Unrealized depreciation on open swap contracts	$9,431,130

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Multi-Strategy Alternatives Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statements of Assets and Liabilities	Value	Consolidated Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$-	Unrealized depreciation on open swap contracts	$184,294

Thomson Reuters Private Equity Return Tracker Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statements of Assets and Liabilities	Value	Consolidated Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$-	Unrealized depreciation on open swap contracts	$244,206

Thomson Reuters Venture Capital Return Tracker Fund

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statements of Assets and Liabilities	Value	Consolidated Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$3,571,278	Unrealized depreciation on open swap contracts	$929,874

The effects of derivative instruments on the Consolidated Statements of Operations for the periods ended March 31, 2021, are as follows:

Alternative Growth Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Futures Contracts	Open Swap Contract
Equity contracts	$1,129,259	$-
Mixed: Interest rate, equity and foreign exchange contracts	-	(483,298)

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Aspect Core Diversified Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$560,932	$-	$560,932
Currency	134,299	(12,149)	122,150
Index contracts	210,193	-	210,193
Interest rate contracts	(50,554)	-	(50,554)
Total	$854,870	$(12,149)	$842,721

Chesapeake Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Futures Contracts
Commodity contracts	$2,104,112
Currency contracts	661,471
Equity contracts	-
Index contracts	555,745
Interest rate contracts	(51,637)
Total	$3,269,691

Managed Futures Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Mixed: Interest rate, equity and foreign exchange contracts	$(2,348,814)

Multi-Strategy Alternatives Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(985,720)

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Thomson Reuters Private Equity Return Tracker Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$397

Thomson Reuters Venture Capital Return Tracker Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(15,195,879)

Alternative Growth Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Futures Contracts	Open Swap Contract	Total
Equity contracts	$88,499	$-	$88,499
Mixed: Interest rate, equity and foreign exchange contracts	-	62,301	62,301
Total	$88,499	$62,301	$150,800

Aspect Core Diversified Strategy Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$(22,798)	$-	$(22,798)
Foreign exchange contracts	96,976	(84,490)	12,486
Index contracts	6,076	-	6,076
Interest rate contracts	18,412	-	18,412
Total	$98,666	$(84,490)	$14,176

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Chesapeake Strategy Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Futures Contracts
Commodity contracts	$12,168
Currency contracts	83,324
Equity contracts	-
Index contracts	(27,055)
Interest rate contracts	400,251
Total	$468,688

Managed Futures Strategy Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Mixed: Interest rate, equity and foreign exchange contracts	$3,886,798

Multi-Strategy Alternatives Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$22,866

Thomson Reuters Private Equity Return Tracker Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$1,516,650

Thomson Reuters Venture Capital Return Tracker Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$25,058,720

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

The average quarterly volume of derivative instruments held by the Funds during the periods ended March 31, 2021 are as follows:

Alternative Growth Fund
		Futures Contracts	Open Swap Contract
Equity contracts	Notional Value	$7,188,573	$-
Mixed: Interest Rate, Equity and Foreign Exchange Contracts	Notional Value	-	11,726,972

Aspect Core Diversified Strategy Fund
		Long Futures Contracts	Short Futures Contracts
Commodity contracts	Notional Value	$3,413,004	$(1,073,803)
Currency contracts	Notional Value	7,583,166	(1,711,003)
Index contracts	Notional Value	37,496,308	(2,332,207)
Interest rate contracts	Notional Value	137,410,584	(106,745,067)

Chesapeake Strategy Fund
		Long Futures Contracts	Short Futures Contracts
Commodity contracts	Notional Value	$11,781,747	$(173,370)
Currency contracts	Notional Value	9,903,950	(12,742,230)
Equity contracts	Notional Value	-	-
Index contracts	Notional Value	103,645,050	-
Interest rate contracts	Notional Value	4,015,710	(19,492,590)

Managed Futures Strategy Fund
Open Swap Contract
Mixed: Interest Rate, Equity and Foreign Exchange Contracts	Notional Value	$319,868,641

Multi-Strategy Alternatives Fund
		Open Swap Contracts - Long	Open Swap Contracts - Short
Equity contracts	Notional Value	$6,779,813	$(6,817,431)

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Thomson Reuters Private Equity Return Tracker Fund
		Open Swap Contracts - Long	Open Swap Contracts - Short
Equity contracts	Notional Value	$27,397,082	$-

Thomson Reuters Venture Capital Return Tracker Fund
		Open Swap Contracts - Long	Open Swap Contracts - Short
Equity contracts	Notional Value	$389,507,734	$-

The value of the forward foreign currency contracts outstanding as of March 31, 2021 as disclosed in the Consolidated Schedules of Investments and the amounts of realized gains and losses and changes in unrealized appreciation/(depreciation) on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Aspect Core Diversified Strategy Fund.

Note 11 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

It is the Funds’ policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of futures, forward foreign currency exchange and swap contracts. As of March 31, 2021, the Funds are subject to a master netting arrangement for the futures and swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities as of March 31, 2021:

	Alternative Growth Fund
					Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets & Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized appreciation on open futures contracts	Morgan Stanley	$15,384	$-	$15,384	$-	$-	$-
Unrealized depreciation on open swap contract	Deutsche Bank	(748,333)	-	(748,333)	-	748,333	-

	Aspect Core Diversified Strategy Fund
					Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized appreciation on open futures contracts	Morgan Stanley	$357,136	$(164,891)	$192,245	$-	$-	$-
Unrealized depreciation on forward foreign currency exchange contracts	Morgan Stanley	85,382	(91,178)	(5,796)	-	5,796	-

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

	Chesapeake Strategy Fund
					Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized appreciation on open futures contracts	Morgan Stanley	$(499,791)	$832,685	$332,894	$-	$-	$-

Managed Futures Strategy Fund
					Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized depreciation on open swap contracts	Deutsche Bank	$(9,319,493)	$-	$(9,319,493)	$-	$9,319,493	$-
Unrealized depreciation on open swap contracts	Morgan Stanley	(111,637)	16,387	(95,250)	-	95,250	-

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

	Multi-Strategy Alternatives Fund
					Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized depreciation on open swap contracts	Cowen	$(184,294)	$-	$(184,294)	$184,294	$-	$-

	Thomson Reuters Private Equity Return Tracker Fund
					Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized depreciation on open swap contracts	BNP Paribas	$(244,206)	$-	$(244,206)	$-	$244,206	$-

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Thomson Reuters Venture Capital Return Tracker Fund
					Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized depreciation on open swap contracts	BNP Paribas	$3,571,278	$(929,874)	$2,641,404	$-	$-	$-

*	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 12 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2021, beneficial ownership in excess of 25% is as follows:

Fund	Beneficial Owner	% of Outstanding Shares
Alternative Growth Fund	National Financial Services, LLC	64%
Aspect Core Diversified Strategy Fund	Alyssum Investments Limited	49%
	Raymond James Financial	27%
Chesapeake Strategy Fund	National Financial Services, LLC	32%
Managed Futures Strategy Fund	Raymond James Financial	59%
Sustainable Income Fund	AXIS Reinsurance Company	96%
Thomson Reuters Private Equity Return Tracker Fund	National Financial Services, LLC	71%
Thomson Reuters Venture Capital Return Tracker Fund	Charles Schwab	26%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Note 13 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ consolidated financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ consolidated financial statements.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At a meeting held on July 16, 2020, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Investment Advisor”) and the sub-advisory agreement (the “SKY Harbor Sub-Advisory Agreement”) between the Investment Advisor and SKY Harbor Capital Management, LLC (“SKY Harbor”) with respect to the AXS Sustainable Income Fund series of the Trust (the “Sustainable Income Fund”), each for an initial two-year term.

At a meeting held on October 19-20, 2020, the Board and the Independent Trustees also reviewed and unanimously approved the Advisory Agreement between the Trust and the Investment Advisor with respect to the AXS Thomson Reuters Private Equity Return Tracker Fund (the “Private Equity Return Tracker Fund”) and the AXS Thomson Reuters Venture Capital Return Tracker Fund (the “Venture Capital Return Tracker Fund”) for an initial two-year term. The Sustainable Income Fund, the Private Equity Return Tracker Fund, and the Venture Capital Return Tracker Fund are each referred to below as a “New Fund” and, collectively, as the “New Funds.”

At a meeting held on January 20, 2021, the Board and the Independent Trustees also reviewed and unanimously approved the renewal of the Advisory Agreement between the Trust and the Investment Advisor for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and collectively, the “Funds”):

●	the AXS Alternative Growth Fund (the “Alternative Growth Fund”),

●	the AXS Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”),

●	the AXS Aspect Core Diversified Strategy Fund (the “Aspect Core Diversified Strategy Fund”),

●	the AXS Chesapeake Strategy Fund (the “Chesapeake Strategy Fund”), and

●	the AXS Multi-Strategy Alternatives Fund (the “Multi-Strategy Alternatives Fund”).

At the same meeting in January, the Board and the Independent Trustees also reviewed and unanimously approved the renewal of the following agreements for an additional one-year term from when they otherwise would expire:

●	the sub-advisory agreement (the “Ampersand Sub-Advisory Agreement”) between the Investment Advisor and Ampersand Investment Management LLC (“Ampersand”) with respect to the Alternative Growth Fund and the Managed Futures Strategy Fund;

●	the sub-advisory agreement (the “Aspect Sub-Advisory Agreement”) between the Investment Advisor and Aspect Capital Limited (“Aspect Capital”) with respect to the Aspect Core Diversified Strategy Fund;

●	the sub-advisory agreement (the “Chesapeake Sub-Advisory Agreement”) between the Investment Advisor and Chesapeake Capital Corporation (“Chesapeake Capital” and together with Ampersand and Aspect Capital, the “Sub-Advisors”) with respect to the Chesapeake Strategy Fund;

●	the investment advisory agreement between the Investment Advisor and AXS Alternative Growth Fund Limited (the “Alternative Growth Fund Subsidiary”), a wholly-owned subsidiary of the Alternative Growth Fund organized in the Cayman Islands, and the sub-advisory agreement between the Investment Advisor and Ampersand with respect to the Alternative Growth Fund Subsidiary (together, the “Alternative Growth Fund Subsidiary Agreements”);

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	the investment advisory agreement between the Investment Advisor and AXS Managed Futures Strategy Fund Limited (the “Managed Futures Strategy Fund Subsidiary”), a wholly-owned subsidiary of the Managed Futures Strategy Fund organized in the Cayman Islands, and the sub-advisory agreement between the Investment Advisor and Ampersand with respect to the Managed Futures Strategy Fund Subsidiary (together, the “Managed Futures Strategy Fund Subsidiary Agreements”);

●	the investment advisory agreement between the Investment Advisor and AXS Aspect Core Diversified Strategy Fund Limited (the “Aspect Core Diversified Strategy Fund Subsidiary”), a wholly-owned subsidiary of the Aspect Core Diversified Strategy Fund organized in the Cayman Islands, and the sub-advisory agreement between the Investment Advisor and Aspect Capital with respect to the Aspect Core Diversified Strategy Fund Subsidiary (together, the “Aspect Core Diversified Strategy Fund Subsidiary Agreements”); and

●	the investment advisory agreement between the Investment Advisor and AXS Chesapeake Strategy Fund Limited (the “Chesapeake Strategy Fund Subsidiary” and together with the Alternative Growth Fund Subsidiary, Managed Futures Strategy Fund Subsidiary, and Aspect Core Diversified Strategy Fund Subsidiary, the “Subsidiaries”), a wholly-owned subsidiary of the Chesapeake Strategy Fund organized in the Cayman Islands, and the sub-advisory agreement between the Investment Advisor and Chesapeake Capital with respect to the Chesapeake Strategy Fund Subsidiary (together, the “Chesapeake Strategy Fund Subsidiary Agreements”).

The Alternative Growth Fund Subsidiary Agreements, the Managed Futures Strategy Fund Subsidiary Agreements, the Aspect Core Diversified Strategy Fund Subsidiary Agreements, and the Chesapeake Strategy Fund Subsidiary Agreements are collectively referred to below as the “Subsidiary Agreements.” The Advisory Agreement, the SKY Harbor Sub-Advisory Agreement, the Ampersand Sub-Advisory Agreement, the Aspect Sub-Advisory Agreement, the Chesapeake Sub-Advisory Agreement, and the Subsidiary Agreements are collectively referred to below as the “Fund Advisory Agreements.”

In approving the Fund Advisory Agreements with respect to each New Fund, as applicable, the Board, including the Independent Trustees, determined that such approval was in the best interests of the New Fund and its shareholders. In renewing the Fund Advisory Agreements with respect to each Fund, as applicable, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders. The Board acknowledged that in accordance with exemptive relief granted by the U.S. Securities and Exchange Commission, due to unforeseen emergency circumstances related to the COVID-19 pandemic, each meeting was being held by videoconference, and that as required by the relief, the Board would ratify the approval and the renewal of the Fund Advisory Agreements, as applicable, at its next in-person meeting.

AXS Sustainable Income Fund

Background

In advance of the meeting held on July 16, 2020, the Board received information about the Sustainable Income Fund and the Fund Advisory Agreements from the Investment Advisor, SKY Harbor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and SKY Harbor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Sustainable Income Fund; information about the Investment Advisor’s and SKY Harbor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the New Fund; information regarding the performance of a private fund managed by SKY Harbor (the “Private Fund”), which would be reorganizing into the Sustainable Income Fund, for various periods ended March 31, 2020; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the New Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s High Yield Bond fund universe (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements. No representatives of the Investment Advisor or SKY Harbor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

AXS Investments LLC

Nature, Extent and Quality of Services

With respect to relevant performance information, the meeting materials indicated that the annualized total returns of the Private Fund, which SKY Harbor began managing on January 31, 2013, were higher than the Bloomberg Barclays 1-3 Year U.S. Government/Credit Index returns for the since inception period, but were lower than the Index’s returns for the five-, three-, and one-year periods by 0.05%, 1.79%, and 10.35%, respectively. The Trustees considered SKY Harbor’s assertion that the Private Fund’s underperformance relative to the Index was due in part to the sharp sell-off of risk assets in March 2020 caused by the COVID-19 pandemic, and that as of January 31, 2019, the Private Fund had been outperforming over all periods.

The Board noted its familiarity with the Investment Advisor as the investment advisor for several other series of the Trust, and considered SKY Harbor’s role as the investment advisor to the Private Fund. The Board also considered the services to be provided by the Investment Advisor and SKY Harbor to the Sustainable Income Fund. In doing so, the Board considered the Investment Advisor’s role as the New Fund’s investment advisor, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the New Fund, and oversee SKY Harbor with respect to the New Fund’s operations, including monitoring the SKY Harbor’s investment and trading activities with respect to the New Fund, monitoring the New Fund’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of the New Fund; and that SKY Harbor’s responsibilities would include day-to-day portfolio management for the New Fund. The Board also considered the qualifications, experience, and responsibilities of the personnel of the Investment Advisor who would be involved in the activities of the New Fund. In addition, the Board considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Sustainable Income Fund, and that the Investment Advisor would provide the New Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Sustainable Income Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the New Fund’s proposed annual investment advisory fee (gross of fee waivers) was higher than the Fund Universe and Peer Group medians by 0.10% and 0.15%, respectively. The Trustees noted, however, that the Investment Advisor expected to waive a significant portion of its advisory fee during the first year of the New Fund’s operations. In reviewing the advisory fee, the Trustees considered the Investment Advisor’s assertion that the New Fund’s advisory fee is appropriate in light of the New Fund’s strategy, which is somewhat unique in that it incorporates environmental, social, and governance considerations, unlike most funds in the Peer Group. The Trustees also considered the advisory fees of a peer group of funds selected by SKY Harbor, the median advisory fee of which was only 0.02% below the New Fund’s advisory fee. The Trustees also observed that the proposed advisory fee was lower than the advisory fees paid by other series of the Trust managed by the Investment Advisor.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The estimated annual total expenses (net of fee waivers) of the Sustainable Income Fund were higher than the Peer Group and Fund Universe medians by 0.04% and 0.07%, respectively. The Trustees considered that the New Fund’s estimated annual total expenses were likely higher than those of other funds in the Peer Group and Fund Universe because of the New Fund’s higher advisory fee.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Sustainable Income Fund.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with the Sustainable Income Fund in the New Fund’s first year of operations, taking into account estimated assets of $60 million. The Board observed that the Investment Advisor anticipated waiving a portion of its advisory fee for the New Fund, and determined that the Investment Advisor’s anticipated profits from its relationship with the New Fund were reasonable.

The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the New Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the New Fund generally and any favorable publicity arising in connection with the New Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the New Fund’s asset level would likely be too low to achieve significant economies of scale during the initial startup period, and that any such economies would be considered in the future as the New Fund’s assets grow.

SKY Harbor Capital Management, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services to be provided by SKY Harbor to the Sustainable Income Fund. In doing so, the Board noted that as the sole sub-advisor to the New Fund, SKY Harbor would be primarily responsible for the day-to-day management of the New Fund and its investment results. The Board also considered the services to be provided by SKY Harbor to the New Fund, and the qualifications, experience, and responsibilities of the personnel of SKY Harbor who would be involved in the activities of the New Fund. In addition, the Board considered the overall quality of the organization and operations of SKY Harbor, as well as its compliance structure and compliance procedures. Information regarding the performance of the Private Fund is described above.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, SKY Harbor would have the capabilities, resources, and personnel necessary to manage the Sustainable Income Fund, and that SKY Harbor would provide the New Fund with a reasonable potential for good investment results.

Sub-Advisory Fee

The Board reviewed information regarding the annual sub-advisory fee proposed to be charged by SKY Harbor with respect to the Sustainable Income Fund, and considered the relative levels and types of services to be provided by the Investment Advisor and SKY Harbor. The Board noted that SKY Harbor serves as advisor to a variety of institutional accounts and funds across several different strategies, none of which are the same as the New Fund, and that the sub-advisory fee proposed to be charged by SKY Harbor to the New Fund was lower than the fees that SKY Harbor charges to manage its other institutional accounts and funds. The Board observed that the Investment Advisor would pay SKY Harbor’s sub-advisory fee from the Investment Advisor’s advisory fee. The Board also noted that the Investment Advisor indicated its intention to modify SKY Harbor’s sub-advisory fee to be in the range of 25 to 35 basis points based on the New Fund’s asset level or another benchmark, and the Board ratified an amended version of the SKY Harbor Sub-Advisory Agreement, which reflected a 35 basis point sub-advisory fee, at the Board’s meeting on October 19-20, 2020.

The Board and the Independent Trustees concluded that the proposed compensation payable to SKY Harbor under the SKY Harbor Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by SKY Harbor to the Sustainable Income Fund.

Benefits to the Sub-Advisor

The Board also considered that the potential benefits to be received by SKY Harbor as a result of its relationship with the Sustainable Income Fund, other than the receipt of its sub-advisory fee, would include the usual types of “fall out” benefits received by sub-advisors to the Trust, including any research received from broker-dealers providing execution services to the New Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of SKY Harbor’s compliance program, and the intangible benefits of SKY Harbor’s association with the New Fund generally and any favorable publicity arising in connection with the New Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement was in the best interests of the Sustainable Income Fund and its shareholders and, accordingly, approved each Fund Advisory Agreement with respect to the New Fund.

AXS Thomson Reuters Private Equity Return Tracker Fund and AXS Thomson Reuters Venture Capital Return Tracker Fund

Background

In advance of the meeting held on October 19-20, 2020, the Board received information about the Private Equity Return Tracker Fund, the Venture Capital Return Tracker Fund, and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the New Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the New Funds; information regarding the performance of the predecessor funds of the Private Equity Return Tracker Fund (the “Private Equity Return Tracker Predecessor Fund”) and the Venture Capital Return Tracker Fund (the “Venture Capital Return Tracker Predecessor Fund” and together with the Private Equity Return Tracker Predecessor Fund, the “Predecessor Funds”), which would be reorganized into the New Funds, for various periods ended June 30, 2020; and reports prepared by Broadridge comparing the proposed advisory fee and estimated total expenses of each New Fund with those of its Peer Group selected by Broadridge from Morningstar, Inc.’s relevant Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Investment Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Trustees considered that the New Funds are alternative index funds designed to track specific indices, including a research index that tracks the returns of the underlying portfolio companies of U.S. private equity funds or U.S. venture capital backed companies, as applicable (each a “Research Index”), and an investable index (each an “Underlying Index”) that is designed to track the Research Index. With respect to the relevant performance information, the meeting materials indicated the performance of each Predecessor Fund correlated highly with its corresponding Underlying Index.

The Board noted its familiarity with the Investment Advisor as the investment advisor for several other series of the Trust, and considered the services to be provided by the Investment Advisor to each New Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the New Funds, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the New Funds. The Board also considered the overall quality of the organization and operations, and the compliance structures and compliance procedures, of the Investment Advisor. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage each New Fund, and that the Investment Advisor would provide each New Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding each New Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated the following:

●	The Private Equity Return Tracker Fund’s proposed annual investment advisory fee (gross of fee waivers) was higher than the Large Blend Fund Universe and Peer Group medians by 0.61% and 0.65%, respectively. The Trustees noted the Investment Advisor’s assertions that the New Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe, that the New Fund’s strategies are typically only available in more costly and less transparent portfolios that charge both management fees and performance fees, and that the advisory fee includes the cost of licensing the Research Index and Underlying Index. The Trustees also noted that the proposed advisory fee was the same as the advisory fee for the Private Equity Return Tracker Predecessor Fund, and that the Investment Advisor does not manage any other accounts with the same objectives and policies as the New Fund, and therefore the Trustees did not have a good basis for comparing the New Fund’s proposed advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the New Fund’s proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The estimated annual total expenses (net of fee waivers) of the Private Equity Return Tracker Fund were higher than the Peer Group and Fund Universe medians by 0.72% and 0.80%, respectively. The Trustees noted, however, that the average net assets of the New Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered that the New Fund’s estimated annual total expenses were likely higher than those of other funds in the Peer Group and Fund Universe because of the New Fund’s higher advisory fee.

●	The Venture Capital Return Tracker Fund’s proposed annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Large Growth Fund Universe medians by 0.55%. The Trustees noted the Investment Advisor’s assertions that the New Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe, that the New Fund’s strategies are typically only available in more costly and less transparent portfolios that charge both management fees and performance fees, and that the advisory fee includes the cost of licensing the Research Index and Underlying Index. The Trustees also noted that the proposed advisory fee was the same as the advisory fee for the Venture Capital Return Tracker Predecessor Fund, and that the Investment Advisor does not manage any other accounts with the same objectives and policies as the New Fund, and therefore the Trustees did not have a good basis for comparing the New Fund’s proposed advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the New Fund’s proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The estimated annual total expenses (net of fee waivers) of the Venture Capital Return Tracker Fund were higher than the Peer Group and Fund Universe medians by 0.60% and 0.72%, respectively. The Trustees noted, however, that the average net assets of the New Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered that the New Fund’s estimated annual total expenses were likely higher than those of other funds in the Peer Group and Fund Universe because of the New Fund’s higher advisory fee.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the New Funds.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with each New Fund in the New Fund’s first year of operations, taking into account the respective Predecessor Fund’s current assets. The Board observed that the Investment Advisor anticipated waiving a portion of its advisory fee with respect to the Private Equity Return Tracker Fund, and it determined that the Investment Advisor’s profit level with respect to each New Fund was reasonable.

The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the New Funds, other than the receipt of its advisory fees, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the New Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of its association with the New Funds generally and any favorable publicity arising in connection with the New Funds’ performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the New Funds’ asset levels would likely be too low to achieve significant economies of scale during the initial startup period, and that any such economies would be considered in the future as the New Funds’ assets grow.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of each New Fund and its shareholders and, accordingly, approved the Advisory Agreement with respect to each New Fund.

AXS Alternative Growth Fund, AXS Managed Futures Strategy Fund, AXS Aspect Core Diversified Strategy Fund, AXS Chesapeake Strategy Fund, and AXS Multi-Strategy Alternatives Fund

Background

In advance of the meeting held on January 20, 2021, the Board received information about the Funds, the Subsidiaries, and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisors, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisors; information regarding the background, experience, and compensation structure of relevant personnel providing services to each Fund and Subsidiary, as applicable; information about the Investment Advisor’s and the Sub-Advisors’ compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a Peer Group selected by Broadridge from Morningstar, Inc.’s relevant Fund Universe for various periods ended October 31, 2020; reports comparing the investment advisory fee and total expenses of each Fund with those of its respective Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to each Fund Advisory Agreement, as applicable. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Investment Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisors were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

AXS Investments LLC

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Alternative Growth Fund’s annualized total returns for the three- and five-year periods were above the Peer Group and Long-Short Equity Fund Universe median returns, but below the S&P 500 Index returns by 4.89% and 4.44%, respectively. The Fund’s total return for the one-year period was below the Fund Universe and Peer Group median returns and the S&P 500 Index return by 2.17%, 2.80%, and 15.57%, respectively. The Trustees considered the Investment Advisor’s explanation that the Fund’s Peer Group includes a significant range of strategies including long-bias and short-bias strategies; that over the one-year period, the Fund was outperforming the S&P 500 Index until the market decline caused by the COVID-19 pandemic began in late February 2020; and that in the market recovery that followed, the Fund’s diversifying commodity trading advisor (“CTA”) strategies and dynamic hedge programs detracted from the Fund’s performance.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	The Managed Futures Strategy Fund’s annualized total return for the five-year period was below the Peer Group and Managed Futures Fund Universe median returns and the S&P 500 Index return by 1.97%, 2.20%, and 15.40%, respectively. The Fund’s annualized total return for the three-year period was below the Peer Group median return by 4.88%, the Fund Universe median return by 7.25%, and the S&P 500 Index return by 18.25%. The Fund’s total return for the one-year period was below the Peer Group and Fund Universe median returns and the S&P 500 Index return by 19.79%, 25.73%, and 34.72%, respectively. The Trustees noted the Investment Advisor’s belief that the Fund’s underperformance over the one-year period was attributable to the Fund’s allocation to multiple investment strategies and the overall diversified nature of the Fund, which resulted in a lower overall correlation to the equity markets, which benefitted from a more rapid recovery in 2020. The Trustees also considered the Investment Advisor’s and Ampersand’s observations that the Fund’s returns are within statistical expectations, and that the strategy has a longer-term investment horizon in determining its CTA allocation decisions. The Trustees also noted that the Fund’s annualized total return for the ten-year period ended December 31, 2020, was above the median return of the Peer Group.

●	The Aspect Core Diversified Strategy Fund’s total return for the one-year period was above the Barclay BTOP50 Index return and the Peer Group median return, but below the SG Trend Index return by 0.09% and the Managed Futures Fund Universe median return by 2.00%. The Fund’s annualized total return for the five-year period was below the Fund Universe and Peer Group median returns, the Barclay BTOP50 Index return, and the SG Trend Index return by 0.07%, 0.35%, 0.69%, and 0.75%, respectively. The Fund’s annualized total return for the three-year period was below both the Fund Universe and Peer Group median returns by 1.41%, and below the Barclay BTOP50 Index return and the SG Trend Index return by 2.26% and 2.30%, respectively. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

●	The Chesapeake Strategy Fund’s annualized total return for the five-year period was below the Managed Futures Fund Universe and Peer Group median returns, and the Barclay BTOP50 Index and SG Trend Index returns by 1.56%, 1.57%, 2.18%, and 2.24%, respectively. The Fund’s annualized total return for the three-year period was below the Peer Group and Fund Universe median returns, and the Barclay BTOP50 Index and SG Trend Index returns by 3.79%, 5.98%, 6.83%, and 6.87%, respectively. The Fund’s total return for the one-year period was below the Peer Group median return by 6.83%, the Barclay BTOP50 Index return by 9.67%, the SG Trend Index return by 10.12%, and the Fund Universe median return by 12.03%. The Trustees considered the Investment Advisor’s assertion that the Fund’s strategy is a long-term trend following program, and that some funds in the Peer Group incorporate short-term strategies, which allowed those funds to react quickly and benefit more significantly from the market recovery that began in the second quarter of 2020. The Trustees also considered Chesapeake Capital’s assertion that relative performance of managed futures funds can change within a few months, and noted that for periods ended December 31, 2020, the Fund’s annualized total return was higher than the median return of the Peer Group for the one-year period, and slightly below the median returns of the Peer Group by 0.95% and 0.23% for the three- and five-year periods, respectively. The Trustees also observed that the Fund’s downside volatility, as measured by its Morningstar risk score, ranked it in the second quartile of the funds in the Peer Group and Fund Universe for the one-year period.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	The Multi-Strategy Alternatives Fund’s annualized total return for three-year period was above the Peer Group median return, the HFRX Equity Hedge Index return, and the Long-Short Equity Fund Universe median return. The Fund’s total return for the one-year period was above the Fund Universe median return, but below the Peer Group median return and the HFRX Equity Hedge Index return by 0.04% and 0.36%, respectively. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one- and three-year periods.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds and the Subsidiaries. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds and the Subsidiaries, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds and the Subsidiaries. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisors, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of each applicable Fund and its corresponding Subsidiary, and oversees the Sub-Advisors with respect to each applicable Fund’s and Subsidiary’s operations, including monitoring the investment and trading activities of the Sub-Advisors, monitoring each Fund’s and Subsidiary’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of each Fund and Subsidiary; and that the Sub-Advisors’ responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund and Subsidiary were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Alternative Growth Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Long-Short Equity Fund Universe medians. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

●	The Managed Futures Strategy Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Managed Futures Fund Universe and Peer Group medians by 0.20% and 0.35%, respectively. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than both the Peer Group and Fund Universe medians by 0.18%. The Trustees noted the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Aspect Core Diversified Strategy Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Managed Futures Fund Universe medians by 0.05%. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	The Chesapeake Strategy Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Managed Futures Fund Universe and Peer Group medians by 0.25% and 0.35%, respectively. The Trustees considered the Investment Advisor’s observation that the Fund has greater diversification, invests in a broader universe of markets and employs a less trend-following style than many of the funds in the Peer Group.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.33% and 0.44%, respectively. The Trustees noted the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Multi-Strategy Alternatives Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Long-Short Equity Fund Universe medians. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

In reviewing the advisory fee for each Fund, the Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as any Fund, and therefore they did not have a good basis for comparing each Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustee also considered that each Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds and the Subsidiaries.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended October 31, 2020, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Alternative Growth Fund; had waived a significant portion of its advisory fee for the Aspect Core Diversified Strategy Fund; had waived a portion of its advisory fee for the Managed Futures Strategy Fund, Chesapeake Strategy Fund, and Multi-Strategy Alternatives Fund; and had not realized a profit with respect to the Alternative Growth Fund and Aspect Core Diversified Strategy Fund. The Board and the Independent Trustees determined that the profits of the Investment Advisor from its relationships with the Managed Futures Strategy Fund, Chesapeake Strategy Fund, and Multi-Strategy Alternatives Fund were reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Ampersand Investment Management LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Ampersand to the Alternative Growth Fund, the Managed Futures Strategy Fund, and each Fund’s Subsidiary. In doing so, the Board considered Ampersand’s specific responsibilities in day-to-day portfolio management of the Funds and the Subsidiaries, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds and the Subsidiaries. The Board also considered the overall quality of the organization and operations of Ampersand, as well as its compliance structure. The Board’s observations regarding the performance of the Alternative Growth Fund and the Managed Futures Strategy Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Ampersand to the Alternative Growth Fund, the Managed Futures Strategy Fund, and each Fund’s Subsidiary were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Ampersand with respect to the Alternative Growth Fund, the Managed Futures Strategy Fund, and each Fund’s Subsidiary. The Board noted that Ampersand does not manage any other accounts with the same investment objectives and policies as the Alternative Growth Fund or the Managed Futures Strategy Fund, and therefore they did not have a good basis for comparing the Funds’ sub-advisory fees with those of other similar client accounts of Ampersand. The Board also noted that the Investment Advisor’s services include supervision and monitoring of the investment and trading activities of Ampersand, analysis of each Fund’s and its Subsidiary’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of each Fund and its Subsidiary. The Board also noted that the Investment Advisor pays Ampersand’s sub-advisory fees out of the Investment Advisor’s advisory fees.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Ampersand under the Ampersand Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Ampersand provides to the Funds and the Subsidiaries.

Benefits to the Sub-Advisor

The Board also considered the benefits received by Ampersand as a result of its relationship with the Alternative Growth Fund, the Managed Futures Strategy Fund, and each Fund’s Subsidiary, other than the receipt of its sub-advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Ampersand’s compliance program, and the intangible benefits of Ampersand’s association with the Funds and the Subsidiaries generally and any favorable publicity arising in connection with the Funds’ performance.

Aspect Capital Limited

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Aspect Capital to the Aspect Core Diversified Strategy Fund and its Subsidiary. In doing so, the Board considered Aspect Capital’s specific responsibilities in day-to-day portfolio management of the Fund and its Subsidiary, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund and its Subsidiary. The Board also considered the overall quality of the organization and operations of Aspect Capital, as well as its compliance structure. The Board’s observations regarding the performance of the Aspect Core Diversified Strategy Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Aspect Capital to the Aspect Core Diversified Strategy Fund and its Subsidiary were satisfactory.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Aspect Capital with respect to the Aspect Core Diversified Strategy Fund and its Subsidiary, which they noted was lower than the advisory fee that Aspect Capital charges to a pooled investment vehicle with similar investment objectives and policies as the Fund, and they considered the relative levels and types of services provided by the Investment Advisor and Aspect Capital. The Board also noted that the Investment Advisor’s services include supervision and monitoring of the investment and trading activities of Aspect Capital, analysis of the Fund’s and its Subsidiary’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of the Fund and its Subsidiary. The Board also noted that the Investment Advisor pays Aspect Capital’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Aspect Capital under the Aspect Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Aspect Capital provides to the Fund and its Subsidiary.

Benefits to the Sub-Advisor

The Board also considered the benefits received by Aspect Capital as a result of its relationship with the Aspect Core Diversified Strategy Fund and its Subsidiary, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Aspect Capital’s compliance program, and the intangible benefits of Aspect Capital’s association with the Fund and its Subsidiary generally and any favorable publicity arising in connection with the Fund’s performance.

Chesapeake Capital Corporation

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Chesapeake Capital to the Chesapeake Strategy Fund and its Subsidiary. In doing so, the Board considered Chesapeake Capital’s specific responsibilities in day-to-day portfolio management of the Fund and its Subsidiary, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund and its Subsidiary. The Board also considered the overall quality of the organization and operations of Chesapeake Capital, as well as its compliance structure. The Board’s observations regarding the performance of the Chesapeake Strategy Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Chesapeake Capital to the Chesapeake Strategy Fund and its Subsidiary were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Chesapeake Capital with respect to the Chesapeake Strategy Fund and its Subsidiary, which they noted was within the range of the management fees that Chesapeake Capital charges to manage various series of interests in a private fund, which also charges an incentive fee and an administrative fee to certain of the series. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private fund that Chesapeake Capital manages. The Board also noted that the Investment Advisor’s services include supervision and monitoring of the investment and trading activities of Chesapeake Capital, analysis of the Fund’s and its Subsidiary’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of the Fund and its Subsidiary. The Board also noted that the Investment Advisor pays Chesapeake Capital’s sub-advisory fee out of the Investment Advisor’s advisory fee.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Chesapeake Capital under the Chesapeake Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Chesapeake Capital provides to the Fund and its Subsidiary.

Benefits to the Sub-Advisor

The Board also considered the benefits received by Chesapeake Capital as a result of its relationship with the Chesapeake Strategy Fund and its Subsidiary, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Chesapeake Capital’s compliance program, and the intangible benefits of Chesapeake Capital’s association with the Fund and its Subsidiary generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of each Fund, each Subsidiary, and the shareholders of the Funds and the Subsidiaries and, accordingly, approved the renewal of each Fund Advisory Agreement with respect to the Funds and the Subsidiaries, as applicable.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”) met on October 19-20, 2020 and on January 20, 2021 (the “Meetings”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Board Meeting Dates
October 19 & 20, 2020	January 20, 2021
Reporting Period December 1, 2019 through July 31, 2020	Reporting Period August 1, 2020 through January 1, 2021
AXS Alternative Growth Fund	AXS Alternative Growth Fund
AXS Aspect Core Diversified Strategy Fund	AXS Aspect Core Diversified Strategy Fund
AXS Chesapeake Strategy Fund	AXS Chesapeake Strategy Fund
AXS Managed Futures Strategy Fund	AXS Managed Futures Strategy Fund
AXS Multi-Strategy Alternatives Fund	AXS Multi-Strategy Alternatives Fund
AXS Sustainable Income Fund

The Board has appointed AXS Investments LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the each Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Reports”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the periods from December 1, 2019 through July 31, 2020 and from August 1, 2020 through October 31, 2020 (the “Program Reporting Periods”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Reports discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions);

●	An overview of market liquidity for each Fund during the Program Reporting Periods;

●	Each Fund’s ability to meet redemption requests;

●	Each Fund’s cash management;

●	Each Fund’s borrowing activity, if any, in order to meet redemption requests;

●	Each Fund’s compliance with the 15% limit of illiquid investments; and

●	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Reports stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Reports also stated that there were no material changes made to the Fund Program during the Program Reporting Periods.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

In the Reports, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Periods, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Periods.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

AXS Funds

EXPENSE EXAMPLES

For the Periods Ended March 31, 2021 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or 12b-1 fees (Class A, Class C, and Class R-1 shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021.

The Sustainable Income Fund’s Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 17, 2020* to March 31, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Alternative Growth Fund		10/1/20	3/31/21	10/1/20 – 3/31/21
Class A	Actual Performance	$1,000.00	$1,132.70	$6.61
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.73	6.26
Class I	Actual Performance	1,000.00	1,132.80	5.28
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.98	5.00

*	Expenses are equal to the Fund’s annualized expense ratios of 1.24% and 0.99% for Class A shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

AXS Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended March 31, 2021 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Aspect Core Diversified Strategy Fund		10/1/20	3/31/21	10/1/20 – 3/31/21
Class A	Actual Performance	$1,000.00	$1,038.60	$8.68
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.42	8.59
Class C	Actual Performance	1,000.00	1,034.90	12.47
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.67	12.34
Class I	Actual Performance	1,000.00	1,039.80	7.40
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.68	7.32

*	Expenses are equal to the Fund’s annualized expense ratios of 1.71%, 2.46%, and 1.46% for Class A shares, Class C share, and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Chesapeake Strategy Fund		10/1/20	3/31/21	10/1/20 – 3/31/21
Class A	Actual Performance	$1,000.00	$1,252.70	$11.79
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.46	10.55
Class C	Actual Performance	1,000.00	1,247.60	15.97
	Hypothetical (5% annual return before expenses)	1,000.00	1,010.72	14.28
Class I	Actual Performance	1,000.00	1,253.70	10.39
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.71	9.30

*	Expenses are equal to the Fund’s annualized expense ratios of 2.10%, 2.85% and 1.85% for Class A shares, Class C shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

AXS Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended March 31, 2021 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Managed Futures Strategy Fund		10/1/20	3/31/21	10/1/20 – 3/31/21
Class A	Actual Performance	$1,000.00	$990.10	$9.68
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.21	9.80
Class C	Actual Performance	1,000.00	984.30	13.36
	Hypothetical (5% annual return before expenses)	1,000.00	1,011.47	13.54
Class I	Actual Performance	1,000.00	990.30	8.44
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.45	8.55

*	Expenses are equal to the Fund’s annualized expense ratios of 1.95%, 2.70%, and 1.70% for Class A shares, Class C share, and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Multi-Strategy Alternatives Fund		10/1/20	3/31/21	10/1/20 – 3/31/21
Class R-1	Actual Performance	$1,000.00	$1,169.10	$9.10
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.54	8.46
Class I	Actual Performance	1,000.00	1,169.40	8.16
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.41	7.59

*	Expenses are equal to the Fund’s annualized expense ratios of 1.68% and 1.51% for Class R-1 shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
Sustainable Income Fund		10/17/20*	3/31/21	10/17/20* – 3/31/21
Class I	Actual Performance**	$1,000.00	$1,054.60	$4.65
		10/1/20	3/31/21	10/1/20 – 3/31/21
	Hypothetical (5% annual return before expenses)^	1,000.00	1,020.00	4.99

*	Commencement of operations.

**	Expenses are equal to the Fund’s annualized expense ratios of 0.99% for Class I shares, multiplied by the average account values over the period, multiplied by 167/365 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

^	Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

AXS Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended March 31, 2021 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Thomson Reuters Private Equity Return Tracker Fund		10/1/20	3/31/21	10/1/20 – 3/31/21
Class A	Actual Performance	$1,000.00	$1,247.50	$10.11
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.93	9.07
Class C	Actual Performance	1,000.00	1,241.60	14.28
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.19	12.81
Class I	Actual Performance	1,000.00	1,249.10	8.72
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.18	7.82

*	Expenses are equal to the Fund’s annualized expense ratios of 1.80%, 2.55% and 1.56% for Class A shares, Class C shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Thomson Reuters Venture Capital Return Tracker Fund		10/1/20	3/31/21	10/1/20 – 3/31/21
Class A	Actual Performance	$1,000.00	$1,181.70	$9.64
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.10	8.91
Class C	Actual Performance	1,000.00	1,177.40	13.69
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.36	12.65
Class I	Actual Performance	1,000.00	1,183.30	8.28
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.34	7.65

*	Expenses are equal to the Fund’s annualized expense ratios of 1.77%, 2.52% and 1.52% for Class A shares, Class C shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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AXS Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

AXS Investments LLC

181 Westchester Avenue, Unit 402

Port Chester, New York 10573

Sub-Advisor

Ampersand Investment Management, LLC

10 Canal Street, Suite 336

Bristol, Pennsylvania 19007

Sub-Advisor

Aspect Capital Limited

10 Portman Square

London W1H 6AZ United Kingdom

Sub-Advisor

Chesapeake Capital Corporation

1721 Summit Avenue

Richmond, Virginia 23220

Sub-Advisor

SKY Harbor Capital Management, LLC

20 Horseneck Lane, 1st Floor

Greenwich, Connecticut 06830

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AXS Alternative Growth Fund – Class A	EEHAX	46141T 430
AXS Alternative Growth Fund – Class I	EEHIX	46141T 380
AXS Aspect Core Diversified Strategy Fund – Class A	EQAAX	46141T 422
AXS Aspect Core Diversified Strategy Fund – Class C	EQACX	46141T 414
AXS Aspect Core Diversified Strategy Fund – Class I	EQAIX	46141T 398
AXS Chesapeake Strategy Fund – Class A	ECHAX	46141T 471
AXS Chesapeake Strategy Fund – Class C	ECHCX	46141T 463
AXS Chesapeake Strategy Fund – Class I	EQCHX	46141T 372
AXS Managed Futures Strategy Fund – Class A	MHFAX	46141T 521
AXS Managed Futures Strategy Fund – Class C	MHFCX	46141T 513
AXS Managed Futures Strategy Fund – Class I	MHFIX	46141T 489
AXS Multi-Strategy Alternatives Fund – Class I	KCMIX	46141T 455
AXS Multi-Strategy Alternatives Fund – Class R-1	KCMTX	46141T 448
AXS Sustainable Income Fund – Class I	AXSKX	46141T 349
AXS Thomas Reuters Private Equity Return Tracker Fund – Class A	LDPAX	46141T 323
AXS Thomas Reuters Private Equity Return Tracker Fund – Class C	LDPCX	46141T 315
AXS Thomas Reuters Private Equity Return Tracker Fund – Class I	LDPIX	46141T 299
AXS Thomas Reuters Venture Capital Return Tracker Fund – Class A	LDVAX	46141T 281
AXS Thomas Reuters Venture Capital Return Tracker Fund – Class C	LDVCX	46141T 273
AXS Thomas Reuters Venture Capital Return Tracker Fund – Class I	LDVIX	46141T 265

Privacy Principles of the AXS Funds for Shareholders

The Funds are committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (833) 297-2587 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (833) 297-2587.

AXS Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (833) 297-2587

 Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/9/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/9/2021

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	6/9/2021